UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22487

                                 DBX ETF Trust

(Exact name of registrant as specified in charter)

60 Wall Street

                                                         New York, New York 10005

(Address of principal executive offices) (Zip code)

Alex Depetris

DBX ETF Trust

60 Wall Street

                                                         New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end: May 31

Date of reporting period: February 28, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Brazil Hedged Equity Fund

February 28, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 57.5%
Basic Materials - 8.2%
Cia Siderurgica Nacional SA	8,171	$35,650
Fibria Celulose SA*	2,793	29,541
Ultrapar Participacoes SA	3,354	74,597
Vale SA	14,094	198,358

		338,146

Communications - 1.0%
Tim Participacoes SA	8,274	40,439

Consumer, Cyclical - 2.0%
Cia Hering	1,556	16,524
Lojas Americanas SA	1,428	7,552
Lojas Renner SA	1,112	27,364
MRV Engenharia e Participacoes SA	3,757	13,011
Raia Drogasil SA	2,387	16,828

		81,279

Consumer, Non-cyclical - 23.1%
Ambev SA	51,093	367,822
Anhanguera Educacional Participacoes SA	4,420	24,751
BRF SA	7,043	128,921
CCR SA	9,356	64,162
Cielo SA	3,754	101,665
Cosan SA Industria e Comercio	1,357	20,076
EcoRodovias Infraestrutura e Logistica SA	1,861	9,802
Estacio Participacoes SA	2,974	28,031
Hypermarcas SA	3,910	24,230
JBS SA	8,200	26,229
Kroton Educacional SA	1,813	33,789
Localiza Rent a Car SA	1,530	20,332
M Dias Branco SA	379	13,238
Natura Cosmeticos SA	1,942	28,582
Qualicorp SA*	2,218	20,092
Souza Cruz SA	4,271	37,050

		948,772

Energy - 4.3%
Petroleo Brasileiro SA	32,318	179,043

Financial - 12.4%
Banco Bradesco SA	6,783	84,326
Banco do Brasil SA	9,415	83,118
Banco Santander Brasil SA	10,005	48,857
BB Seguridade Participacoes SA	6,414	63,736
BM&F Bovespa SA	21,768	93,487
BR Malls Participacoes SA	4,594	35,189
BR Properties SA	2,257	16,364
CETIP SA - Mercados Organizados	2,165	23,083
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,242	18,057
Odontoprev SA	2,953	10,793
Porto Seguro SA	1,258	17,426
Sul America SA	2,384	15,221

		509,657

Industrial - 3.3%
All America Latina Logistica SA	4,968	14,302
Duratex SA	3,025	14,024
Embraer SA	6,307	56,352
Multiplan Empreendimentos Imobiliarios SA	890	17,498
WEG SA	2,438	31,807

		133,983

Technology - 0.4%
Totvs SA	1,363	18,811

Utilities - 2.8%
Centrais Eletricas Brasileiras SA	3,020	6,440
Cia de Saneamento Basico do Estado de Sao Paulo	3,822	35,046
Cia de Saneamento de Minas Gerais-Copasa	666	9,458
CPFL Energia SA	2,672	19,145
EDP - Energias do Brasil SA	2,646	10,077
Tractebel Energia SA	1,836	25,996
Transmissora Alianca de Energia Eletrica SA	1,039	7,994

		114,156

TOTAL COMMON STOCKS
(Cost $2,568,106)		2,364,286

PREFERRED STOCKS - 41.6%
Basic Materials - 9.8%
Braskem SA*	1,726	11,888
Gerdau SA	9,100	56,042
Klabin SA	5,366	26,547
Metalurgica Gerdau SA	3,081	23,534
Suzano Papel e Celulose SA, Class A	3,266	12,369
Usinas Siderurgicas de Minas Gerais SA, Class A*	4,284	17,850
Vale SA	20,554	255,002

		403,232

Communications - 1.7%
Oi SA	8,012	12,267
Telefonica Brasil SA	3,031	55,559

		67,826

Consumer, Cyclical - 0.9%
Lojas Americanas SA	4,564	28,166
Marcopolo SA	4,937	9,749

		37,915

Consumer, Non-cyclical - 1.4%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,378	58,117

Diversified - 2.9%
Itausa - Investimentos Itau SA	32,816	118,822

Energy - 6.5%
Petroleo Brasileiro SA	45,620	264,410

Financial - 16.1%
Banco Bradesco SA	22,842	266,048
Banco do Estado do Rio Grande do Sul, Class B	2,004	9,743
Bradespar SA	2,547	23,148
Itau Unibanco Holding SA	27,303	363,652

		662,591

Utilities - 2.3%
AES Tiete SA	1,124	8,341
Centrais Eletricas Brasileiras SA	2,509	9,727
Cia Energetica de Minas Gerais	8,397	48,095
Cia Energetica de Sao Paulo	1,870	17,944
Cia Paranaense de Energia	1,070	11,523

		95,630

TOTAL PREFERRED STOCKS
(Cost $2,088,256)		1,708,543

RIGHTS - 0.0% (a)
Diversified - 0.0% (a)
Itausa - Investimentos Itau SA*, expires 3/26/14
TOTAL RIGHTS
(Cost $0)	503	472

TOTAL INVESTMENTS - 99.1%
(Cost $4,656,362) (b)		$4,073,301
Other assets less liabilities - 0.9%		35,147

NET ASSETS - 100.0%		$4,108,448

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

As of February 28, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
The Bank of New York Mellon	3/5/2014	BRL	216,587	USD	88,187	$(4,052)
The Bank of New York Mellon	3/5/2014	USD	92,570	BRL	216,587	(332)
JP Morgan Chase & Co.	3/7/2014	BRL	181,767	USD	77,794	429
Barclays Bank PLC	3/7/2014	BRL	4,943,000	USD	2,034,408	(69,474)
The Bank of New York Mellon	3/7/2014	BRL	4,943,000	USD	2,033,571	(70,311)
JP Morgan Chase & Co.	3/7/2014	USD	8,902	BRL	21,000	36
Barclays Bank PLC	3/7/2014	USD	66,200	BRL	160,767	2,227
The Bank of New York Mellon	3/7/2014	USD	2,117,642	BRL	4,943,000	(13,760)
The Bank of New York Mellon	3/7/2014	USD	2,120,549	BRL	4,943,000	(16,667)
Barclays Bank PLC	4/3/2014	BRL	216,587	USD	91,871	381
JP Morgan Chase & Co.	4/3/2014	BRL	286,879	USD	121,900	717
JP Morgan Chase & Co.	4/3/2014	BRL	4,773,000	USD	2,028,043	11,839
The Bank of New York Mellon	4/3/2014	BRL	4,773,000	USD	2,031,885	15,681

Total net unrealized depreciation						$(143,286)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2014.

Currency Abbreviations

BRL - Brazilian Real

USD - U.S. Dollar

*	Non-income producing security.
(a)	Less than 0.1%.
(b)	At February 28, 2014, the aggregate cost of investments for Federal income tax purposes was $4,806,400. The net unrealized depreciation was $733,099 which consisted of aggregate gross unrealized appreciation of $120,793 and aggregate gross unrealized depreciation of $853,892.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund

February 28, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Australia - 7.4%
AGL Energy Ltd.	15,791	$220,525
ALS Ltd.	7,417	50,235
Alumina Ltd.*	88,562	101,156
Amcor Ltd.	33,841	305,301
AMP Ltd.	95,195	410,294
APA Group	1,595	9,508
Asciano Ltd.	22,633	108,859
ASX Ltd.	4,826	161,751
Aurizon Holdings Ltd.	1,931	8,771
Australia & New Zealand Banking Group Ltd.	75,404	2,162,590
Bank of Queensland Ltd.	799	8,549
Bendigo and Adelaide Bank Ltd.	21,027	208,836
BHP Billiton Ltd.	88,387	3,027,104
Boral Ltd.	22,410	111,386
Brambles Ltd.	42,525	355,564
Caltex Australia Ltd.	9,028	169,017
CFS Retail Property Trust Group REIT	5,057	8,890
Coca-Cola Amatil Ltd.	796	8,027
Cochlear Ltd.	1,375	70,306
Commonwealth Bank of Australia	44,738	2,980,564
Computershare Ltd.	12,880	136,427
Crown Resorts Ltd.	20,108	310,060
CSL Ltd.	16,350	1,053,389
Dexus Property Group REIT	129,676	123,816
Echo Entertainment Group Ltd.	3,936	9,343
Federation Centres Ltd. REIT	46,132	98,386
Flight Centre Travel Group Ltd.	146	6,755
Fortescue Metals Group Ltd.	39,237	190,471
Goodman Group REIT	47,713	204,368
GPT Group REIT	50,703	168,310
Harvey Norman Holdings Ltd.	30,270	86,706
Iluka Resources Ltd.	13,827	115,858
Incitec Pivot Ltd.	35,144	98,472
Insurance Australia Group Ltd.	64,456	312,318
Leighton Holdings Ltd.	14,236	229,551
Lend Lease Group	12,768	128,519
Macquarie Group Ltd.	10,992	551,934
Metcash Ltd.	2,927	8,097
Mirvac Group REIT	97,462	153,502
National Australia Bank Ltd.	65,493	2,030,292
Newcrest Mining Ltd.	25,728	260,347
Orica Ltd.	10,856	233,852
Origin Energy Ltd.	39,191	504,995
Qantas Airways Ltd.*	8,703	9,048
QBE Insurance Group Ltd.	35,420	405,201
Ramsay Health Care Ltd.	3,756	161,717
REA Group Ltd.	158	6,992
Rio Tinto Ltd.	13,032	777,287
Santos Ltd.	35,442	431,386
Seek Ltd.	802	12,245
Sonic Healthcare Ltd.	10,062	155,962
SP AusNet	192,917	228,097
Stockland REIT	62,342	214,735
Suncorp Group Ltd.	35,171	381,011
Sydney Airport	59,654	216,122
Tabcorp Holdings Ltd.	2,676	8,477
Tatts Group Ltd.	3,168	8,255
Telstra Corp. Ltd.	166,943	752,304
Toll Holdings Ltd.	1,756	8,336
Transurban Group	1,388	8,757
Treasury Wine Estates Ltd.	2,012	6,948
Wesfarmers Ltd.	25,778	987,976
Westfield Group REIT	69,834	639,986
Westfield Retail Trust REIT	81,046	224,919
Westpac Banking Corp.	86,144	2,572,851
Woodside Petroleum Ltd.	17,406	589,448
Woolworths Ltd.	33,654	1,083,220
Worleyparsons Ltd.	5,907	88,607

		27,482,888

Austria - 0.4%
Andritz AG	221	13,890
Erste Group Bank AG	9,752	346,075
Immofinanz AG*	1,871	9,478
OMV AG	3,242	147,539
Raiffeisen Bank International AG	6,754	235,394
Telekom Austria AG	1,206	11,744
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,782	347,300
Voestalpine AG	6,782	305,690

		1,417,110

Belgium - 1.2%
Ageas	143	6,562
Anheuser-Busch InBev NV	23,193	2,431,411
Belgacom SA	169	5,098
Colruyt SA	2,391	132,755
Delhaize Group SA	2,966	213,336
Groupe Bruxelles Lambert SA	2,388	234,917
KBC Groep NV	3,469	220,164
Solvay SA	1,917	297,414
Telenet Group Holding NV	127	8,106
UCB SA	6,782	544,354
Umicore SA	4,029	198,091

		4,292,208

Bermuda - 0.1%
Seadrill Ltd.	13,660	503,886

Channel Islands - 0.0% (a)
Randgold Resources Ltd.	2,147	170,666
Resolution Ltd.	1,529	9,673

		180,339

Denmark - 1.4%
A.P. Moeller - Maersk A/S, Class A	1	11,717
A.P. Moeller - Maersk A/S, Class B	31	379,007
Carlsberg A/S, Class B	4,825	509,139
Coloplast A/S, Class B	1,912	161,051
Danske Bank A/S*	22,318	591,129
DSV A/S	7,001	224,281
Novo Nordisk A/S, Class B	56,935	2,713,798
Novozymes A/S, Class B	6,967	324,091
TDC A/S	21,284	211,403
Tryg A/S	172	16,607
William Demant Holding A/S*	173	15,574

		5,157,797

Finland - 0.9%
Elisa OYJ	487	13,632
Fortum OYJ	20,378	482,672
Kone OYJ, Class B	9,242	376,451
Metso OYJ	3,242	104,982
Neste Oil OYJ	681	14,579
Nokia OYJ*	114,915	885,877
Nokian Renkaat OYJ	1,902	85,323
Orion OYJ, Class B	473	15,578
Pohjola Bank PLC, Class A	675	15,653
Sampo OYJ, Class A	19,913	1,009,009
Stora ENSO OYJ, Class R	935	10,654
UPM-Kymmene OYJ	757	13,750
Wartsila OYJ Abp	4,809	284,300

		3,312,460

France - 10.2%
Accor SA	213	10,886
Aeroports de Paris	4,081	495,366
Air Liquide SA	7,972	1,097,735
Airbus Group NV	16,027	1,181,098
Alcatel-Lucent*	78,073	340,535
Alstom SA	8,942	241,360
Arkema SA	30	3,263
AtoS	58	5,640
AXA SA	46,615	1,218,650
BNP Paribas SA	28,010	2,298,854
Bouygues SA	5,940	239,492
Bureau Veritas SA	21,822	602,117
Cap Gemini SA	2,919	228,571
Carrefour SA	16,346	602,867
Casino Guichard-Perrachon SA	23	2,614
Christian Dior SA	1,550	306,585
Cie de St-Gobain	11,247	675,304
Cie Generale de Geophysique-Veritas*	6,794	104,093
Cie Generale des Etablissements Michelin	6,507	795,502

Cie Generale d’Optique Essilor International SA	7,337	766,229
CNP Assurances	13,876	299,171
Credit Agricole SA*	29,118	463,007
Danone SA	17,127	1,209,916
Dassault Systemes SA	3,842	441,643
Edenred	258	8,298
Electricite de France	6,728	267,595
Eurazeo SA	81	6,351
Eutelsat Communications SA	6,799	221,807
Fonciere des Regions REIT	59	5,530
GDF Suez	34,204	877,668
Gecina SA REIT	3,759	517,091
Groupe Eurotunnel SA	825	9,914
ICADE REIT	57	5,619
Iliad SA	513	125,120
Imerys SA	65	6,056
JCDecaux SA	6,555	289,441
Kering	2,915	597,903
Klepierre REIT	6,782	309,294
Lafarge SA	5,873	441,561
Lagardere SCA	5,728	230,036
Legrand SA	7,048	437,095
L’Oreal SA	6,502	1,101,646
LVMH Moet Hennessy Louis Vuitton SA	5,659	1,053,330
Natixis	54,600	393,930
Orange SA	53,202	665,980
Pernod Ricard SA	6,639	781,582
Publicis Groupe SA	4,854	460,958
Remy Cointreau SA	68	5,772
Renault SA	5,735	571,616
Rexel SA	398	10,051
Safran SA	7,578	533,561
Sanofi	33,284	3,460,805
Schneider Electric SA	15,191	1,357,688
SCOR SE	251	8,793
Societe BIC SA	2,074	265,891
Societe Generale SA	19,105	1,275,680
Sodexo	2,935	313,156
Suez Environnement Co.	16,280	325,384
Technip SA	2,967	291,548
Thales SA	177	11,751
Total SA	58,616	3,805,088
Unibail-Rodamco SE REIT	2,858	753,081
Valeo SA	38	5,321
Vallourec SA	3,275	176,028
Veolia Environnement	538	10,181
Vinci SA	13,318	995,063
Vivendi SA	38,162	1,091,163
Wendel SA	18	2,706
Zodiac Aerospace	86	3,037

		37,717,667

Germany - 9.1%
Adidas AG	6,763	787,871
Allianz SE	12,715	2,276,302
Axel Springer SE	216	15,268
BASF SE	25,397	2,924,330
Bayer AG	23,207	3,296,157
Bayerische Motoren Werke AG	8,912	1,035,764
Beiersdorf AG	3,000	306,551
Brenntag AG	1,541	286,619
Celesio AG	6,819	240,766
Commerzbank AG*	26,664	483,609
Continental AG	3,169	771,385
Daimler AG	27,005	2,516,809
Deutsche Bank AG (b)	28,088	1,366,250
Deutsche Boerse AG	8,399	689,096
Deutsche Lufthansa AG*	10,848	281,352
Deutsche Post AG	27,310	1,025,708
Deutsche Telekom AG	76,820	1,303,696
Deutsche Wohnen AG	470	9,958
E.ON SE	46,318	883,551
Fraport AG Frankfurt Airport Services Worldwide	3,936	313,856
Fresenius Medical Care AG & Co. KGaA	4,310	298,109
Fresenius SE & Co. KGaA	4,615	717,272
GEA Group AG	4,880	236,698
Hannover Rueck SE	1,824	155,340
HeidelbergCement AG	3,672	302,689
Henkel AG & Co. KGaA	3,738	378,144
Hochtief AG	3,208	298,226
Hugo Boss AG	144	19,179
Infineon Technologies AG	33,317	378,017
K+S AG	1,105	37,361

Kabel Deutschland Holding AG	3,936	559,313
LANXESS AG	2,916	216,462
Linde AG	4,907	1,016,986
MAN SE	2,967	382,916
Merck KGaA	1,857	325,529
Metro AG	260	10,782
Muenchener Rueckversicherungs-Gesellschaft AG	4,916	1,076,529
OSRAM Licht AG*	2,415	164,188
ProSiebenSat.1 Media AG	1,805	86,079
RWE AG	13,867	555,365
SAP AG	25,599	2,067,764
Siemens AG	22,830	3,049,126
Sky Deutschland AG*	780	8,172
Suedzucker AG	1,058	29,426
Telefonica Deutschland Holding AG	1,051	8,414
ThyssenKrupp AG*	11,974	326,588
United Internet AG	223	10,378
Volkswagen AG	821	209,760

		33,739,710

Hong Kong - 2.8%
AIA Group Ltd.	335,608	1,641,162
ASM Pacific Technology Ltd.	584	5,290
Bank of East Asia Ltd. (The)	2,064	8,551
BOC Hong Kong (Holdings) Ltd.	103,983	315,545
Cathay Pacific Airways Ltd.	248,002	504,917
Cheung Kong (Holdings) Ltd.	54,270	850,356
Cheung Kong Infrastructure Holdings Ltd.	2,432	15,857
CLP Holdings Ltd.	68,569	534,994
First Pacific Co. Ltd.	8,656	8,577
Galaxy Entertainment Group Ltd.*	109,411	1,097,557
Hang Lung Properties Ltd.	64,493	179,088
Hang Seng Bank Ltd.	24,844	402,725
Henderson Land Development Co. Ltd.	29,989	168,097
HKT Trust and HKT Ltd.	10,071	10,693
Hong Kong and China Gas Co. Ltd.	160,974	346,816
Hong Kong Exchanges & Clearing Ltd.	31,576	489,882
Hopewell Holdings Ltd.	2,913	9,853
Hutchison Whampoa Ltd.	54,270	731,474
Hysan Development Co. Ltd.	2,913	12,162
Kerry Properties Ltd.	35,207	116,139
Li & Fung Ltd.	251,822	329,682
Link REIT (The)	67,807	314,983
MGM China Holdings Ltd.	2,347	10,010
MTR Corp. Ltd.	64,499	233,959
New World Development Co. Ltd.	78,178	101,141
Noble Group Ltd.	8,000	6,500
NWS Holdings Ltd.	5,826	9,144
PCCW Ltd.	20,189	9,600
Power Assets Holdings Ltd.	37,312	311,793
Shangri-La Asia Ltd.	126,016	210,445
Sino Land Co. Ltd.	143,968	204,064
SJM Holdings Ltd.	3,841	12,324
Sun Hung Kai Properties Ltd.	54,270	694,411
Swire Pacific Ltd., Class A	22,031	247,405
Swire Properties Ltd.	3,479	9,257
Wharf Holdings Ltd. (The)	2,432	16,970
Wheelock & Co. Ltd.	59,194	241,412
Yue Yuen Industrial (Holdings) Ltd.	2,913	8,915

		10,421,750

Ireland - 0.9%
Bank of Ireland*	362,655	194,723
CRH PLC	24,630	729,231
Experian PLC	45,869	830,309
James Hardie Industries PLC CDI	8,569	110,875
Kerry Group PLC, Class A	4,328	326,954
Shire PLC	20,493	1,139,300

		3,331,392

Israel - 0.4%
Bank Hapoalim BM	31,634	171,843
Bank Leumi Le-Israel BM*	2,113	8,062
Bezeq The Israeli Telecommunication Corp. Ltd.	5,037	8,168
Delek Group Ltd.	7	2,623
Israel Chemicals Ltd.	1,042	8,812
Israel Corp. Ltd. (The)*	5	2,653
Mizrahi Tefahot Bank Ltd.	709	8,739
NICE Systems Ltd.	146	5,968
Teva Pharmaceutical Industries Ltd.	27,798	1,349,081

		1,565,949

Italy - 2.1%
Assicurazioni Generali SpA	31,935	718,062
Atlantia SpA	551	13,964
Banca Monte dei Paschi di Siena SpA*	260,400	66,099
Enel Green Power SpA	3,465	9,728
Enel SpA	176,001	903,715
Eni SpA	70,665	1,704,980
EXOR SpA	331	13,464
Fiat SpA*	11,947	125,080
Finmeccanica SpA*	1,208	11,880
Intesa Sanpaolo SpA	298,923	926,707
Luxottica Group SpA	6,782	376,227
Mediobanca SpA*	18,843	187,915
Pirelli & C SpA	13,827	240,476
Prysmian SpA	7,001	181,094
Saipem SpA	9,604	225,889
Snam SpA	56,907	323,935
Telecom Italia SpA	390,106	443,425
Telecom Italia SpA-RSP	11,081	9,712
Terna Rete Elettrica Nazionale SpA	1,779	9,086
UniCredit SpA	108,564	863,891
Unione di Banche Italiane SCPA	29,647	257,398
UnipolSai SpA*	3,110	10,637

		7,623,364

Japan - 19.7%
ABC-Mart, Inc.	100	3,960
Acom Co. Ltd.*	1,900	5,452
Advantest Corp.	500	5,429
Aeon Co. Ltd.	2,600	31,781
AEON Financial Service Co. Ltd.	300	7,346
AEON Mall Co. Ltd.	2,000	55,321
AIR WATER, Inc.	1,000	14,808
AISIN SEIKI Co. Ltd.	3,200	110,995
Alfresa Holdings Corp.	100	5,866
Amada Co. Ltd.	1,000	8,323
ANA Holdings, Inc.	3,000	6,692
Aozora Bank Ltd.	3,000	8,726
Asahi Glass Co. Ltd.	23,000	126,334
Asahi Group Holdings Ltd.	100	2,802
Asahi Kasei Corp.	800	5,683
ASICS Corp.	400	7,806
Astellas Pharma, Inc.	20,300	1,315,302
Bank of Yokohama Ltd. (The)	32,000	161,305
Benesse Holdings, Inc.	100	3,758
Bridgestone Corp.	23,500	846,757
Brother Industries Ltd.	500	7,134
Calbee, Inc.	200	4,856
Canon, Inc.	29,700	922,781
Casio Computer Co. Ltd.	500	5,645
Central Japan Railway Co.	3,104	360,969
Chiba Bank Ltd. (The)	2,000	12,106
Chubu Electric Power Co., Inc.	23,600	291,261
Chugai Pharmaceutical Co. Ltd.	17,400	444,190
Chugoku Bank Ltd. (The)	500	6,195
Chugoku Electric Power Co., (The), Inc.	20,600	292,088
Citizen Holdings Co. Ltd.	1,000	8,185
Coca-Cola West Co. Ltd.	300	5,557
Credit Saison Co. Ltd.	17,400	381,442
Dai Nippon Printing Co. Ltd.	30,000	301,268
Daicel Corp.	2,000	17,255
Daido Steel Co. Ltd.	2,000	9,178
Daihatsu Motor Co. Ltd.	400	6,426
Dai-ichi Life Insurance Co. Ltd. (The)	27,004	393,770
Daiichi Sankyo Co. Ltd.	23,600	406,281
Daikin Industries Ltd.	9,500	544,871
Dainippon Sumitomo Pharma Co. Ltd.	400	7,397
Daito Trust Construction Co. Ltd.	3,000	279,012
Daiwa House Industry Co. Ltd.	11,000	199,528
Daiwa Securities Group, Inc.	31,000	279,021
DeNa Co. Ltd.	300	6,485
DENSO Corp.	13,800	737,663
Dentsu, Inc.	16,400	616,390
Don Quijote Holdings Co. Ltd.	200	10,848
East Japan Railway Co.	9,700	756,976
Eisai Co. Ltd.	3,200	124,831
Electric Power Development Co. Ltd.	17,400	540,277
FamilyMart Co. Ltd.	3,100	137,988
FANUC Corp.	5,000	867,397
Fast Retailing Co. Ltd.	1,400	482,166
Fuji Electric Co. Ltd.	2,000	9,158
Fuji Heavy Industries Ltd.	17,600	476,101
FUJIFILM Holdings Corp.	20,600	591,868
Fujitsu Ltd.*	5,600	34,887

Fukuoka Financial Group, Inc.	2,000	8,057
Gree, Inc.	600	6,639
GungHo Online Entertainment, Inc.	400	2,464
Gunma Bank Ltd. (The)	2,000	10,514
Hachijuni Bank Ltd. (The)	2,000	10,730
Hakuhodo DY Holdings, Inc.	800	5,974
Hamamatsu Photonics KK	500	20,291
Hankyu Hanshin Holdings, Inc.	17,700	97,048
Hino Motors Ltd.	500	7,374
Hirose Electric Co. Ltd.	100	14,248
Hiroshima Bank Ltd. (The)	2,000	7,605
Hisamitsu Pharmaceutical Co., Inc.	100	4,677
Hitachi Chemical Co. Ltd.	400	5,581
Hitachi Construction Machinery Co. Ltd.	200	3,879
Hitachi High-Technologies Corp.	200	4,827
Hitachi Ltd.	137,000	1,080,977
Hokkaido Electric Power Co., Inc.*	20,700	210,926
Hokuhoku Financial Group, Inc.	4,000	7,507
Hokuriku Electric Power Co.	20,700	265,844
Honda Motor Co. Ltd.	50,700	1,816,871
Hoya Corp.	20,500	607,527
Hulic Co. Ltd.	14,600	167,993
IBIDEN Co. Ltd.	100	1,955
Idemitsu Kosan Co. Ltd.	400	8,164
IHI Corp.	23,000	105,090
Iida Group Holdings Co. Ltd.*	300	4,534
INPEX Corp.	27,004	342,293
Isetan Mitsukoshi Holdings Ltd.	23,700	267,344
Isuzu Motors Ltd.	29,000	176,388
ITOCHU Corp.	74,000	919,092
Itochu Techno-Solutions Corp.	100	4,633
Iyo Bank Ltd. (The)	700	6,335
J. Front Retailing Co. Ltd.	2,000	12,656
Japan Airlines Co. Ltd.	100	4,972
Japan Exchange Group, Inc.	14,300	339,198
Japan Petroleum Exploration Co.	100	3,655
Japan Prime Realty Investment Corp. REIT	13	45,028
Japan Real Estate Investment Corp. REIT	20	108,283
Japan Retail Fund Investment Corp. REIT	2	3,946
Japan Steel Works Ltd. (The)	2,000	9,767
Japan Tobacco, Inc.	28,800	914,627
JFE Holdings, Inc.	17,500	355,950
JGC Corp.	2,700	99,835
Joyo Bank Ltd. (The)	2,000	9,531
JSR Corp.	200	3,425
JTEKT Corp.	200	3,323
JX Holdings, Inc.	74,600	386,304
Kajima Corp.	2,000	7,035
Kakaku.com, Inc.	400	6,654
Kamigumi Co. Ltd.	1,000	9,266
Kaneka Corp.	31,000	202,260
Kansai Electric Power Co., (The), Inc.*	26,800	298,625
Kansai Paint Co. Ltd.	1,000	12,970
Kao Corp.	17,500	600,987
Kawasaki Heavy Industries Ltd.	8,000	32,701
KDDI Corp.	23,510	1,432,500
Keikyu Corp.	500	4,191
Keio Corp.	800	5,652
Keyence Corp.	810	347,575
Kikkoman Corp.	2,000	38,852
Kinden Corp.	1,000	10,386
Kintetsu Corp.	25,400	92,096
Kirin Holdings Co. Ltd.	10,000	136,092
Kobe Steel Ltd.*	266,000	363,309
Koito Manufacturing Co. Ltd.	1,000	18,876
Komatsu Ltd.	26,700	559,081
Konami Corp.	200	5,023
Konica Minolta, Inc.	300	3,045
Kubota Corp.	18,800	262,871
Kuraray Co. Ltd.	30,200	337,699
Kurita Water Industries Ltd.	900	18,996
Kyocera Corp.	13,200	595,472
Kyowa Hakko Kirin Co. Ltd.	1,000	10,720
Kyushu Electric Power Co., Inc.*	20,700	265,640
Lawson, Inc.	400	27,749
LIXIL Group Corp.	17,500	510,882
M3, Inc.	2	6,652
Mabuchi Motor Co. Ltd.	100	6,672
Makita Corp.	3,200	177,970
Marubeni Corp.	8,000	56,048
Marui Group Co. Ltd.	600	4,935
Maruichi Steel Tube Ltd.	200	5,587
Mazda Motor Corp.*	79,000	379,591

McDonald’s Holdings Co. Japan Ltd.	17,400	465,049
Medipal Holdings Corp.	500	7,713
MEIJI Holdings Co. Ltd.	100	6,583
Miraca Holdings, Inc.	500	22,797
Mitsubishi Chemical Holdings Corp.	70,700	318,869
Mitsubishi Corp.	47,100	901,088
Mitsubishi Electric Corp.	34,000	402,574
Mitsubishi Estate Co. Ltd.	22,000	519,465
Mitsubishi Gas Chemical Co., Inc.	1,000	6,377
Mitsubishi Heavy Industries Ltd.	158,200	971,555
Mitsubishi Materials Corp.	21,000	65,825
Mitsubishi Motors Corp.*	600	6,639
Mitsubishi Tanabe Pharma Corp.	23,700	348,851
Mitsubishi UFJ Financial Group, Inc.	357,400	2,061,451
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,000	5,100
Mitsui & Co. Ltd.	53,500	822,187
Mitsui Chemicals, Inc.	3,000	7,753
Mitsui Fudosan Co. Ltd.	15,000	446,153
Mitsui OSK Lines Ltd.	29,000	120,252
Mizuho Financial Group, Inc.	758,600	1,557,899
MS&AD Insurance Group Holdings, Inc.	20,500	485,055
Murata Manufacturing Co. Ltd.	3,600	342,808
Nabtesco Corp.	2,000	50,093
Namco Bandai Holdings, Inc.	300	6,712
NEC Corp.	65,000	219,072
Nexon Co. Ltd.	700	5,943
NGK Insulators Ltd.	1,000	21,617
NGK Spark Plug Co. Ltd.	1,000	22,502
NHK Spring Co. Ltd.	600	6,238
Nidec Corp.	2,300	282,274
Nikon Corp.	20,300	371,611
Nintendo Co. Ltd.	3,000	370,100
Nippon Building Fund, Inc. REIT	24	137,251
Nippon Electric Glass Co. Ltd.	31,000	140,424
Nippon Express Co. Ltd.	2,000	9,315
Nippon Paint Co. Ltd.	1,000	15,309
Nippon Prologis REIT, Inc.	5	10,710
Nippon Steel & Sumitomo Metal Corp.	267,000	779,197
Nippon Telegraph & Telephone Corp.	10,800	605,000
Nippon Yusen KK	2,000	6,387
Nishi-Nippon City Bank Ltd. (The)	175,000	414,415
Nissan Motor Co. Ltd.	77,200	691,060
Nisshin Seifun Group, Inc.	600	6,462
Nissin Foods Holdings Co. Ltd.	3,200	143,068
Nitori Holdings Co. Ltd.	100	4,520
Nitto Denko Corp.	3,100	144,841
NKSJ Holdings, Inc.	300	7,573
NOK Corp.	400	6,548
Nomura Holdings, Inc.	110,000	742,557
Nomura Real Estate Holdings, Inc.	2,200	45,051
Nomura Research Institute Ltd.	200	6,544
NSK Ltd.	8,000	87,413
NTT Data Corp.	4,100	169,406
NTT DOCOMO, Inc.	50,392	842,260
NTT Urban Development Corp.	600	5,170
Obayashi Corp.	2,000	12,243
Odakyu Electric Railway Co. Ltd.	7,500	67,063
Oji Holdings Corp.	600	2,871
Olympus Corp.*	3,000	104,058
Omron Corp.	3,200	134,421
Ono Pharmaceutical Co. Ltd.	2,200	217,687
Oracle Corp. Japan	100	4,161
Oriental Land Co. Ltd.	500	75,022
ORIX Corp.	42,200	621,991
Osaka Gas Co. Ltd.	2,000	8,313
OTSUKA Corp.	100	12,843
Otsuka Holdings Co. Ltd.	20,200	619,874
Panasonic Corp.	73,700	924,055
Park24 Co. Ltd.	100	2,017
Rakuten, Inc.	23,700	339,769
Resona Holdings, Inc.	54,000	281,222
Ricoh Co. Ltd.	20,300	254,722
Rinnai Corp.	3,100	260,136
ROHM Co. Ltd.	100	5,169
Sankyo Co. Ltd.	3,200	132,691
Sanrio Co. Ltd.	100	3,817
Santen Pharmaceutical Co. Ltd.	100	4,672
SBI Holdings, Inc.	3,600	42,802
Secom Co. Ltd.	3,200	180,391
Sega Sammy Holdings, Inc.	17,400	406,577
Sekisui Chemical Co. Ltd.	30,000	341,653
Sekisui House Ltd.	13,000	162,740
Seven & I Holdings Co. Ltd.	26,800	1,004,111

Seven Bank Ltd.	17,300	63,237
Sharp Corp.*	24,000	77,587
Shikoku Electric Power Co., Inc.*	17,400	269,455
Shimadzu Corp.	1,000	8,283
Shimamura Co. Ltd.	100	9,030
Shimano, Inc.	100	9,050
Shimizu Corp.	2,000	10,789
Shin-Etsu Chemical Co. Ltd.	20,400	1,154,203
Shinsei Bank Ltd.	3,000	6,220
Shionogi & Co. Ltd.	1,100	23,779
Shiseido Co. Ltd.	17,400	308,095
Shizuoka Bank Ltd. (The)	1,000	9,649
Showa Denko KK	5,000	7,222
Showa Shell Sekiyu KK	900	8,835
SMC Corp.	900	228,294
SoftBank Corp.	26,800	2,019,283
Sojitz Corp.	8,200	14,503
Sony Corp.	29,800	521,214
Sony Financial Holdings, Inc.	400	6,450
Stanley Electric Co. Ltd.	200	4,585
Sumco Corp.	700	5,365
Sumitomo Chemical Co. Ltd.	5,000	20,438
Sumitomo Corp.	53,500	705,483
Sumitomo Electric Industries Ltd.	13,000	198,762
Sumitomo Heavy Industries Ltd.	2,000	9,217
Sumitomo Metal Mining Co. Ltd.	1,000	13,069
Sumitomo Mitsui Financial Group, Inc.	41,100	1,833,488
Sumitomo Mitsui Trust Holdings, Inc.	180,000	843,667
Sumitomo Realty & Development Co. Ltd.	6,100	245,331
Sumitomo Rubber Industries Ltd.	500	6,726
Suntory Beverage & Food Ltd.	200	7,045
Suruga Bank Ltd.	1,000	17,599
Suzuken Co. Ltd.	100	3,793
Suzuki Motor Corp.	20,200	542,067
Sysmex Corp.	200	11,929
T&D Holdings, Inc.	24,000	293,839
Taiheiyo Cement Corp.	9,000	31,660
Taisei Corp.	4,000	17,805
Taisho Pharmaceutical Holdings Co. Ltd.	34	2,586
Taiyo Nippon Sanso Corp.	2,000	14,975
Takashimaya Co. Ltd.	1,000	8,676
Takeda Pharmaceutical Co. Ltd.	26,400	1,263,839
TDK Corp.	2,400	103,528
Teijin Ltd.	3,000	7,193
Terumo Corp.	3,000	127,788
THK Co. Ltd.	2,000	45,809
Tobu Railway Co. Ltd.	2,000	9,708
Toho Co. Ltd.	300	5,807
Toho Gas Co. Ltd.	31,000	157,178
Tohoku Electric Power Co., Inc.*	20,700	242,859
Tokio Marine Holdings, Inc.	23,500	695,509
Tokyo Electric Power Co., (The), Inc.*	57,000	265,481
Tokyo Electron Ltd.	3,200	183,692
Tokyo Gas Co. Ltd.	6,400	32,072
Tokyo Tatemono Co. Ltd.	7,000	56,814
Tokyu Corp.	29,600	180,328
Tokyu Fudosan Holdings Corp.*	19,100	150,330
Toppan Printing Co. Ltd.	31,000	229,979
Toray Industries, Inc.	31,200	214,908
Toshiba Corp.	203,000	877,665
TOTO Ltd.	2,000	28,260
Toyo Seikan Group Holdings Ltd.	300	5,241
Toyo Suisan Kaisha Ltd.	1,000	33,605
Toyoda Gosei Co. Ltd.	300	6,332
Toyota Boshoku Corp.	500	5,306
Toyota Industries Corp.	3,200	147,784
Toyota Motor Corp.	80,600	4,624,383
Toyota Tsusho Corp.	3,800	93,497
Trend Micro, Inc.	600	20,104
Tsumura & Co.	100	2,660
Ube Industries Ltd.	3,000	5,719
Unicharm Corp.	3,200	181,429
United Urban Investment Corp. REIT	141	215,442
USS Co. Ltd.	1,400	18,860
West Japan Railway Co.	3,000	122,924
Yahoo Japan Corp.	48,000	304,215
Yakult Honsha Co. Ltd.	3,200	153,444
Yamada Denki Co. Ltd.	1,900	6,292
Yamaguchi Financial Group, Inc.	24,400	212,664
Yamaha Corp.	18,000	246,025
Yamaha Motor Co. Ltd.	17,500	253,120
Yamato Holdings Co. Ltd.	17,500	362,312
Yamato Kogyo Co. Ltd.	600	18,100

Yamazaki Baking Co. Ltd.	1,000	11,585
Yaskawa Electric Corp.	1,000	14,857
Yokogawa Electric Corp.	700	10,902
Yokohama Rubber Co. Ltd. (The)	1,000	9,728

		72,726,775

Luxembourg - 0.2%
Arcelormittal	23,492	371,764
Millicom International Cellular SA SDR	1,857	193,617
RTL Group SA	150	19,346
SES SA FDR	1,569	54,684
Tenaris SA	5,695	119,406

		758,817

Macau - 0.3%
Sands China Ltd.	78,304	654,841
Wynn Macau Ltd.	57,604	277,608

		932,449

Mexico - 0.0% (a)
Fresnillo PLC	7,001	111,548

Netherlands - 4.6%
Aegon NV	33,322	300,297
Akzo Nobel NV	8,157	675,660
ASML Holding NV	9,946	865,580
Corio NV REIT	141	6,619
Delta Lloyd NV	406	11,592
Fugro NV	4,360	253,422
Gemalto NV	2,116	238,038
Heineken Holding NV	4,584	296,529
Heineken NV	9,641	651,933
ING Groep NV*	102,426	1,494,372
Koninklijke Ahold NV	34,619	645,809
Koninklijke Boskalis Westminster NV	133	6,658
Koninklijke DSM NV	4,825	308,322
Koninklijke KPN NV*	90,069	321,373
Koninklijke Philips NV	27,488	962,201
Koninklijke Vopak NV	128	7,498
OCI NV*	142	6,946
QIAGEN NV*	419	9,447
Randstad Holding NV	6,782	427,292
Reed Elsevier NV	19,354	424,224
Royal Dutch Shell PLC, Class A	105,064	3,831,833
Royal Dutch Shell PLC, Class B	73,357	2,858,464
TNT Express NV	13,827	134,648
Unilever NV	47,183	1,871,090
Wolters Kluwer NV	173	4,998
Ziggo NV	4,896	224,026

		16,838,871

New Zealand - 0.1%
Auckland International Airport Ltd.	2,944	9,231
Contact Energy Ltd.	34,662	155,475
Fletcher Building Ltd.	19,054	150,483
Ryman Healthcare Ltd.	1,332	8,822
Telecom Corp. of New Zealand Ltd.	4,505	9,442

		333,453

Norway - 0.7%
Aker Solutions ASA	514	8,641
DNB ASA	38,645	701,173
Gjensidige Forsikring ASA	2,874	60,286
Norsk Hydro ASA	2,035	10,070
Orkla ASA	1,107	8,742
Statoil ASA	28,885	762,310
Telenor ASA	30,728	678,863
Yara International ASA	5,427	220,082

		2,450,167

Portugal - 0.1%
Banco Espirito Santo SA*	5,863	11,459
EDP - Energias de Portugal SA	2,372	10,281
Galp Energia SGPS SA	6,277	105,529
Jeronimo Martins SGPS SA	13,483	229,189
Portugal Telecom SGPS SA	1,916	8,598

		365,056

Singapore - 1.1%
Ascendas Real Estate Investment Trust REIT	4,000	6,816
CapitaCommercial Trust REIT	6,000	6,934
CapitaLand Ltd.	174,100	391,421
CapitaMall Trust REIT	4,000	5,995

CapitaMalls Asia Ltd.	4,000	5,648
City Developments Ltd.	30,000	222,222
ComfortDelGro Corp. Ltd.	4,000	6,090
DBS Group Holdings Ltd.	31,000	403,991
Genting Singapore PLC	6,000	6,366
Global Logistic Properties Ltd.	213,000	475,518
Golden Agri-Resources Ltd.	28,000	12,259
Hutchison Port Holdings Trust, Class U	539,789	337,368
Jardine Cycle & Carriage Ltd.	300	9,286
Keppel Corp. Ltd.	26,000	214,744
Keppel Land Ltd.	3,000	7,597
Olam International Ltd.	175,000	245,040
Oversea-Chinese Banking Corp. Ltd.	46,000	346,910
Sembcorp Industries Ltd.	31,100	132,727
Semborp Marine Ltd.	32,200	104,399
Singapore Airlines Ltd.	1,000	8,062
Singapore Exchange Ltd.	2,000	10,855
Singapore Press Holdings Ltd.	2,000	6,548
Singapore Technologies Engineering Ltd.	32,800	98,324
Singapore Telecommunications Ltd.	236,000	670,217
StarHub Ltd.	2,000	6,595
United Overseas Bank Ltd.	28,000	455,677
UOL Group Ltd.	2,000	9,656
Wilmar International Ltd.	3,000	8,165
Yangzijiang Shipbuilding Holdings Ltd.	7,000	6,268

		4,221,698

Spain - 3.3%
Abertis Infraestructuras SA	201	4,722
ACS Actividades de Construccion y Servicios SA	160	5,752
Amadeus IT Holding SA, Class A	10,662	468,950
Banco Bilbao Vizcaya Argentaria SA	159,280	1,977,589
Banco de Sabadell SA	90,315	298,440
Banco Popular Espanol SA	36,141	260,602
Banco Santander SA	329,353	2,984,943
Bankia SA*	111,857	234,837
CaixaBank SA	1,650	10,408
Distribuidora Internacional de Alimentacion SA	16,772	143,995
Enagas SA	8,975	261,205
Ferrovial SA	15,623	329,936
Gas Natural SDG SA	9,730	249,737
Grifols SA	4,328	246,724
Iberdrola SA	130,690	868,945
Inditex SA	7,065	1,017,115
Mapfre SA	2,052	8,497
Red Electrica Corp. SA	4,657	362,543
Repsol SA	22,318	560,815
Telefonica SA	125,496	1,924,498
Zardoya Otis SA	7,001	121,180

		12,341,433

Sweden - 3.3%
Alfa Laval AB	504	13,678
Assa Abloy AB, Class B	9,810	499,554
Atlas Copco AB, Class A	25,365	712,490
Atlas Copco AB, Class B	10,717	284,655
Boliden AB	7,001	111,048
Electrolux AB	1,355	32,102
Elekta AB, Class B	562	7,472
Getinge AB, Class B	419	15,083
Hennes & Mauritz AB, Class B	27,220	1,227,769
Hexagon AB, Class B	9,908	351,558
Husqvarna AB, Class B	20,541	138,880
Industrivarden AB, Class C	485	9,380
Investment AB Kinnevik, Class B	6,761	262,462
Investor AB, Class B	12,669	451,501
Lundin Petroleum AB*	6,829	137,077
Nordea Bank AB	84,301	1,207,654
Sandvik AB	18,297	255,265
Scania AB, Class B	9,181	282,089
Securitas AB, Class B	7,547	83,160
Skandinaviska Enskilda Banken AB, Class A	54,040	759,821
Skanska AB, Class B	10,848	235,515
SKF AB, Class B	11,912	318,996
Svenska Cellulosa AB SCA, Class B	16,348	496,433
Svenska Handelsbanken AB, Class A	18,027	941,886
Swedbank AB, Class A	29,933	845,004
Swedish Match AB	8,972	284,064
Tele2 AB, Class B	12,236	151,813
Telefonaktiebolaget LM Ericsson, Class B	82,691	1,071,740
Teliasonera AB	72,938	562,081
Volvo AB, Class B	41,503	624,650

		12,374,880

Switzerland - 10.2%
ABB Ltd.*	64,957	1,661,038
Actelion Ltd.*	185	19,615
Adecco SA*	3,814	329,361
Aryzta AG*	2,147	179,181
Baloise Holding AG	1,331	171,615
Barry Callebaut AG*	8	9,978
Cie Financiere Richemont SA	14,418	1,436,063
Coca-Cola HBC AG*	291	7,236
Credit Suisse Group AG*	42,027	1,323,647
EMS-Chemie Holding AG	25	9,636
Geberit AG	1,081	339,971
Givaudan SA*	208	326,367
Glencore Xstrata PLC*	278,573	1,535,655
Holcim Ltd.*	6,732	546,521
Julius Baer Group Ltd.*	6,172	289,266
Kuehne + Nagel International AG	1,653	236,062
Lindt & Spruengli AG	1	58,061
Lindt & Spruengli AG Participation Certificates	15	73,917
Lonza Group AG*	1,581	167,178
Nestle SA	89,134	6,749,658
Novartis AG	63,765	5,325,229
Pargesa Holding SA	3,515	302,142
Partners Group Holding AG	529	137,799
Roche Holding AG	19,524	6,024,802
Schindler Holding AG	2,970	451,157
Schindler Holding AG Participation Certificates	1,541	231,106
SGS SA	205	507,897
Sika AG	174	641,792
Sonova Holding AG*	1,574	222,633
STMicroelectronics NV*	16,026	145,311
Sulzer AG	544	77,007
Swatch Group AG (The) - Bearer	1,098	732,832
Swatch Group AG (The) - Registered	470	55,256
Swiss Life Holding AG*	2,159	537,357
Swiss Prime Site AG*	1,556	130,743
Swiss Re AG*	9,722	908,639
Swisscom AG	745	441,325
Syngenta AG	2,720	989,654
Transocean Ltd.*	9,776	413,160
UBS AG*	102,198	2,192,696
Wolseley PLC	7,490	435,970
Zurich Insurance Group AG*	4,584	1,404,648

		37,779,181

United Kingdom - 18.9%
3i Group PLC	33,112	233,434
Aberdeen Asset Management PLC	1,075	7,031
Admiral Group PLC	442	10,621
Aggreko PLC	7,799	203,732
AMEC PLC	501	9,421
Anglo American PLC	39,238	1,005,951
Antofagasta PLC	4,608	69,485
ARM Holdings PLC	39,262	664,031
Associated British Foods PLC	10,033	503,683
AstraZeneca PLC	36,820	2,518,050
Aviva PLC	96,917	768,612
Babcock International Group PLC	8,817	217,183
BAE Systems PLC	123,572	850,258
Barclays PLC	425,870	1,797,814
BG Group PLC	94,271	1,718,310
BHP Billiton PLC	58,682	1,895,044
BP PLC	531,752	4,491,372
British American Tobacco PLC	54,996	2,993,018
British Land Co. PLC REIT	30,046	350,683
British Sky Broadcasting Group PLC	39,462	621,157
BT Group PLC	211,165	1,449,067
Bunzl PLC	9,490	249,971
Burberry Group PLC	12,165	313,913
Capita PLC	18,370	350,678
Carnival PLC	3,548	146,333
Centrica PLC	141,914	758,072
CNH Industrial NV*	26,205	288,281
Cobham PLC	30,894	154,320
Compass Group PLC	61,631	974,755
Croda International PLC	147	6,255
Diageo PLC	72,018	2,265,412
Direct Line Insurance Group PLC	2,126	9,416
easyJet PLC	403	11,614
G4S PLC	43,737	173,870
GKN PLC	48,045	326,398
GlaxoSmithKline PLC	136,371	3,817,009

Hammerson PLC REIT	19,824	190,711
Hargreaves Lansdown PLC	442	10,340
HSBC Holdings PLC	511,413	5,392,625
ICAP PLC	1,208	8,870
IMI PLC	7,818	199,646
Imperial Tobacco Group PLC	25,968	1,059,714
Inmarsat PLC	724	8,420
Intercontinental Hotels Group PLC	7,768	252,612
International Consolidated Airlines Group SA*	1,314	9,598
Intertek Group PLC	4,569	225,015
Intu Properties PLC REIT	1,751	9,521
Investec PLC	19,561	145,664
ITV PLC	102,639	347,011
J Sainsbury PLC	34,122	195,757
Johnson Matthey PLC	6,504	355,270
Kingfisher PLC	65,471	431,956
Land Securities Group PLC REIT	29,711	540,308
Legal & General Group PLC	119,491	481,021
Lloyds Banking Group PLC*	1,256,727	1,736,791
London Stock Exchange Group PLC	312	10,590
Marks & Spencer Group PLC	44,467	374,914
Meggitt PLC	22,560	190,399
Melrose Industries PLC	1,476	8,112
National Grid PLC	102,893	1,437,828
Next PLC	4,556	513,826
Old Mutual PLC	136,816	451,563
Pearson PLC	28,035	475,559
Persimmon PLC*	461	11,163
Petrofac Ltd.	469	10,744
Prudential PLC	83,986	1,905,641
Reckitt Benckiser Group PLC	19,865	1,634,626
Reed Elsevier PLC	32,772	502,407
Rexam PLC	24,748	204,596
Rio Tinto PLC	36,665	2,107,450
Rolls-Royce Holdings PLC*	69,896	1,169,264
Royal Bank of Scotland Group PLC*	64,034	351,598
RSA Insurance Group PLC	5,630	9,168
SABMiller PLC	30,285	1,484,380
Sage Group PLC (The)	24,284	175,548
Schroders PLC	3,243	147,330
Segro PLC REIT	20,639	123,347
Serco Group PLC	5,667	43,700
Severn Trent PLC	7,001	216,883
Smith & Nephew PLC	21,539	343,186
Smiths Group PLC	10,939	250,587
SSE PLC	29,200	686,018
Standard Chartered PLC	72,299	1,531,502
Standard Life PLC	34,118	222,814
Subsea 7 SA	7,605	145,080
Tate & Lyle PLC	17,534	188,500
Tesco PLC	219,732	1,211,289
Travis Perkins PLC	6,829	223,562
TUI Travel PLC	46,913	351,388
Tullow Oil PLC	27,499	367,924
Unilever PLC	43,639	1,783,763
United Utilities Group PLC	790	10,312
Vodafone Group PLC	740,976	3,089,571
Weir Group PLC (The)	7,290	313,363
Whitbread PLC	6,782	509,576
William Hill PLC	1,331	8,862
WM Morrison Supermarkets PLC	61,935	244,035
WPP PLC	42,432	929,387

		69,796,459

TOTAL COMMON STOCKS
(Cost $344,602,509)		367,777,307

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG	270	23,706
Fuchs Petrolub SE	171	17,065
Henkel AG & Co. KGaA	4,932	550,398
Porsche Automobil Holding SE	4,048	425,708
Volkswagen AG	4,010	1,046,116

TOTAL PREFERRED STOCKS
(Cost $1,862,999)		2,062,993

TOTAL INVESTMENTS - 100.0%
(Cost $346,465,508) (c)		$369,840,300
Liabilities in excess of other assets - (0.0%) (a)		(2,678)

NET ASSETS - 100.0%		$369,837,622

SECTOR BREAKDOWN AS OF FEBRUARY 28, 2014 (Unaudited)

	Value	% of Net Assets
Financial	$92,877,188	25.1%
Consumer, Non-cyclical	84,877,424	23.0
Consumer, Cyclical	45,864,861	12.4
Industrial	42,588,411	11.5
Communications	28,261,572	7.7
Basic Materials	26,742,721	7.2
Energy	24,438,465	6.6
Utilities	14,943,691	4.0
Technology	7,536,029	2.0
Diversified	1,709,938	0.5

TOTAL INVESTMENTS	369,840,300	100.0
Liabilities in excess of other assets	(2,678)	(0.0	)(a)

NET ASSETS	$369,837,622	100.0%

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

As of February 28, 2014, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
E-mini MSCI EAFE Index Futures	14	$1,350,510	3/21/2014	$58,060

Cash posted as collateral to broker for futures contracts was $31,374 at February 28, 2014.

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2014.

As of February 28, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
The Bank of New York Mellon	3/3/2014	USD	601,417	AUD	671,000	$(2,652)
The Bank of New York Mellon	3/3/2014	USD	619,737	EUR	452,000	4,159
The Bank of New York Mellon	3/3/2014	USD	266,458	JPY	27,200,000	812
The Bank of New York Mellon	3/4/2014	CHF	104,000	USD	117,118	(1,131)
The Bank of New York Mellon	3/4/2014	GBP	385,000	USD	642,290	(2,407)
The Bank of New York Mellon	3/5/2014	AUD	118,997	USD	106,477	327
JP Morgan & Chase Co.	3/5/2014	AUD	163,500	USD	146,828	980
Barclays Bank PLC	3/5/2014	AUD	163,500	USD	146,828	979
JP Morgan & Chase Co.	3/5/2014	AUD	378,000	USD	341,201	4,009
Barclays Bank PLC	3/5/2014	AUD	378,000	USD	341,201	4,009
Barclays Bank PLC	3/5/2014	AUD	398,500	USD	356,967	1,489
JP Morgan & Chase Co.	3/5/2014	AUD	398,500	USD	356,967	1,489
JP Morgan & Chase Co.	3/5/2014	AUD	457,000	USD	409,605	1,943
The Bank of New York Mellon	3/5/2014	AUD	671,000	USD	601,335	2,776
JP Morgan & Chase Co.	3/5/2014	AUD	848,000	USD	758,691	2,241
JP Morgan & Chase Co.	3/5/2014	AUD	13,005,000	USD	11,347,370	(253,610)
Barclays Bank PLC	3/5/2014	AUD	13,005,000	USD	11,347,409	(253,571)
The Bank of New York Mellon	3/5/2014	CHF	104,000	USD	118,075	(178)
JP Morgan & Chase Co.	3/5/2014	CHF	173,500	USD	194,189	(3,089)
Barclays Bank PLC	3/5/2014	CHF	173,500	USD	194,188	(3,090)
JP Morgan & Chase Co.	3/5/2014	CHF	404,000	USD	449,826	(9,542)
Barclays Bank PLC	3/5/2014	CHF	404,000	USD	449,829	(9,540)
Barclays Bank PLC	3/5/2014	CHF	409,500	USD	460,920	(4,702)
JP Morgan & Chase Co.	3/5/2014	CHF	409,500	USD	460,920	(4,702)
JP Morgan & Chase Co.	3/5/2014	CHF	471,000	USD	528,784	(6,767)
JP Morgan & Chase Co.	3/5/2014	CHF	918,000	USD	1,023,206	(20,606)
JP Morgan & Chase Co.	3/5/2014	CHF	13,566,000	USD	14,990,867	(434,362)
Barclays Bank PLC	3/5/2014	CHF	13,566,000	USD	14,990,188	(435,041)
JP Morgan & Chase Co.	3/5/2014	DKK	134,000	USD	24,575	(212)
Barclays Bank PLC	3/5/2014	DKK	134,000	USD	24,575	(212)
JP Morgan & Chase Co.	3/5/2014	DKK	310,000	USD	56,674	(666)
Barclays Bank PLC	3/5/2014	DKK	310,000	USD	56,674	(667)
Barclays Bank PLC	3/5/2014	DKK	332,500	USD	61,085	(417)
JP Morgan & Chase Co.	3/5/2014	DKK	332,500	USD	61,085	(417)
JP Morgan & Chase Co.	3/5/2014	DKK	381,000	USD	69,877	(597)
JP Morgan & Chase Co.	3/5/2014	DKK	706,000	USD	129,064	(1,525)
JP Morgan & Chase Co.	3/5/2014	DKK	11,027,000	USD	1,995,798	(43,872)
Barclays Bank PLC	3/5/2014	DKK	11,027,000	USD	1,995,789	(43,881)
The Bank of New York Mellon	3/5/2014	EUR	1,400	USD	1,895	(37)
The Bank of New York Mellon	3/5/2014	EUR	198,487	USD	274,139	168
The Bank of New York Mellon	3/5/2014	EUR	204,200	USD	276,012	(5,844)
The Bank of New York Mellon	3/5/2014	EUR	228,300	USD	308,898	(6,224)
The Bank of New York Mellon	3/5/2014	EUR	452,000	USD	619,736	(4,158)
JP Morgan & Chase Co.	3/5/2014	EUR	453,500	USD	620,520	(5,445)
Barclays Bank PLC	3/5/2014	EUR	453,500	USD	620,520	(5,445)
JP Morgan & Chase Co.	3/5/2014	EUR	1,051,500	USD	1,434,203	(17,180)
Barclays Bank PLC	3/5/2014	EUR	1,051,500	USD	1,434,043	(17,339)
Barclays Bank PLC	3/5/2014	EUR	1,075,500	USD	1,474,454	(10,056)

JP Morgan & Chase Co.	3/5/2014	EUR	1,075,500	USD	1,474,454	(10,056)
JP Morgan & Chase Co.	3/5/2014	EUR	1,233,000	USD	1,687,402	(14,504)
JP Morgan & Chase Co.	3/5/2014	EUR	2,369,000	USD	3,231,079	(38,845)
JP Morgan & Chase Co.	3/5/2014	EUR	35,656,000	USD	48,137,490	(1,078,386)
Barclays Bank PLC	3/5/2014	EUR	35,656,000	USD	48,136,110	(1,079,766)
The Bank of New York Mellon	3/5/2014	GBP	163,400	USD	266,415	(7,194)
JP Morgan & Chase Co.	3/5/2014	GBP	266,000	USD	442,960	(2,451)
Barclays Bank PLC	3/5/2014	GBP	266,000	USD	442,960	(2,451)
The Bank of New York Mellon	3/5/2014	GBP	452,589	USD	758,464	615
Barclays Bank PLC	3/5/2014	GBP	616,500	USD	1,028,614	(3,701)
JP Morgan & Chase Co.	3/5/2014	GBP	616,500	USD	1,028,614	(3,701)
JP Morgan & Chase Co.	3/5/2014	GBP	622,000	USD	1,023,130	(18,394)
Barclays Bank PLC	3/5/2014	GBP	622,000	USD	1,023,129	(18,395)
JP Morgan & Chase Co.	3/5/2014	GBP	703,000	USD	1,171,856	(5,301)
JP Morgan & Chase Co.	3/5/2014	GBP	1,400,000	USD	2,297,890	(46,377)
JP Morgan & Chase Co.	3/5/2014	GBP	21,277,000	USD	34,991,005	(636,826)
Barclays Bank PLC	3/5/2014	GBP	21,277,000	USD	34,991,129	(636,702)
JP Morgan & Chase Co.	3/5/2014	HKD	457,500	USD	58,987	34
Barclays Bank PLC	3/5/2014	HKD	457,500	USD	58,987	34
JP Morgan & Chase Co.	3/5/2014	HKD	1,059,000	USD	136,540	79
Barclays Bank PLC	3/5/2014	HKD	1,059,000	USD	136,540	79
Barclays Bank PLC	3/5/2014	HKD	1,128,500	USD	145,398	(19)
JP Morgan & Chase Co.	3/5/2014	HKD	1,128,500	USD	145,398	(19)
JP Morgan & Chase Co.	3/5/2014	HKD	1,272,000	USD	163,891	(17)
The Bank of New York Mellon	3/5/2014	HKD	2,115,000	USD	272,513	(22)
The Bank of New York Mellon	3/5/2014	HKD	2,331,000	USD	300,342	(27)
JP Morgan & Chase Co.	3/5/2014	HKD	2,387,000	USD	307,664	79
JP Morgan & Chase Co.	3/5/2014	HKD	35,795,000	USD	4,610,337	(2,148)
Barclays Bank PLC	3/5/2014	HKD	35,795,000	USD	4,610,363	(2,121)
JP Morgan & Chase Co.	3/5/2014	ILS	28,000	USD	7,974	(53)
Barclays Bank PLC	3/5/2014	ILS	28,000	USD	7,961	(65)
JP Morgan & Chase Co.	3/5/2014	ILS	64,500	USD	18,335	(154)
Barclays Bank PLC	3/5/2014	ILS	64,500	USD	18,335	(154)
Barclays Bank PLC	3/5/2014	ILS	70,000	USD	19,975	(91)
JP Morgan & Chase Co.	3/5/2014	ILS	70,000	USD	19,975	(90)
JP Morgan & Chase Co.	3/5/2014	ILS	81,000	USD	23,015	(203)
JP Morgan & Chase Co.	3/5/2014	ILS	152,000	USD	43,112	(458)
JP Morgan & Chase Co.	3/5/2014	ILS	2,285,000	USD	649,583	(5,406)
Barclays Bank PLC	3/5/2014	ILS	2,285,000	USD	649,515	(5,474)
The Bank of New York Mellon	3/5/2014	JPY	13,670,000	USD	134,642	316
The Bank of New York Mellon	3/5/2014	JPY	27,200,000	USD	266,460	(817)
JP Morgan & Chase Co.	3/5/2014	JPY	42,005,000	USD	410,976	(1,780)
Barclays Bank PLC	3/5/2014	JPY	42,005,000	USD	410,977	(1,778)
The Bank of New York Mellon	3/5/2014	JPY	76,010,000	USD	753,227	6,327
JP Morgan & Chase Co.	3/5/2014	JPY	98,366,500	USD	958,596	(7,986)
Barclays Bank PLC	3/5/2014	JPY	98,366,500	USD	958,599	(7,984)
Barclays Bank PLC	3/5/2014	JPY	99,951,500	USD	978,820	(3,337)
JP Morgan & Chase Co.	3/5/2014	JPY	99,951,500	USD	978,820	(3,337)
JP Morgan & Chase Co.	3/5/2014	JPY	114,844,000	USD	1,121,929	(6,567)
JP Morgan & Chase Co.	3/5/2014	JPY	222,627,000	USD	2,177,386	(10,222)
JP Morgan & Chase Co.	3/5/2014	JPY	3,499,816,000	USD	34,220,198	(170,170)
Barclays Bank PLC	3/5/2014	JPY	3,499,816,000	USD	34,220,968	(169,400)
JP Morgan & Chase Co.	3/5/2014	NOK	101,000	USD	16,539	(285)
Barclays Bank PLC	3/5/2014	NOK	101,000	USD	16,539	(285)
Barclays Bank PLC	3/5/2014	NOK	237,500	USD	39,331	(232)
JP Morgan & Chase Co.	3/5/2014	NOK	237,500	USD	39,331	(232)
JP Morgan & Chase Co.	3/5/2014	NOK	242,000	USD	39,468	(844)
Barclays Bank PLC	3/5/2014	NOK	242,000	USD	39,468	(844)
JP Morgan & Chase Co.	3/5/2014	NOK	270,000	USD	44,575	(402)
JP Morgan & Chase Co.	3/5/2014	NOK	552,000	USD	89,306	(2,646)
JP Morgan & Chase Co.	3/5/2014	NOK	8,239,000	USD	1,310,708	(61,739)
Barclays Bank PLC	3/5/2014	NOK	8,239,000	USD	1,310,694	(61,754)
JP Morgan & Chase Co.	3/5/2014	NZD	2,000	USD	1,668	(8)
Barclays Bank PLC	3/5/2014	NZD	2,000	USD	1,668	(8)
JP Morgan & Chase Co.	3/5/2014	NZD	5,000	USD	4,157	(34)
Barclays Bank PLC	3/5/2014	NZD	5,000	USD	4,157	(34)
Barclays Bank PLC	3/5/2014	NZD	5,000	USD	4,182	(9)
JP Morgan & Chase Co.	3/5/2014	NZD	5,000	USD	4,182	(8)
JP Morgan & Chase Co.	3/5/2014	NZD	6,000	USD	4,984	(44)
JP Morgan & Chase Co.	3/5/2014	NZD	11,000	USD	9,106	(113)
JP Morgan & Chase Co.	3/5/2014	NZD	170,000	USD	137,309	(5,165)
Barclays Bank PLC	3/5/2014	NZD	170,000	USD	137,309	(5,165)
JP Morgan & Chase Co.	3/5/2014	SEK	432,500	USD	66,938	(511)
Barclays Bank PLC	3/5/2014	SEK	432,500	USD	66,938	(511)
JP Morgan & Chase Co.	3/5/2014	SEK	1,013,500	USD	157,367	(691)
Barclays Bank PLC	3/5/2014	SEK	1,013,500	USD	157,368	(690)
Barclays Bank PLC	3/5/2014	SEK	1,036,500	USD	159,220	(2,425)
JP Morgan & Chase Co.	3/5/2014	SEK	1,036,500	USD	159,220	(2,425)
JP Morgan & Chase Co.	3/5/2014	SEK	1,189,000	USD	182,380	(3,048)
JP Morgan & Chase Co.	3/5/2014	SEK	2,275,000	USD	350,469	(4,323)
The Bank of New York Mellon	3/5/2014	SEK	2,660,000	USD	406,429	(8,405)
JP Morgan & Chase Co.	3/5/2014	SEK	34,272,000	USD	5,234,779	(110,030)
Barclays Bank PLC	3/5/2014	SEK	34,272,000	USD	5,234,757	(110,052)
The Bank of New York Mellon	3/5/2014	SGD	10,000	USD	7,895	6
JP Morgan & Chase Co.	3/5/2014	SGD	16,000	USD	12,651	29
Barclays Bank PLC	3/5/2014	SGD	16,000	USD	12,651	29
JP Morgan & Chase Co.	3/5/2014	SGD	37,500	USD	29,588	6
Barclays Bank PLC	3/5/2014	SGD	37,500	USD	29,588	6

Barclays Bank PLC	3/5/2014	SGD	38,500	USD	30,449	78
JP Morgan & Chase Co.	3/5/2014	SGD	38,500	USD	30,449	78
JP Morgan & Chase Co.	3/5/2014	SGD	44,000	USD	34,737	27
JP Morgan & Chase Co.	3/5/2014	SGD	85,000	USD	67,019	(34)
JP Morgan & Chase Co.	3/5/2014	SGD	2,396,000	USD	1,875,797	(14,318)
Barclays Bank PLC	3/5/2014	SGD	2,396,000	USD	1,875,802	(14,312)
The Bank of New York Mellon	3/5/2014	USD	36,037	AUD	40,000	(356)
The Bank of New York Mellon	3/5/2014	USD	676,000	AUD	749,997	(6,973)
Barclays Bank PLC	3/5/2014	USD	12,477,861	AUD	13,945,000	(38,363)
JP Morgan & Chase Co.	3/5/2014	USD	13,645,563	AUD	15,250,000	(41,953)
The Bank of New York Mellon	3/5/2014	USD	117,119	CHF	104,000	1,134
Barclays Bank PLC	3/5/2014	USD	16,522,630	CHF	14,553,000	24,868
JP Morgan & Chase Co.	3/5/2014	USD	18,099,599	CHF	15,942,000	27,262
Barclays Bank PLC	3/5/2014	USD	2,184,601	DKK	11,803,500	(1,302)
JP Morgan & Chase Co.	3/5/2014	USD	2,385,784	DKK	12,890,500	(1,422)
The Bank of New York Mellon	3/5/2014	USD	8,245	EUR	6,000	37
The Bank of New York Mellon	3/5/2014	USD	329,611	EUR	244,147	7,385
The Bank of New York Mellon	3/5/2014	USD	456,821	EUR	335,000	5,578
The Bank of New York Mellon	3/5/2014	USD	686,000	EUR	499,239	3,098
Barclays Bank PLC	3/5/2014	USD	52,810,380	EUR	38,236,500	(32,647)
JP Morgan & Chase Co.	3/5/2014	USD	57,785,663	EUR	41,838,500	(36,099)
The Bank of New York Mellon	3/5/2014	USD	45,021	GBP	27,000	190
The Bank of New York Mellon	3/5/2014	USD	335,511	GBP	203,989	6,063
The Bank of New York Mellon	3/5/2014	USD	642,286	GBP	385,000	2,387
Barclays Bank PLC	3/5/2014	USD	38,178,103	GBP	22,781,500	(31,023)
JP Morgan & Chase Co.	3/5/2014	USD	41,702,391	GBP	24,884,500	(33,887)
The Bank of New York Mellon	3/5/2014	USD	2,440	HKD	18,943	1
The Bank of New York Mellon	3/5/2014	USD	14,174	HKD	110,000	—
The Bank of New York Mellon	3/5/2014	USD	226,292	HKD	1,756,256	17
The Bank of New York Mellon	3/5/2014	USD	330,000	HKD	2,560,801	(19)
Barclays Bank PLC	3/5/2014	USD	4,952,951	HKD	38,440,000	364
JP Morgan & Chase Co.	3/5/2014	USD	5,424,416	HKD	42,099,000	391

Barclays Bank PLC	3/5/2014	USD	701,750	ILS	2,447,500	(181)
JP Morgan & Chase Co.	3/5/2014	USD	768,540	ILS	2,680,500	(182)
The Bank of New York Mellon	3/5/2014	USD	99,143	JPY	10,119,055	290
The Bank of New York Mellon	3/5/2014	USD	295,000	JPY	30,133,365	1,101
The Bank of New York Mellon	3/5/2014	USD	749,708	JPY	76,627,580	3,260
Barclays Bank PLC	3/5/2014	USD	36,644,929	JPY	3,740,139,000	106,934
JP Morgan & Chase Co.	3/5/2014	USD	39,951,110	JPY	4,077,610,000	116,856
Barclays Bank PLC	3/5/2014	USD	1,472,075	NOK	8,819,500	(2,928)
JP Morgan & Chase Co.	3/5/2014	USD	1,609,276	NOK	9,641,500	(3,200)
Barclays Bank PLC	3/5/2014	USD	152,915	NZD	182,000	(384)
JP Morgan & Chase Co.	3/5/2014	USD	167,199	NZD	199,000	(421)
The Bank of New York Mellon	3/5/2014	USD	9,414	SEK	60,304	(9)
The Bank of New York Mellon	3/5/2014	USD	397,138	SEK	2,599,696	8,291
Barclays Bank PLC	3/5/2014	USD	5,737,726	SEK	36,754,500	(5,765)
JP Morgan & Chase Co.	3/5/2014	USD	6,278,495	SEK	40,218,500	(6,314)
The Bank of New York Mellon	3/5/2014	USD	7,915	SGD	10,000	(26)
Barclays Bank PLC	3/5/2014	USD	1,964,174	SGD	2,488,000	(1,485)
JP Morgan & Chase Co.	3/5/2014	USD	2,066,021	SGD	2,617,000	(1,568)
Barclays Bank PLC	4/3/2014	AUD	15,636,000	USD	13,963,573	43,519
JP Morgan & Chase Co.	4/3/2014	AUD	15,636,000	USD	13,963,448	43,394
Barclays Bank PLC	4/3/2014	CHF	15,726,000	USD	17,858,299	(26,776)
JP Morgan & Chase Co.	4/3/2014	CHF	15,726,000	USD	17,857,731	(27,343)
Barclays Bank PLC	4/3/2014	DKK	13,943,000	USD	2,581,152	1,463
JP Morgan & Chase Co.	4/3/2014	DKK	13,943,000	USD	2,581,165	1,475
Barclays Bank PLC	4/3/2014	EUR	41,764,000	USD	57,681,179	35,111
JP Morgan & Chase Co.	4/3/2014	EUR	41,764,000	USD	57,680,762	34,693
Barclays Bank PLC	4/3/2014	GBP	24,164,000	USD	40,486,226	32,785
JP Morgan & Chase Co.	4/3/2014	GBP	24,164,000	USD	40,485,840	32,398
Barclays Bank PLC	4/3/2014	HKD	44,122,000	USD	5,685,392	(480)
JP Morgan & Chase Co.	4/3/2014	HKD	44,122,000	USD	5,685,361	(511)
Barclays Bank PLC	4/3/2014	ILS	2,748,000	USD	787,548	59
JP Morgan & Chase Co.	4/3/2014	ILS	2,748,000	USD	787,627	139
JP Morgan & Chase Co.	4/3/2014	JPY	377,566,130	USD	3,700,000	(10,662)
Barclays Bank PLC	4/3/2014	JPY	3,739,146,000	USD	36,640,369	(107,382)
JP Morgan & Chase Co.	4/3/2014	JPY	3,739,146,000	USD	36,639,077	(108,671)
Barclays Bank PLC	4/3/2014	NOK	9,253,000	USD	1,542,739	3,089
JP Morgan & Chase Co.	4/3/2014	NOK	9,253,000	USD	1,542,749	3,099
Barclays Bank PLC	4/3/2014	NZD	198,000	USD	166,005	429
JP Morgan & Chase Co.	4/3/2014	NZD	198,000	USD	166,004	427
Barclays Bank PLC	4/3/2014	SEK	40,387,000	USD	6,301,658	6,330
JP Morgan & Chase Co.	4/3/2014	SEK	40,387,000	USD	6,301,646	6,318
Barclays Bank PLC	4/3/2014	SGD	2,659,000	USD	2,099,106	1,502
JP Morgan & Chase Co.	4/3/2014	SGD	2,659,000	USD	2,099,124	1,521

Total net unrealized depreciation						$(5,955,630)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2014.

Currency Abbreviations
AUD - Australian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - Pound Sterling
HKD - Hong Kong Dollar
ILS - Israeli New Sheqel
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - U.S. Dollar
*	Non-income producing security.
(a)	Less than 0.1%.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.

	5/31/2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Dividend Income	Fair Value 2/28/2014
Deutsche Bank AG (Common Stock)	$300,180	$1,064,309	$(26,193)	$31,626	$(3,672)	$—	$1,366,250

(c)	At February 28, 2014, the aggregate cost of investments for Federal income tax purposes was $346,747,303. The net unrealized appreciation was $23,092,997 which consisted of aggregate gross unrealized appreciation of $29,679,793 and aggregate unrealized depreciation of $6,586,796.

CDI - Chess Depositary Interest
FDR - Fixed Depositary Receipt
REIT - Real Estate Investment Trust
RSP - Risparmio (Convertible Savings Shares)
SDR - Swedish Depositary Receipt

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund

February 28, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 93.4%
Brazil - 6.0%
Ambev SA	28,889	$207,974
Banco Bradesco SA	4,483	55,733
Banco do Brasil SA	4,743	41,872
Banco Santander Brasil SA	7,794	38,060
BB Seguridade Participacoes SA	3,017	29,980
BM&F Bovespa SA	19,651	84,395
BR Malls Participacoes SA	6,101	46,731
BRF SA	8,129	148,800
CCR SA	9,941	68,174
Centrais Eletricas Brasileiras SA	3,220	6,866
Cia Siderurgica Nacional SA	9,822	42,853
Cielo SA	4,660	126,201
Cosan SA Industria e Comercio	1,357	20,076
CPFL Energia SA	2,709	19,410
Duratex SA	616	2,856
EcoRodovias Infraestrutura e Logistica SA	1,109	5,841
EDP - Energias do Brasil SA	2,033	7,743
Embraer SA	8,813	78,743
JBS SA	10,165	32,514
Localiza Rent a Car SA	1,425	18,937
Lojas Renner SA	2,852	70,182
Multiplan Empreendimentos Imobiliarios SA	676	13,291
Natura Cosmeticos SA	2,709	39,871
Petroleo Brasileiro SA	21,829	120,933
Souza Cruz SA	2,033	17,636
Tim Participacoes SA	6,777	33,123
Totvs SA	2,033	28,058
Tractebel Energia SA	1,357	19,214
Ultrapar Participacoes SA	4,066	90,433
Vale SA	12,538	176,460

		1,692,960

Chile - 1.7%
AES Gener SA	46,951	24,542
Banco de Credito e Inversiones	711	38,839
Banco Santander Chile	409,785	22,147
CAP SA	677	10,591
Cencosud SA	9,197	27,977
Colbun SA	71,270	16,645
Corpbanca SA	1,294,340	15,373
E.CL SA	7,469	9,907
Empresa Nacional de Electricidad SA	36,225	49,127
Empresas CMPC SA	13,237	31,860
Empresas Copec SA	3,616	48,249
Enersis SA	155,897	44,615
ENTEL Chile SA	1,358	15,651
LATAM Airlines Group SA	2,608	40,339
SACI Falabella	11,319	94,154

		490,016

China - 17.7%
Agile Property Holdings Ltd.	8,582	7,332

Agricultural Bank of China Ltd., Class H	135,503	57,445
Air China Ltd., Class H	20,549	13,398
Anhui Conch Cement Co. Ltd., Class H	16,941	61,778
Anta Sports Products Ltd.	33,876	52,382
Bank of China Ltd., Class H	694,983	291,943
Bank of Communications Co. Ltd., Class H	74,526	47,824
BBMG Corp., Class H	6,640	4,945
Belle International Holdings Ltd.	33,876	41,774
Biostime International Holdings Ltd.	1,370	12,225
Byd Co. Ltd., Class H*	10,386	68,521
China Citic Bank Corp. Ltd., Class H	67,757	36,408
China Communications Construction Co. Ltd., Class H	40,652	28,392
China Communications Services Corp. Ltd., Class H	54,080	25,435
China Construction Bank Corp., Class H	580,030	398,368
China Gas Holdings Ltd.	81,180	127,410
China Life Insurance Co. Ltd., Class H	61,044	178,557
China Longyuan Power Group Corp., Class H	60,977	72,758
China Mengniu Dairy Co. Ltd.	22,586	115,832
China Merchants Bank Co. Ltd., Class H	30,490	53,511
China Minsheng Banking Corp. Ltd., Class H	57,592	57,291
China National Building Material Co. Ltd., Class H	1,558	1,486
China Pacific Insurance Group Co. Ltd., Class H	16,280	55,906
China Petroleum & Chemical Corp., Class H	176,152	156,392
China Resources Cement Holdings Ltd.	21,002	15,534
China Resources Enterprise Ltd.	13,567	38,198
China Resources Power Holdings Co. Ltd.	20,104	48,547
China Shenhua Energy Co. Ltd., Class H	27,106	73,698
China Shipping Container Lines Co. Ltd., Class H*	31,960	7,907
China State Construction International Holdings Ltd.	20,104	34,454
China Telecom Corp. Ltd., Class H	121,958	52,803
CNOOC Ltd.	128,728	210,993
Country Garden Holdings Co. Ltd.	129,020	66,833
Dongfeng Motor Group Co. Ltd., Class H	40,700	55,487
ENN Energy Holdings Ltd.	2,033	14,382
Fosun International Ltd.	84,691	105,311
GOME Electrical Appliances Holding Ltd.	52,855	8,854
Great Wall Motor Co. Ltd., Class H	29,136	132,905
Greentown China Holdings Ltd.	34,487	45,150
Guangdong Investment Ltd.	40,876	42,769
Guangzhou R&F Properties Co. Ltd., Class H	1,230	1,667
Haitian International Holdings Ltd.	1,282	2,772
Hengan International Group Co. Ltd.	4,523	49,103
Industrial & Commercial Bank of China Ltd., Class H	486,361	291,420
Intime Retail Group Co. Ltd.	11,745	11,986
Lee & Man Paper Manufacturing Ltd.	115,178	68,865
Lenovo Group Ltd.	54,260	57,892
Longfor Properties Co. Ltd.	21,909	30,207
Nine Dragons Paper Holdings Ltd.	48,193	36,887
PetroChina Co. Ltd., Class H	203,254	214,239
PICC Property & Casualty Co. Ltd., Class H	40,700	55,591
Ping An Insurance Group Co. of China Ltd., Class H	13,567	110,224
Poly Property Group Co. Ltd.	36,177	16,549
Shanghai Industrial Holdings Ltd.	20,326	69,277
Shenzhou International Group Holdings Ltd.	3,380	11,803
Sihuan Pharmaceutical Holdings Group Ltd.	111,483	134,890
Sino Biopharmaceutical Ltd.	143,091	132,940
Sinopharm Group Co. Ltd., Class H	5,879	16,325
Soho China Ltd.	81,303	61,602
Tencent Holdings Ltd.	4,244	340,426
Tingyi Cayman Islands Holding Corp.	27,106	75,968
Tsingtao Brewery Co. Ltd., Class H	8,571	64,444

Uni-President China Holdings Ltd.	56,235	56,159
Want Want China Holdings Ltd.	74,526	113,318
Wumart Stores, Inc., Class H	16,488	19,525
Zhongsheng Group Holdings Ltd.	20,548	29,496
Zijin Mining Group Co. Ltd., Class H	4,918	1,071

		4,995,784

Colombia - 0.6%
Almacenes Exito SA	1,358	16,739
Cementos Argos SA	3,400	15,288
Cemex Latam Holdings SA*	4,134	32,935
Grupo de Inversiones Suramericana SA	3,056	49,559
Interconexion Electrica SA ESP	5,434	20,185
Isagen SA ESP	25,794	37,318

		172,024

Czech Republic - 0.1%
CEZ AS	1,358	36,635
Telefonica Czech Republic AS	344	5,229

		41,864

Egypt - 0.1%
Telecom Egypt Co.	16,602	36,325

Greece - 0.4%
Hellenic Telecommunications Organization SA*	3,282	57,533
OPAP SA	1,872	29,457
Piraeus Bank SA*	682	1,883
Public Power Corp. SA	1,106	17,663
Titan Cement Co. SA*	600	19,379

		125,915

Hong Kong - 2.6%
Beijing Enterprises Holdings Ltd.	5,420	51,961
Beijing Enterprises Water Group Ltd.	27,611	19,782
Brilliance China Automotive Holdings Ltd.	7,681	11,699
China Everbright International Ltd.	30,859	45,172
China Mobile Ltd.	46,070	437,812
China Overseas Land & Investment Ltd.	40,700	109,347
China Taiping Insurance Holdings Co. Ltd.*	245	410
Kunlun Energy Co. Ltd.	24,527	43,804
Shougang Fushan Resources Group Ltd.	33,653	8,933

		728,920

Hungary - 0.7%
MOL Hungarian Oil and Gas PLC	3,264	191,800

India - 5.1%
Dr. Reddy’s Laboratories Ltd., ADR	3,817	175,200
HDFC Bank Ltd., ADR	6,076	204,093
ICICI Bank Ltd., ADR	4,567	162,951
Infosys Ltd., ADR	2,037	125,622
Larsen & Toubro Ltd., GDR	8,397	149,802
Reliance Industries Ltd., GDR, 144A	10,181	262,873
Tata Motors Ltd., ADR	5,303	184,969
Wipro Ltd., ADR	12,226	168,719

		1,434,229

Indonesia - 2.5%
PT Astra Agro Lestari Tbk	6,777	14,886
PT Astra International Tbk	168,663	100,974
PT Bank Central Asia Tbk	98,238	86,527
PT Bank Danamon Indonesia Tbk	41,829	14,701
PT Bank Mandiri Persero Tbk	84,691	66,387
PT Bank Negara Indonesia Persero Tbk	64,366	25,227
PT Bank Rakyat Indonesia Persero Tbk	91,468	73,078
PT Charoen Pokphand Indonesia Tbk	110,801	40,421
PT Gudang Garam Tbk	5,420	22,270
PT Indo Tambangraya Megah Tbk	831	1,861
PT Matahari Department Store Tbk*	3,690	4,450
PT Perusahaan Gas Negara Persero Tbk	145,668	61,484
PT Semen Indonesia Persero Tbk	27,106	35,024
PT Telekomunikasi Indonesia Persero Tbk	406,949	81,502
PT Unilever Indonesia Tbk	13,567	33,395
PT United Tractors Tbk	23,350	38,166
PT XL Axiata Tbk	29,138	11,671

		712,024

Malaysia - 5.1%
AirAsia Bhd	21,200	16,499
AMMB Holdings Bhd	14,800	32,703
Axiata Group Bhd	3,500	6,997
British American Tobacco Malaysia Bhd	5,300	97,055
CIMB Group Holdings Bhd	39,800	86,974
DiGi.Com Bhd	37,500	58,942
Genting Bhd	18,900	58,260
Genting Malaysia Bhd	26,200	34,784
Hong Leong Bank Bhd	13,500	58,425
IOI Corp. Bhd	38,300	53,888
IOI Properties Group Bhd*	12,466	9,892
Kuala Lumpur Kepong Bhd	5,000	36,594
Lafarge Malaysia Bhd	24,300	64,820
Malayan Banking Bhd	26,600	79,398
Maxis Bhd	32,300	68,711
MMC Corp. Bhd	22,000	18,733
Petronas Chemicals Group Bhd	29,400	60,568
Petronas Dagangan Bhd	13,100	122,584
Petronas Gas Bhd	6,200	44,657
Public Bank Bhd	15,800	91,912
RHB Capital Bhd	5,800	14,515
Sime Darby Bhd	22,000	61,169
Telekom Malaysia Bhd	24,200	41,878
Tenaga Nasional Bhd	29,800	109,141
UMW Holdings Bhd	18,400	66,266
YTL Corp. Bhd	42,893	20,684
YTL Power International Bhd*	29,400	15,254

		1,431,303

Mexico - 5.0%
Alfa SAB de CV, Class A	27,106	65,186
America Movil SAB de CV, Series L	317,772	307,690
Arca Continental SAB de CV	6,777	35,503
Cemex SAB de CV*	123,218	161,122
Coca-Cola Femsa SAB de CV, Series L	2,710	26,246
Fomento Economico Mexicano SAB de CV	15,611	133,605
Grupo Bimbo SAB de CV	14,934	39,135
Grupo Carso SAB de CV, Series A1	6,099	31,767
Grupo Financiero Banorte SAB de CV, Class O	16,942	109,912
Grupo Financiero Inbursa SAB de CV, Class O	28,457	68,113
Grupo Financiero Santander Mexico SAB de CV, Class B	9,054	19,964

Grupo Mexico SAB de CV, Series B	32,899	101,049
Grupo Televisa SAB, Series CPO	28,486	167,340
Industrias Penoles SAB de CV	1,131	27,450
Minera Frisco SAB de CV*	5,421	9,206
Wal-Mart de Mexico SAB de CV, Series V	50,899	107,818

		1,411,106

Peru - 0.1%
Cia de Minas Buenaventura SA, Class B, ADR	1,021	12,865
Credicorp Ltd.	140	18,186

		31,051

Philippines - 1.2%
Aboitiz Power Corp.	31,700	27,591
Ayala Land, Inc.	77,500	52,957
Bank of the Philippine Islands	16,660	33,705
BDO Unibank, Inc.	16,429	30,919
Energy Development Corp.	137,000	17,956
Metropolitan Bank & Trust Company	16,789	30,843
Philippine Long Distance Telephone Co.	675	40,771
SM Investments Corp.	1,660	25,810
Universal Robina Corp.	30,040	94,222

		354,774

Poland - 4.2%
Bank Pekao SA	2,489	159,379
Enea SA	21,528	103,567
Kernel Holding SA*	13,628	145,140
Orange Polska SA	16,680	55,950
PGE SA	23,333	142,597
Polski Koncern Naftowy Orlen SA	145	2,102
Powszechna Kasa Oszczednosci Bank Polski SA	11,665	170,870
Powszechny Zaklad Ubezpieczen SA	2,415	353,310
Synthos SA	25,672	45,568
Tauron Polska Energia SA	1,192	1,906

		1,180,389

Russia - 5.6%
Gazprom OAO, ADR	12,677	97,613
Lukoil OAO, ADR	4,076	224,181
Magnit OJSC, GDR	3,432	192,192
Megafon OAO, GDR	3,566	103,413
MMC Norilsk Nickel OJSC, ADR	12,839	214,668
Mobile Telesystems OJSC, ADR	2,716	46,770
NovaTek OAO, GDR	1,564	198,002
Rosneft Oil Co. OJSC, GDR	33,259	224,499
Sistema JSFC, GDR	2,697	66,751
Surgutneftegas OJSC, ADR	10,185	77,508
Tatneft, ADR	1,704	61,514
VTB Bank OJSC, GDR	33,931	78,007

		1,585,118

South Africa - 4.1%
AngloGold Ashanti Ltd., ADR	6,817	119,843
Gold Fields Ltd., ADR	20,673	76,283
Harmony Gold Mining Co. Ltd., ADR	16,359	53,003
Impala Platinum Holdings Ltd., ADR	9,429	99,005
MTN Group Ltd., ADR	24,406	444,189
Sasol Ltd., ADR	7,396	377,566

		1,169,889

South Korea - 16.8%
Amorepacific Corp.	50	54,988
Celltrion, Inc.*	427	19,163
Cheil Industries, Inc.	1,492	96,298
Coway Co. Ltd.	1,456	93,157
Daewoo Engineering & Construction Co. Ltd.*	2,080	15,861
Daewoo International Corp.	620	24,393
DGB Financial Group, Inc.	1,350	20,740
Doosan Corp.	181	23,399
Doosan Heavy Industries & Construction Co. Ltd.	620	21,025
Doosan Infracore Co. Ltd.*	680	8,568
E-Mart Co. Ltd.	458	108,976
Hana Financial Group, Inc.	1,890	73,830
Hankook Tire Co. Ltd.	273	15,907
Hanwha Corp.	620	20,909
Hanwha Life Insurance Co. Ltd.	5,480	35,113
Hyundai Department Store Co. Ltd.	116	15,376
Hyundai Engineering & Construction Co. Ltd.	876	47,923
Hyundai Heavy Industries Co. Ltd.	344	70,734
Hyundai Merchant Marine Co. Ltd.*	680	8,536
Hyundai Mipo Dockyard Co. Ltd.	121	17,909
Hyundai Mobis	551	161,815
Hyundai Motor Co.	1,322	303,410
Hyundai Steel Co.	577	36,755
Hyundai Wia Corp.	158	25,014
Kangwon Land, Inc.	620	18,527
KB Financial Group, Inc.	3,232	120,803
Kia Motors Corp.	2,485	128,964
Korea Electric Power Corp.	2,380	82,492
Korea Gas Corp.*	594	38,617
Korean Air Lines Co. Ltd.*	261	8,447
KT&G Corp.	2,082	152,517
Kumho Petro Chemical Co. Ltd.	84	6,988
LG Chem Ltd.	375	89,403
LG Corp.	903	47,370
LG Display Co. Ltd.*	1,080	24,635
LG Electronics, Inc.	795	45,354
LG Household & Health Care Ltd.	134	57,366
LG Uplus Corp.	6,690	65,490
Lotte Shopping Co. Ltd.	154	48,689
LS Corp.	605	41,486
NAVER Corp.	194	148,476
NCSoft Corp.	135	24,154
Neo Holdings Co. Ltd.*	26	—
NHN Entertainment Corp.*	86	8,000
OCI Co. Ltd.*	181	35,098
POSCO	499	132,755
Samsung C&T Corp.	1,011	59,571
Samsung Card Co. Ltd.	620	19,515
Samsung Electro-Mechanics Co. Ltd.	282	17,911
Samsung Electronics Co. Ltd.	729	921,237
Samsung Fire & Marine Insurance Co. Ltd.	675	148,911
Samsung Heavy Industries Co. Ltd.	1,620	48,410
Samsung Life Insurance Co. Ltd.	2,253	213,164
Samsung SDI Co. Ltd.	375	52,517
Shinhan Financial Group Co. Ltd.	3,250	135,327
SK C&C Co. Ltd.	166	22,548
SK Holdings Co. Ltd.	356	64,197
SK Hynix, Inc.*	6,240	226,511
SK Innovation Co. Ltd.	273	34,141
SK Networks Co. Ltd.*	2,080	16,231

SK Telecom Co. Ltd., ADR	1,358	30,392
S-Oil Corp.	484	29,652
Woori Finance Holdings Co. Ltd.*	4,860	54,860

		4,740,525

Taiwan - 9.9%
Advanced Semiconductor Engineering, Inc., ADR	96,215	478,189
AU Optronics Corp., ADR*	25,295	84,232
Chunghwa Telecom Co. Ltd., ADR	11,334	342,854
Hon Hai Precision Industry Co. Ltd., GDR	103,023	576,928
Siliconware Precision Industries Co., ADR	49,473	313,659
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	42,428	766,673
United Microelectronics Corp., ADR	113,624	228,384

		2,790,919

Thailand - 2.3%
Bangkok Bank PCL, NVDR	13,000	68,536
Indorama Ventures PCL, NVDR	135,700	86,515
IRPC PCL, NVDR	654,708	68,230
Kasikornbank PCL, NVDR	15,800	82,572
Krung Thai Bank PCL, NVDR	163,100	89,486
PTT Exploration & Production PCL, NVDR	11,600	54,756
PTT PCL, NVDR	5,800	52,089
Siam Commercial Bank PCL, NVDR	19,300	89,623
Thai Oil PCL, NVDR	32,300	51,482

		643,289

Turkey - 1.5%
Akbank TAS	14,806	38,317
Arcelik AS	4,076	21,853
BIM Birlesik Magazalar AS	2,684	49,788
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	11,537	11,744
Enka Insaat ve Sanayi AS	8,686	26,252
Eregli Demir ve Celik Fabrikalari TAS	13,262	14,521
Ford Otomotiv Sanayi AS	498	4,405
Haci Omer Sabanci Holding AS	4,754	16,841
TAV Havalimanlari Holding AS	593	4,185
Turk Hava Yollari	12,462	37,099
Turk Telekomunikasyon AS	4,076	10,954
Turkcell Iletisim Hizmetleri AS*	11,999	62,540
Turkiye Garanti Bankasi AS	17,023	46,673
Turkiye Halk Bankasi AS	2,723	13,367
Turkiye Is Bankasi, Class C	21,503	39,791
Turkiye Vakiflar Bankasi TAO, Class D	8,823	13,173
Yapi ve Kredi Bankasi AS	8,145	12,198

		423,701

United States - 0.1%
Southern Copper Corp.	1,048	31,974

TOTAL COMMON STOCKS
(Cost $26,507,279)		26,415,899

PREFERRED STOCKS - 5.7%
Brazil - 4.9%
AES Tiete SA	557	4,133
Banco Bradesco SA	17,378	202,407
Bradespar SA	2,341	21,276
Braskem SA*	4,066	28,006
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,357	57,232
Cia Energetica de Minas Gerais	7,747	44,372
Gerdau SA	8,129	50,062

Itau Unibanco Holding SA	25,509	339,757
Itausa - Investimentos Itau SA	24,383	88,287
Klabin SA	3,454	17,088
Metalurgica Gerdau SA	4,067	31,065
Oi SA	2,709	4,148
Petroleo Brasileiro SA	35,875	207,929
Telefonica Brasil SA	3,385	62,048
Vale SA	19,423	240,970

		1,398,780

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA, Class B	1,510	46,051

Colombia - 0.0% (a)
Grupo Argos SA	524	4,810

South Korea - 0.6%
Samsung Electronics Co. Ltd.	166	165,300

TOTAL PREFERRED STOCKS
(Cost $1,866,575)		1,614,941

RIGHTS - 0.0% (a)
Brazil - 0.0% (a)
Itausa - Investimentos Itau SA*, expires 3/26/14
(Cost $0)	304	285

TOTAL INVESTMENTS - 99.1%
(Cost $28,373,854) (b)		$28,031,125
Other assets less liabilities - 0.9%		253,673

NET ASSETS - 100.0%		$28,284,798

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SECTOR BREAKDOWN AS OF FEBRUARY 28, 2014 (Unaudited)

	Value	% of Net Assets
Financial	$6,491,567	23.0%
Technology	3,502,792	12.4
Communications	3,318,485	11.7
Consumer, Non-cyclical	3,035,535	10.7
Energy	2,860,533	10.1
Basic Materials	2,564,585	9.1
Consumer, Cyclical	2,394,162	8.5
Industrial	2,162,290	7.6
Utilities	1,308,488	4.6
Diversified	392,688	1.4

TOTAL INVESTMENTS	28,031,125	99.1
Other assets less liabilities	253,673	0.9

NET ASSETS	$28,284,798	100.0%

As of February 28, 2014, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized (Depreciation)(1)
E-mini MSCI Emerging Markets Index Futures	4	$191,440	3/21/2014	$(5,495)

Cash posted as collateral to broker for futures contracts was $21,355 at February 28, 2014.

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2014.

As of February 28, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
The Bank of New York Mellon	3/3/2014	USD	769	KRW	818,910	$(2)
The Bank of New York Mellon	3/3/2014	USD	808	KRW	860,350	(2)
The Bank of New York Mellon	3/3/2014	USD	987	KRW	1,051,050	(2)
The Bank of New York Mellon	3/3/2014	USD	1,100	KRW	1,171,170	(3)
The Bank of New York Mellon	3/3/2014	USD	1,113	KRW	1,184,680	(3)
The Bank of New York Mellon	3/3/2014	USD	1,624	KRW	1,729,720	(4)
The Bank of New York Mellon	3/3/2014	USD	1,734	KRW	1,846,840	(4)
The Bank of New York Mellon	3/3/2014	USD	1,768	KRW	1,882,880	(4)
The Bank of New York Mellon	3/3/2014	USD	1,864	KRW	1,984,380	(5)
The Bank of New York Mellon	3/3/2014	USD	1,893	KRW	2,015,610	(5)
The Bank of New York Mellon	3/3/2014	USD	1,904	KRW	2,027,020	(5)
The Bank of New York Mellon	3/3/2014	USD	2,016	KRW	2,147,140	(5)
The Bank of New York Mellon	3/3/2014	USD	2,028	KRW	2,159,150	(5)
The Bank of New York Mellon	3/3/2014	USD	2,134	KRW	2,272,670	(5)
The Bank of New York Mellon	3/3/2014	USD	2,256	KRW	2,402,400	(6)
The Bank of New York Mellon	3/3/2014	USD	2,284	KRW	2,432,430	(6)
The Bank of New York Mellon	3/3/2014	USD	2,369	KRW	2,522,520	(6)
The Bank of New York Mellon	3/3/2014	USD	2,411	KRW	2,567,560	(6)
The Bank of New York Mellon	3/3/2014	USD	2,719	KRW	2,894,890	(7)
The Bank of New York Mellon	3/3/2014	USD	2,754	KRW	2,932,420	(7)
The Bank of New York Mellon	3/3/2014	USD	2,771	KRW	2,950,440	(7)
The Bank of New York Mellon	3/3/2014	USD	2,851	KRW	3,036,030	(7)
The Bank of New York Mellon	3/3/2014	USD	3,320	KRW	3,535,130	(8)
The Bank of New York Mellon	3/3/2014	USD	4,110	KRW	4,376,570	(10)
The Bank of New York Mellon	3/3/2014	USD	4,155	KRW	4,424,920	(10)
The Bank of New York Mellon	3/3/2014	USD	4,300	KRW	4,578,370	(11)
The Bank of New York Mellon	3/3/2014	USD	4,349	KRW	4,631,220	(11)
The Bank of New York Mellon	3/3/2014	USD	4,569	KRW	4,864,860	(11)

The Bank of New York Mellon	3/3/2014	USD	4,800	KRW	5,111,100	(12)
The Bank of New York Mellon	3/3/2014	USD	5,015	KRW	5,340,530	(12)
The Bank of New York Mellon	3/3/2014	USD	5,152	KRW	5,486,480	(13)
The Bank of New York Mellon	3/3/2014	USD	5,302	KRW	5,646,240	(13)
The Bank of New York Mellon	3/3/2014	USD	5,500	KRW	5,856,750	(14)
The Bank of New York Mellon	3/3/2014	USD	5,685	KRW	6,054,040	(14)
The Bank of New York Mellon	3/3/2014	USD	5,795	KRW	6,171,160	(14)
The Bank of New York Mellon	3/3/2014	USD	6,100	KRW	6,495,480	(15)
The Bank of New York Mellon	3/3/2014	USD	6,193	KRW	6,594,580	(15)
The Bank of New York Mellon	3/3/2014	USD	6,388	KRW	6,801,790	(16)
The Bank of New York Mellon	3/3/2014	USD	6,407	KRW	6,822,810	(16)
The Bank of New York Mellon	3/3/2014	USD	6,816	KRW	7,257,650	(17)
The Bank of New York Mellon	3/3/2014	USD	7,039	KRW	7,495,480	(18)
The Bank of New York Mellon	3/3/2014	USD	7,262	KRW	7,732,720	(18)
The Bank of New York Mellon	3/3/2014	USD	8,074	KRW	8,597,580	(20)
The Bank of New York Mellon	3/3/2014	USD	8,212	KRW	8,744,730	(20)
The Bank of New York Mellon	3/3/2014	USD	9,543	KRW	10,162,150	(24)
The Bank of New York Mellon	3/3/2014	USD	10,167	KRW	10,825,810	(25)
The Bank of New York Mellon	3/3/2014	USD	10,630	KRW	11,318,900	(26)
The Bank of New York Mellon	3/3/2014	USD	11,008	KRW	11,721,300	(27)
The Bank of New York Mellon	3/3/2014	USD	12,681	KRW	13,502,980	(32)
The Bank of New York Mellon	3/3/2014	USD	13,367	KRW	14,234,220	(33)
The Bank of New York Mellon	3/3/2014	USD	14,609	KRW	15,555,840	(36)
The Bank of New York Mellon	3/3/2014	USD	15,043	KRW	16,018,000	(37)
The Bank of New York Mellon	3/3/2014	USD	15,378	KRW	16,375,350	(38)
The Bank of New York Mellon	3/3/2014	USD	15,635	KRW	16,648,630	(39)
The Bank of New York Mellon	3/3/2014	USD	16,392	KRW	17,454,930	(41)
The Bank of New York Mellon	3/3/2014	USD	17,136	KRW	18,246,820	(43)
The Bank of New York Mellon	3/3/2014	USD	17,496	KRW	18,630,610	(44)
The Bank of New York Mellon	3/3/2014	USD	18,241	KRW	19,423,400	(45)
The Bank of New York Mellon	3/3/2014	USD	24,045	KRW	25,603,570	(60)
The Bank of New York Mellon	3/3/2014	USD	26,735	KRW	28,468,440	(67)
The Bank of New York Mellon	3/3/2014	USD	33,649	KRW	35,830,290	(84)
The Bank of New York Mellon	3/3/2014	USD	117,236	KRW	124,837,710	(292)
The Bank of New York Mellon	3/4/2014	MYR	3,840	USD	1,170	(2)
The Bank of New York Mellon	3/4/2014	USD	1,194	MYR	3,909	(1)
The Bank of New York Mellon	3/4/2014	USD	1,462	MYR	4,787	(1)
The Bank of New York Mellon	3/4/2014	USD	1,708	MYR	5,590	(2)
The Bank of New York Mellon	3/4/2014	USD	1,822	MYR	5,966	(2)
The Bank of New York Mellon	3/4/2014	USD	2,043	MYR	6,688	(2)
The Bank of New York Mellon	3/4/2014	USD	2,352	MYR	7,698	(2)
The Bank of New York Mellon	3/4/2014	USD	3,959	MYR	12,960	(4)
The Bank of New York Mellon	3/4/2014	USD	4,018	MYR	13,152	(4)
The Bank of New York Mellon	3/4/2014	USD	4,313	MYR	14,120	(4)
The Bank of New York Mellon	3/4/2014	USD	4,402	MYR	14,409	(4)
The Bank of New York Mellon	3/4/2014	USD	4,621	MYR	15,128	(4)
The Bank of New York Mellon	3/4/2014	USD	4,813	MYR	15,756	(4)
The Bank of New York Mellon	3/4/2014	USD	6,018	MYR	19,702	(5)
The Bank of New York Mellon	3/4/2014	USD	6,481	MYR	21,217	(6)
The Bank of New York Mellon	3/4/2014	USD	6,512	MYR	21,319	(6)
The Bank of New York Mellon	3/4/2014	USD	6,545	MYR	21,427	(6)
The Bank of New York Mellon	3/4/2014	USD	6,746	MYR	22,083	(6)
The Bank of New York Mellon	3/4/2014	USD	6,780	MYR	22,194	(6)
The Bank of New York Mellon	3/4/2014	USD	7,316	MYR	23,950	(7)
The Bank of New York Mellon	3/4/2014	USD	7,639	MYR	25,005	(7)
The Bank of New York Mellon	3/4/2014	USD	7,683	MYR	25,150	(7)
The Bank of New York Mellon	3/4/2014	USD	8,910	MYR	29,167	(8)
The Bank of New York Mellon	3/4/2014	USD	9,782	MYR	32,024	(9)
The Bank of New York Mellon	3/4/2014	USD	10,515	MYR	34,423	(9)
The Bank of New York Mellon	3/4/2014	USD	10,967	MYR	35,903	(10)
The Bank of New York Mellon	3/4/2014	USD	12,084	MYR	39,558	(11)
The Bank of New York Mellon	3/4/2014	USD	14,044	MYR	45,976	(13)
The Bank of New York Mellon	3/5/2014	BRL	3,398	USD	1,384	(64)
The Bank of New York Mellon	3/5/2014	BRL	17,053	USD	7,016	(246)
The Bank of New York Mellon	3/5/2014	CLP	21,888,000	USD	39,006	(128)

JP Morgan & Chase Co.	3/5/2014	CLP	221,853,000	USD	397,871	1,217
The Bank of New York Mellon	3/5/2014	COP	26,900,000	USD	13,064	(82)
JP Morgan & Chase Co.	3/5/2014	COP	288,076,000	USD	142,530	1,753
JP Morgan & Chase Co.	3/5/2014	CZK	62,000	USD	3,118	(14)
JP Morgan & Chase Co.	3/5/2014	CZK	91,000	USD	4,563	(34)
JP Morgan & Chase Co.	3/5/2014	CZK	649,000	USD	31,813	(975)
JP Morgan & Chase Co.	3/5/2014	EGP	18,000	USD	2,579	(4)
JP Morgan & Chase Co.	3/5/2014	EGP	203,000	USD	28,551	(573)
JP Morgan & Chase Co.	3/5/2014	EUR	8,000	USD	10,991	(51)
The Bank of New York Mellon	3/5/2014	EUR	9,400	USD	12,719	(256)
JP Morgan & Chase Co.	3/5/2014	EUR	11,000	USD	15,080	(103)
JP Morgan & Chase Co.	3/5/2014	EUR	76,000	USD	102,604	(2,299)
The Bank of New York Mellon	3/5/2014	HKD	170,000	USD	21,912	7
The Bank of New York Mellon	3/5/2014	HKD	476,000	USD	61,332	(5)
JP Morgan & Chase Co.	3/5/2014	HKD	3,229,000	USD	416,094	11
JP Morgan & Chase Co.	3/5/2014	HKD	4,968,000	USD	640,084	(84)
Barclays Bank PLC	3/5/2014	HKD	35,020,000	USD	4,510,544	(2,075)
JP Morgan & Chase Co.	3/5/2014	HUF	3,196,000	USD	14,220	(9)
JP Morgan & Chase Co.	3/5/2014	HUF	4,743,000	USD	20,972	(144)
JP Morgan & Chase Co.	3/5/2014	HUF	36,394,000	USD	157,159	(4,867)
JP Morgan & Chase Co.	3/5/2014	IDR	613,818,000	USD	52,470	(357)
JP Morgan & Chase Co.	3/5/2014	IDR	917,131,000	USD	78,825	(106)
Barclays Bank PLC	3/5/2014	IDR	6,475,739,000	USD	529,172	(28,150)
JP Morgan & Chase Co.	3/5/2014	INR	5,694,000	USD	91,745	(5)
JP Morgan & Chase Co.	3/5/2014	INR	8,779,000	USD	141,490	28
Barclays Bank PLC	3/5/2014	INR	71,897,000	USD	1,138,511	(20,006)
JP Morgan & Chase Co.	3/5/2014	KRW	2,399,000	USD	2,235	(11)
JP Morgan & Chase Co.	3/5/2014	KRW	3,604,000	USD	3,371	(4)
The Bank of New York Mellon	3/5/2014	KRW	29,038,500	USD	27,000	(194)
The Bank of New York Mellon	3/5/2014	KRW	396,000,000	USD	369,886	(961)
Barclays Bank PLC	3/5/2014	KRW	2,177,751,000	USD	2,004,982	(34,445)
JP Morgan & Chase Co.	3/5/2014	KRW	2,177,751,000	USD	2,030,783	(8,644)
The Bank of New York Mellon	3/5/2014	MXN	21,500	USD	1,617	(4)
JP Morgan & Chase Co.	3/5/2014	MXN	1,501,000	USD	113,348	202
JP Morgan & Chase Co.	3/5/2014	MXN	2,233,000	USD	168,382	57
JP Morgan & Chase Co.	3/5/2014	MXN	17,167,000	USD	1,282,047	(12,014)
The Bank of New York Mellon	3/5/2014	MYR	360,000	USD	109,706	(129)
Barclays Bank PLC	3/5/2014	MYR	3,883,000	USD	1,157,653	(27,038)
JP Morgan & Chase Co.	3/5/2014	PHP	1,146,000	USD	25,678	4
JP Morgan & Chase Co.	3/5/2014	PHP	1,749,000	USD	39,156	(27)
Barclays Bank PLC	3/5/2014	PHP	11,863,000	USD	280,356	14,592
JP Morgan & Chase Co.	3/5/2014	PLN	275,000	USD	90,946	(263)
JP Morgan & Chase Co.	3/5/2014	PLN	401,000	USD	132,104	(896)
JP Morgan & Chase Co.	3/5/2014	PLN	2,857,000	USD	906,263	(41,322)
JP Morgan & Chase Co.	3/5/2014	RUB	4,287,000	USD	119,813	860
JP Morgan & Chase Co.	3/5/2014	RUB	6,344,000	USD	175,950	(80)
JP Morgan & Chase Co.	3/5/2014	RUB	38,234,000	USD	1,081,725	20,824
JP Morgan & Chase Co.	3/5/2014	THB	1,523,000	USD	46,775	107
JP Morgan & Chase Co.	3/5/2014	THB	2,316,000	USD	71,081	112
Barclays Bank PLC	3/5/2014	THB	16,656,000	USD	501,011	(9,375)
JP Morgan & Chase Co.	3/5/2014	TRY	68,000	USD	30,676	(42)
JP Morgan & Chase Co.	3/5/2014	TRY	102,000	USD	46,002	(75)
Barclays Bank PLC	3/5/2014	TRY	759,000	USD	332,306	(10,560)
The Bank of New York Mellon	3/5/2014	TWD	1,668,700	USD	55,000	(85)
JP Morgan & Chase Co.	3/5/2014	TWD	6,192,000	USD	204,060	(342)
JP Morgan & Chase Co.	3/5/2014	TWD	9,411,000	USD	310,604	(60)
Barclays Bank PLC	3/5/2014	TWD	65,663,000	USD	2,166,381	(1,204)
The Bank of New York Mellon	3/5/2014	USD	8,741	BRL	20,450	(31)
The Bank of New York Mellon	3/5/2014	USD	39,225	CLP	21,888,000	(92)
JP Morgan & Chase Co.	3/5/2014	USD	397,052	CLP	221,853,000	(398)
The Bank of New York Mellon	3/5/2014	USD	13,138	COP	26,900,000	7
JP Morgan & Chase Co.	3/5/2014	USD	140,800	COP	288,076,000	(23)
JP Morgan & Chase Co.	3/5/2014	USD	40,538	CZK	802,000	(20)
JP Morgan & Chase Co.	3/5/2014	USD	31,753	EGP	221,000	(46)
The Bank of New York Mellon	3/5/2014	USD	706	EUR	511	—

The Bank of New York Mellon	3/5/2014	USD	12,000	EUR	8,889	269
JP Morgan & Chase Co.	3/5/2014	USD	131,210	EUR	95,000	(82)
The Bank of New York Mellon	3/5/2014	USD	14,509	HKD	112,641	6
The Bank of New York Mellon	3/5/2014	USD	32,549	HKD	252,615	2
The Bank of New York Mellon	3/5/2014	USD	36,162	HKD	280,744	14
JP Morgan & Chase Co.	3/5/2014	USD	1,056,176	HKD	8,197,000	76
Barclays Bank PLC	3/5/2014	USD	4,512,288	HKD	35,020,000	331
JP Morgan & Chase Co.	3/5/2014	USD	197,476	HUF	44,333,000	(105)
JP Morgan & Chase Co.	3/5/2014	USD	132,161	IDR	1,530,949,000	(403)
Barclays Bank PLC	3/5/2014	USD	561,156	IDR	6,475,739,000	(3,834)
JP Morgan & Chase Co.	3/5/2014	USD	233,560	INR	14,473,000	(348)
Barclays Bank PLC	3/5/2014	USD	1,162,911	INR	71,897,000	(4,394)
The Bank of New York Mellon	3/5/2014	USD	398,125	KRW	425,038,500	(84)
Barclays Bank PLC	3/5/2014	USD	2,035,738	KRW	2,177,751,000	3,689
JP Morgan & Chase Co.	3/5/2014	USD	2,045,575	KRW	2,183,754,000	(527)
The Bank of New York Mellon	3/5/2014	USD	1,623	MXN	21,500	(3)
JP Morgan & Chase Co.	3/5/2014	USD	1,578,000	MXN	20,901,000	(2,467)
The Bank of New York Mellon	3/5/2014	USD	109,887	MYR	360,000	(52)
Barclays Bank PLC	3/5/2014	USD	1,185,975	MYR	3,883,000	(1,284)
JP Morgan & Chase Co.	3/5/2014	USD	64,861	PHP	2,895,000	(5)
Barclays Bank PLC	3/5/2014	USD	265,599	PHP	11,863,000	165
JP Morgan & Chase Co.	3/5/2014	USD	1,169,600	PLN	3,533,000	2,196
JP Morgan & Chase Co.	3/5/2014	USD	1,359,305	RUB	48,865,000	(3,419)
JP Morgan & Chase Co.	3/5/2014	USD	117,755	THB	3,839,000	(118)
Barclays Bank PLC	3/5/2014	USD	510,153	THB	16,656,000	232
JP Morgan & Chase Co.	3/5/2014	USD	77,036	TRY	170,000	(241)
Barclays Bank PLC	3/5/2014	USD	343,977	TRY	759,000	(1,111)
The Bank of New York Mellon	3/5/2014	USD	55,078	TWD	1,668,700	7
JP Morgan & Chase Co.	3/5/2014	USD	515,018	TWD	15,603,000	48
Barclays Bank PLC	3/5/2014	USD	2,166,452	TWD	65,663,000	1,133
JP Morgan & Chase Co.	3/5/2014	USD	1,025,196	ZAR	11,014,000	(3,169)
JP Morgan & Chase Co.	3/5/2014	ZAR	834,000	USD	77,619	229
JP Morgan & Chase Co.	3/5/2014	ZAR	1,249,000	USD	116,594	695
JP Morgan & Chase Co.	3/5/2014	ZAR	8,931,000	USD	797,169	(31,569)
The Bank of New York Mellon	3/7/2014	BRL	547,646	USD	232,843	(251)
Barclays Bank PLC	3/7/2014	BRL	3,013,000	USD	1,239,561	(42,858)
JP Morgan & Chase Co.	3/7/2014	BRL	3,013,000	USD	1,240,071	(42,348)
The Bank of New York Mellon	3/7/2014	USD	5,620	BRL	13,652	191
The Bank of New York Mellon	3/7/2014	USD	228,544	BRL	533,994	(1,261)
Barclays Bank PLC	3/7/2014	USD	1,290,806	BRL	3,013,000	(8,388)
JP Morgan & Chase Co.	3/7/2014	USD	1,292,578	BRL	3,013,000	(10,160)
The Bank of New York Mellon	4/3/2014	BRL	20,450	USD	8,675	36
JP Morgan & Chase Co.	4/3/2014	BRL	141,204	USD	60,000	353
Barclays Bank PLC	4/3/2014	BRL	3,687,000	USD	1,566,603	9,145
JP Morgan & Chase Co.	4/3/2014	BRL	3,687,000	USD	1,569,571	12,113
JP Morgan & Chase Co.	4/3/2014	CLP	298,679,000	USD	532,642	452
JP Morgan & Chase Co.	4/3/2014	COP	355,035,000	USD	173,289	(29)
JP Morgan & Chase Co.	4/3/2014	CZK	810,000	USD	40,950	20
JP Morgan & Chase Co.	4/3/2014	EGP	478,000	USD	67,898	(150)
JP Morgan & Chase Co.	4/3/2014	EUR	1,449	USD	2,000	—
JP Morgan & Chase Co.	4/3/2014	EUR	100,000	USD	138,111	83
Barclays Bank PLC	4/3/2014	HKD	44,947,000	USD	5,791,699	(489)
JP Morgan & Chase Co.	4/3/2014	HUF	42,408,000	USD	188,582	116
Barclays Bank PLC	4/3/2014	IDR	8,191,705,000	USD	704,178	2,796
Barclays Bank PLC	4/3/2014	KRW	2,635,714,000	USD	2,459,698	(4,270)
JP Morgan & Chase Co.	4/3/2014	KRW	2,635,714,000	USD	2,462,985	(983)
JP Morgan & Chase Co.	4/3/2014	MXN	1,274,066	USD	96,000	180
JP Morgan & Chase Co.	4/3/2014	MXN	18,684,000	USD	1,407,418	2,231
Barclays Bank PLC	4/3/2014	MYR	4,703,000	USD	1,433,492	1,541
Barclays Bank PLC	4/3/2014	PHP	15,633,000	USD	349,998	(125)
JP Morgan & Chase Co.	4/3/2014	PLN	78,623	USD	26,000	(28)
JP Morgan & Chase Co.	4/3/2014	PLN	3,526,000	USD	1,165,136	(2,133)
JP Morgan & Chase Co.	4/3/2014	RUB	47,621,000	USD	1,317,728	3,496
Barclays Bank PLC	4/3/2014	THB	20,506,000	USD	626,558	(788)
Barclays Bank PLC	4/3/2014	TRY	925,000	USD	415,458	1,384

Barclays Bank PLC	4/3/2014	TWD	84,889,000	USD	2,803,282	(1,606)
JP Morgan & Chase Co.	4/3/2014	USD	4,000	TRY	8,895	(18)
JP Morgan & Chase Co.	4/3/2014	ZAR	12,896,000	USD	1,195,131	3,903
Barclays Bank PLC	4/4/2014	INR	89,493,000	USD	1,437,870	6,999

Total net unrealized appreciation						$285,769

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2014.

Currency Abbreviations
BRL - Brazilian Real
CLP - Chilean Peso
COP - Colombian Peso
CZK - Czech Kronua
EGP - Egyptian Pound
EUR - Euro
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
PHP - Philippine Peso
PLN - Polish Zloty
RUB - Russian Ruble
THB - Thai Baht
TRY - Turkish New Lira
TWD - New Taiwan Dollar
USD - U.S. Dollar
ZAR - South African Rand
*	Non-income producing security.

144A - Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014 the aggregate market value of this security amounted to $262,873 or 0.9% of net assets.

(a)	Less than 0.1%.

(b)	At February 28, 2014, the aggregate cost of investments for Federal income tax purposes was $28,519,092. The net unrealized depreciation was $487,967 which consisted of aggregate gross unrealized appreciation of $1,448,070 and aggregate unrealized depreciation of $1,936,037.

ADR - American Depositary Receipt
CPO - Ordinary Participation Certificates
GDR - Global Depositary Receipt
NVDR - Non Voting Depositary Receipt
REIT - Real Estate Investment Trust

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Germany Hedged Equity Fund

February 28, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 93.6%
Basic Materials - 14.0%
BASF SE	30,089	$3,464,588
Brenntag AG	1,717	319,354
K+S AG	5,523	186,735
LANXESS AG	2,673	198,424
Linde AG	6,081	1,260,300
ThyssenKrupp AG *	14,832	404,539

		5,833,940

Communications - 6.5%
Axel Springer SE	1,240	87,650
Deutsche Telekom AG	94,785	1,608,576
Kabel Deutschland Holding AG	734	104,303
ProSiebenSat.1 Media AG	7,168	341,837
RTL Group SA (Luxembourg)	1,268	163,541
Sky Deutschland AG *	14,412	150,987
Telefonica Deutschland Holding AG	9,209	73,725
United Internet AG	3,429	159,575

		2,690,194

Consumer, Cyclical - 15.5%
Adidas AG	6,853	798,356
Bayerische Motoren Werke AG	10,846	1,260,536
Continental AG	3,603	877,028
Daimler AG	31,540	2,939,461
Deutsche Lufthansa AG *	7,597	197,035
Hugo Boss AG	1,047	139,445
Volkswagen AG	954	243,741

		6,455,602

Consumer, Non-cyclical - 15.8%
Bayer AG	27,092	3,847,956
Beiersdorf AG	3,356	342,928
Celesio AG	1,486	52,468
Fresenius Medical Care AG & Co. KGaA	7,070	489,010
Fresenius SE & Co. KGaA	4,114	639,405
Henkel AG & Co. KGaA	4,255	430,445
Merck KGaA	2,150	376,891
Metro AG	4,282	177,579
QIAGEN NV (Netherlands)*	7,561	170,479
Suedzucker AG	2,715	75,512

		6,602,673

Diversified - 0.7%
GEA Group AG	6,091	295,437

Financial - 16.9%
Allianz SE	14,955	2,677,318
Commerzbank AG *	31,704	575,020
Deutsche Bank AG (a)	33,399	1,624,587
Deutsche Boerse AG	6,322	518,689
Deutsche Wohnen AG	9,376	198,655
Hannover Rueck SE	1,992	169,648
Muenchener Rueckversicherungs-Gesellschaft AG	5,875	1,286,535

		7,050,452

Industrial - 13.2%
Deutsche Post AG	29,705	1,115,660
Fraport AG Frankfurt Airport Services Worldwide	1,226	97,761
HeidelbergCement AG	4,606	379,680
Hochtief AG	966	89,802
MAN SE	1,126	145,319
OSRAM Licht AG *	2,766	188,051
Siemens AG	25,975	3,469,165

		5,485,438

Technology - 6.8%
Infineon Technologies AG	35,416	401,832
SAP AG	30,184	2,438,118

		2,839,950

Utilities - 4.2%
E.ON SE	58,997	1,125,412
RWE AG	16,032	642,072

		1,767,484

TOTAL COMMON STOCKS
(Cost $35,935,458)		39,021,170

PREFERRED STOCKS - 6.4%
Consumer, Cyclical - 4.6%
Bayerische Motoren Werke AG	1,734	152,247
Porsche Automobil Holding SE	5,016	527,508
Volkswagen AG	4,737	1,235,773

		1,915,528

Consumer, Non-cyclical - 1.5%
Henkel AG & Co. KGaA	5,836	651,282

Energy - 0.3%
Fuchs Petrolub SE	1,132	112,969

TOTAL PREFERRED STOCKS
(Cost $2,554,213)		2,679,779

TOTAL INVESTMENTS - 100.0%
(Cost $38,489,671) (b)		$41,700,949
Liabilities in excess of other assets - (0.0%) (c)		(17,209)

NET ASSETS - 100.0%		$41,683,740

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

As of February 28, 2014, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
DAX Index Futures	1	$333,653	3/21/2014	$19,152

Cash posted as collateral to broker for futures contracts was $12,278 at February 28, 2014.

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2014.

As of February 28, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
The Bank of New York Mellon	3/4/2014	EUR	31,000	USD	41,944	$(845)
The Bank of New York Mellon	3/4/2014	EUR	155,000	USD	209,510	(4,436)
Barclays Bank PLC	3/4/2014	EUR	360,228	USD	486,309	(10,913)
JP Morgan & Chase Co.	3/4/2014	EUR	2,765,000	USD	3,729,161	(87,362)
Barclays Bank PLC	3/4/2014	EUR	13,431,535	USD	18,132,634	(406,884)
JP Morgan & Chase Co.	3/4/2014	EUR	13,452,774	USD	18,161,957	(406,877)
The Bank of New York Mellon	3/4/2014	USD	43,065	EUR	31,180	(27)
The Bank of New York Mellon	3/4/2014	USD	208,389	EUR	154,000	4,177
JP Morgan & Chase Co.	3/4/2014	USD	803,241	EUR	594,970	17,995
Barclays Bank PLC	3/4/2014	USD	18,618,944	EUR	13,480,754	(11,488)
JP Morgan & Chase Co.	3/4/2014	USD	21,087,878	EUR	15,268,347	(13,012)
Barclays Bank PLC	4/2/2014	EUR	14,970,000	USD	20,675,366	12,555
JP Morgan & Chase Co.	4/2/2014	EUR	14,970,000	USD	20,675,262	12,451

Total net unrealized depreciation						$(894,666)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2014.

Currency Abbreviations
EUR - Euro
USD - U.S. Dollar
*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

	5/31/2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Dividend Income	Fair Value 2/28/2014
Deutsche Bank AG (Common Stock)	$204,199	$1,488,834	$(65,425)	$1,216	$(4,237)	$—	$1,624,587

(b)	At February 28, 2014, the aggregate cost of investments for Federal income tax purposes was $38,489,671. The net unrealized appreciation was $3,211,278 which consisted of aggregate gross unrealized appreciation of $3,222,905 and aggregate unrealized depreciation of $11,627.
(c)	Less than 0.1%.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Japan Hedged Equity Fund

February 28, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Basic Materials - 5.0%
AIR WATER, Inc.	8,500	$125,867
Asahi Kasei Corp.	233,000	1,655,292
Daicel Corp.	19,900	171,683
Daido Steel Co. Ltd.	20,000	91,776
Hitachi Chemical Co. Ltd.	22,600	315,339
Hitachi Metals Ltd.	13,600	202,991
Japan Steel Works Ltd. (The)	19,000	92,788
JFE Holdings, Inc.	77,300	1,572,281
JSR Corp.	26,900	460,712
Kaneka Corp.	17,000	110,917
Kansai Paint Co. Ltd.	21,000	272,379
Kobe Steel Ltd.*	466,000	636,474
Kuraray Co. Ltd.	52,700	589,295
Mitsubishi Chemical Holdings Corp.	241,000	1,086,951
Mitsubishi Gas Chemical Co., Inc.	35,000	223,199
Mitsubishi Materials Corp.	229,000	717,805
Mitsui Chemicals, Inc.	210,000	542,694
Nippon Paint Co. Ltd.	15,000	229,635
Nippon Steel & Sumitomo Metal Corp.	1,307,145	3,814,700
Nitto Denko Corp.	25,700	1,200,781
Oji Holdings Corp.	133,000	636,445
Shin-Etsu Chemical Co. Ltd.	72,600	4,107,604
Showa Denko KK	254,000	366,886
Sumitomo Chemical Co. Ltd.	250,000	1,021,912
Sumitomo Metal Mining Co. Ltd.	66,000	862,533
Taiyo Nippon Sanso Corp.	15,000	112,312
Teijin Ltd.	213,000	510,681
Ube Industries Ltd.	225,000	428,908
Yamato Kogyo Co. Ltd.	2,500	75,415

		22,236,255

Communications - 7.6%
DeNa Co. Ltd.	22,813	493,157
Dentsu, Inc.	43,300	1,627,419
Gree, Inc.	22,800	252,263
Hakuhodo DY Holdings, Inc.	46,500	347,254
Kakaku.com, Inc.	24,700	410,898
KDDI Corp.	95,984	5,848,450
M3, Inc.	205	681,856
Nexon Co. Ltd.	22,800	193,566
Nippon Telegraph & Telephone Corp.	63,400	3,551,571
NTT DOCOMO, Inc.	256,900	4,293,868
Rakuten, Inc.	123,100	1,764,792
SBI Holdings, Inc.	28,428	337,996
SoftBank Corp.	161,200	12,145,835
Trend Micro, Inc.	22,400	750,555
Yahoo Japan Corp.	232,400	1,472,910

		34,172,390

Consumer, Cyclical - 26.2%
ABC-Mart, Inc.	1,900	75,238
Aeon Co. Ltd.	99,700	1,218,697
AISIN SEIKI Co. Ltd.	27,500	953,867
ANA Holdings, Inc.	232,000	517,480
ASICS Corp.	25,800	503,476
Bridgestone Corp.	106,300	3,830,226
Citizen Holdings Co. Ltd.	48,600	397,797
Daihatsu Motor Co. Ltd.	26,800	430,559
Daiwa House Industry Co. Ltd.	96,000	1,741,338
DENSO Corp.	79,600	4,254,927
Don Quijote Holdings Co. Ltd.	5,000	271,200
FamilyMart Co. Ltd.	5,100	227,012
Fast Retailing Co. Ltd.	8,900	3,065,195
Fuji Heavy Industries Ltd.	99,200	2,683,478
Hino Motors Ltd.	37,800	557,510
Hitachi High-Technologies Corp.	20,000	482,657
Honda Motor Co. Ltd.	273,900	9,815,401
Iida Group Holdings Co. Ltd.*	23,700	358,166
Isetan Mitsukoshi Holdings Ltd.	53,300	601,241
Isuzu Motors Ltd.	231,000	1,405,021
ITOCHU Corp.	249,800	3,102,557
J. Front Retailing Co. Ltd.	44,000	278,432
Japan Airlines Co. Ltd.	4,689	233,137
JTEKT Corp.	28,500	473,553

Koito Manufacturing Co. Ltd.	5,800	109,480
Lawson, Inc.	11,400	790,842
Marubeni Corp.	257,000	1,800,540
Marui Group Co. Ltd.	45,900	377,501
Mazda Motor Corp.*	481,000	2,311,182
McDonald’s Holdings Co. Japan Ltd.	20,200	539,884
Mitsubishi Corp.	245,300	4,692,927
Mitsubishi Logistics Corp.	7,000	97,052
Mitsubishi Motors Corp.*	73,100	808,790
Mitsui & Co. Ltd.	299,400	4,601,175
Namco Bandai Holdings, Inc.	26,700	597,385
NGK Insulators Ltd.	34,000	734,991
NGK Spark Plug Co. Ltd.	17,000	382,529
NHK Spring Co. Ltd.	25,700	267,177
Nintendo Co. Ltd.	18,100	2,232,933
Nissan Motor Co. Ltd.	426,400	3,816,945
Nitori Holdings Co. Ltd.	11,900	537,880
NOK Corp.	21,400	350,323
Oriental Land Co. Ltd.	6,300	945,279
Panasonic Corp.	377,500	4,733,123
Sankyo Co. Ltd.	5,000	207,330
Sanrio Co. Ltd.	2,700	103,071
Sega Sammy Holdings, Inc.	27,300	637,903
Sekisui Chemical Co. Ltd.	54,000	614,975
Sekisui House Ltd.	96,600	1,209,280
Sharp Corp.*	223,000	720,910
Shimamura Co. Ltd.	1,400	126,422
Shimano, Inc.	16,000	1,447,972
Sojitz Corp.	226,800	401,140
Sony Corp.	172,200	3,011,850
Stanley Electric Co. Ltd.	24,700	566,229
Sumitomo Corp.	179,500	2,366,994
Sumitomo Electric Industries Ltd.	124,900	1,909,643
Sumitomo Rubber Industries Ltd.	26,000	349,749
Suzuki Motor Corp.	66,800	1,792,579
Takashimaya Co. Ltd.	18,000	156,176
Toho Co. Ltd.	22,800	441,348
Toray Industries, Inc.	249,000	1,715,133
Toyoda Gosei Co. Ltd.	20,100	424,239
Toyota Boshoku Corp.	20,200	214,366
Toyota Industries Corp.	25,600	1,182,274
Toyota Motor Corp.	464,400	26,644,706
Toyota Tsusho Corp.	28,500	701,228
USS Co. Ltd.	45,700	615,650
Yamada Denki Co. Ltd.	151,700	502,338
Yamaha Corp.	25,800	352,636
Yamaha Motor Co. Ltd.	48,600	702,950
Yokohama Rubber Co. Ltd. (The)	12,000	116,734

		117,441,928

Consumer, Non-cyclical - 13.6%
Ajinomoto Co., Inc.	114,000	1,766,512
Alfresa Holdings Corp.	2,500	146,654
Asahi Group Holdings Ltd.	71,100	1,992,505
Astellas Pharma, Inc.	73,800	4,781,735
Benesse Holdings, Inc.	20,400	766,729
Calbee, Inc.	19,800	480,749
Chugai Pharmaceutical Co. Ltd.	45,400	1,158,978
Coca-Cola West Co. Ltd.	20,100	372,295
Dai Nippon Printing Co. Ltd.	71,000	713,000
Daiichi Sankyo Co. Ltd.	119,000	2,048,619
Dainippon Sumitomo Pharma Co. Ltd.	25,800	477,111
Eisai Co. Ltd.	46,700	1,821,745
Hisamitsu Pharmaceutical Co., Inc.	10,800	505,139
Japan Tobacco, Inc.	192,900	6,126,096
Kao Corp.	94,100	3,231,596
Kikkoman Corp.	15,000	291,392
Kirin Holdings Co. Ltd.	149,000	2,027,758
Kyowa Hakko Kirin Co. Ltd.	15,000	160,804
Medipal Holdings Corp.	24,700	381,045
MEIJI Holdings Co. Ltd.	9,900	651,764
Miraca Holdings, Inc.	16,000	729,488
Mitsubishi Tanabe Pharma Corp.	45,700	672,680
Nippon Meat Packers, Inc.	15,600	250,164
Nisshin Seifun Group, Inc.	28,450	306,389
Nissin Foods Holdings Co. Ltd.	14,600	652,746
Olympus Corp.*	46,300	1,605,964
Ono Pharmaceutical Co. Ltd.	14,200	1,405,070
Otsuka Holdings Co. Ltd.	66,600	2,043,744
Park24 Co. Ltd.	22,400	451,874
Santen Pharmaceutical Co. Ltd.	12,400	579,365
Secom Co. Ltd.	34,700	1,956,116
Seven & I Holdings Co. Ltd.	127,400	4,773,275

Shimadzu Corp.	16,000	132,534
Shionogi & Co. Ltd.	49,900	1,078,707
Shiseido Co. Ltd.	53,900	954,385
Suntory Beverage & Food Ltd.	23,200	817,255
Suzuken Co. Ltd.	20,400	773,745
Sysmex Corp.	12,100	721,696
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	152,108
Takeda Pharmaceutical Co. Ltd.	131,700	6,304,829
Terumo Corp.	25,300	1,077,680
Toppan Printing Co. Ltd.	66,000	489,633
Toyo Suisan Kaisha Ltd.	6,900	231,876
Tsumura & Co.	19,900	529,324
Unicharm Corp.	22,800	1,292,680
Yakult Honsha Co. Ltd.	21,000	1,006,977
Yamazaki Baking Co. Ltd.	7,400	85,729

		60,978,259

Energy - 1.0%
Idemitsu Kosan Co. Ltd.	12,700	259,191
INPEX Corp.	148,800	1,886,135
Japan Petroleum Exploration Co.	2,000	73,106
JX Holdings, Inc.	371,800	1,925,309
Showa Shell Sekiyu KK	27,900	273,873
TonenGeneral Sekiyu KK	19,000	167,653

		4,585,267

Financial - 19.4%
Acom Co. Ltd.*	73,200	210,027
AEON Financial Service Co. Ltd.	20,300	497,078
AEON Mall Co. Ltd.	22,750	629,274
Aozora Bank Ltd.	227,000	660,234
Bank of Kyoto Ltd. (The)	41,000	316,252
Bank of Yokohama Ltd. (The)	231,000	1,164,420
Chiba Bank Ltd. (The)	129,000	780,819
Chugoku Bank Ltd. (The)	23,800	294,898
Credit Saison Co. Ltd.	25,400	556,818
Dai-ichi Life Insurance Co. Ltd. (The)	146,900	2,142,081
Daito Trust Construction Co. Ltd.	12,600	1,171,848
Daiwa Securities Group, Inc.	269,000	2,421,185
Fukuoka Financial Group, Inc.	207,000	833,939
Gunma Bank Ltd. (The)	23,000	120,910
Hachijuni Bank Ltd. (The)	55,000	295,077
Hiroshima Bank Ltd. (The)	30,100	114,461
Hokuhoku Financial Group, Inc.	233,000	437,290
Hulic Co. Ltd.	48,100	553,455
Iyo Bank Ltd. (The)	44,600	403,622
Japan Exchange Group, Inc.	46,620	1,105,834
Japan Prime Realty Investment Corp. REIT	208	720,448
Japan Real Estate Investment Corp. REIT	200	1,082,834
Japan Retail Fund Investment Corp. REIT	450	887,884
Joyo Bank Ltd. (The)	116,000	552,815
Mitsubishi Estate Co. Ltd.	210,900	4,979,786
Mitsubishi UFJ Financial Group, Inc.	2,138,400	12,334,096
Mitsubishi UFJ Lease & Finance Co. Ltd.	99,600	507,934
Mitsui Fudosan Co. Ltd.	143,900	4,280,096
Mizuho Financial Group, Inc.	4,005,140	8,225,157
MS&AD Insurance Group Holdings, Inc.	91,700	2,169,732
Nippon Building Fund, Inc. REIT	233	1,332,475
Nippon Prologis REIT, Inc.	85	182,077
Nishi-Nippon City Bank Ltd. (The)	202,000	478,353
NKSJ Holdings, Inc.	51,750	1,306,335
Nomura Holdings, Inc.	614,700	4,149,542
Nomura Real Estate Holdings, Inc.	23,200	475,079
NTT Urban Development Corp.	23,200	199,925
ORIX Corp.	221,260	3,261,176
Resona Holdings, Inc.	305,000	1,588,386
Seven Bank Ltd.	103,000	376,496
Shinsei Bank Ltd.	257,000	532,839
Shizuoka Bank Ltd. (The)	71,000	685,094
Sony Financial Holdings, Inc.	27,200	438,589
Sumitomo Mitsui Financial Group, Inc.	213,000	9,502,015
Sumitomo Mitsui Trust Holdings, Inc.	537,900	2,521,158
Sumitomo Realty & Development Co. Ltd.	60,000	2,413,088
Suruga Bank Ltd.	17,000	299,175
T&D Holdings, Inc.	98,700	1,208,413
Tokio Marine Holdings, Inc.	121,200	3,587,054
Tokyo Tatemono Co. Ltd.	38,000	308,421
Tokyu Fudosan Holdings Corp.*	93,500	735,909
United Urban Investment Corp. REIT	457	698,276
Yamaguchi Financial Group, Inc.	11,500	100,231

		86,830,410

Industrial - 20.6%
Advantest Corp.	25,400	275,789
Amada Co. Ltd.	32,300	268,823
Asahi Glass Co. Ltd.	220,000	1,208,411
Brother Industries Ltd.	46,400	662,010
Casio Computer Co. Ltd.	46,000	519,348
Central Japan Railway Co.	24,598	2,860,542
Chiyoda Corp.	10,000	151,715
Daikin Industries Ltd.	39,300	2,254,045
East Japan Railway Co.	56,300	4,393,580
FANUC Corp.	31,100	5,395,209
Fuji Electric Co. Ltd.	41,000	187,737
FUJIFILM Holdings Corp.	75,800	2,177,844
Hamamatsu Photonics KK	11,900	482,922
Hankyu Hanshin Holdings, Inc.	228,000	1,250,113
Hirose Electric Co. Ltd.	2,800	398,939
Hitachi Construction Machinery Co. Ltd.	22,900	444,184
Hitachi Ltd.	819,000	6,462,189
Hoya Corp.	73,900	2,190,060
IBIDEN Co. Ltd.	23,000	449,740
IHI Corp.	238,000	1,087,452
JGC Corp.	26,000	961,363
Kajima Corp.	210,000	738,725
Kamigumi Co. Ltd.	15,000	138,990
Kawasaki Heavy Industries Ltd.	247,000	1,009,649
Keikyu Corp.	43,000	360,411
Keio Corp.	94,000	664,105
Keisei Electric Railway Co. Ltd.	35,000	306,770
Keyence Corp.	7,610	3,265,488
Kinden Corp.	6,000	62,317
Kintetsu Corp.	268,000	971,721
Komatsu Ltd.	165,900	3,473,842
Konica Minolta, Inc.	107,000	1,086,086
Kubota Corp.	199,000	2,782,519
Kurita Water Industries Ltd.	23,000	485,448
Kyocera Corp.	53,200	2,399,933
LIXIL Group Corp.	47,900	1,398,358
Mabuchi Motor Co. Ltd.	1,600	106,751
Makita Corp.	22,700	1,262,474
Maruichi Steel Tube Ltd.	2,800	78,220
Mitsubishi Electric Corp.	314,000	3,717,893
Mitsubishi Heavy Industries Ltd.	503,000	3,089,073
Mitsui OSK Lines Ltd.	225,000	932,986
Murata Manufacturing Co. Ltd.	32,500	3,094,797
Nabtesco Corp.	22,900	573,569
NEC Corp.	386,000	1,300,953
Nidec Corp.	18,000	2,209,099
Nikon Corp.	52,600	962,895
Nippon Electric Glass Co. Ltd.	23,000	104,186
Nippon Express Co. Ltd.	206,000	959,458
Nippon Yusen KK	257,000	820,723
NSK Ltd.	59,000	644,669
Obayashi Corp.	114,000	697,868
Odakyu Electric Railway Co. Ltd.	110,000	983,590
Omron Corp.	39,600	1,663,457
Rinnai Corp.	2,300	193,004
Shimizu Corp.	143,700	775,192
SMC Corp.	8,700	2,206,844
Sumitomo Heavy Industries Ltd.	50,000	230,422
Taiheiyo Cement Corp.	229,000	805,562
Taisei Corp.	214,000	952,560
THK Co. Ltd.	23,000	526,806
Tobu Railway Co. Ltd.	223,000	1,082,460
Tokyu Corp.	228,000	1,389,014
Toshiba Corp.	718,000	3,104,254
TOTO Ltd.	26,700	377,268
Toyo Seikan Group Holdings Ltd.	25,900	452,493
West Japan Railway Co.	26,100	1,069,441
Yamato Holdings Co. Ltd.	60,200	1,246,354
Yaskawa Electric Corp.	27,000	401,140
Yokogawa Electric Corp.	45,500	708,632

		91,950,484

Technology - 3.8%
Canon, Inc.	197,400	6,133,230
Fujitsu Ltd.*	306,000	1,906,299
GungHo Online Entertainment, Inc.	53,000	326,530
Itochu Techno-Solutions Corp.	1,800	83,394
Konami Corp.	22,200	557,563
Nomura Research Institute Ltd.	22,000	719,859
NTT Data Corp.	23,300	962,724
Oracle Corp. Japan	2,300	95,711
OTSUKA Corp.	1,000	128,427
Ricoh Co. Ltd.	113,100	1,419,168

ROHM Co. Ltd.	22,000	1,137,074
Seiko Epson Corp.	21,800	655,478
Sumco Corp.	23,100	177,046
TDK Corp.	23,200	1,000,766
Tokyo Electron Ltd.	26,100	1,498,243

		16,801,512

Utilities - 2.6%
Chubu Electric Power Co., Inc.	102,400	1,263,775
Chugoku Electric Power Co., (The), Inc.	49,900	707,534
Electric Power Development Co. Ltd.	22,900	711,054
Hokkaido Electric Power Co., Inc.*	27,600	281,234
Hokuriku Electric Power Co.	26,200	336,478
Kansai Electric Power Co., (The), Inc.*	122,100	1,360,533
Kyushu Electric Power Co., Inc.*	73,500	943,215
Osaka Gas Co. Ltd.	274,000	1,138,862
Shikoku Electric Power Co., Inc.*	27,400	424,314
Toho Gas Co. Ltd.	25,000	126,756
Tohoku Electric Power Co., Inc.*	75,000	879,925
Tokyo Electric Power Co., (The), Inc.*	232,200	1,081,486
Tokyo Gas Co. Ltd.	466,000	2,335,266

		11,590,432

TOTAL COMMON STOCKS
(Cost $448,845,596)		446,586,937

TOTAL INVESTMENTS - 99.8%
(Cost $448,845,596) (a)		$446,586,937
Other assets less liabilities - 0.2%		1,035,162

NET ASSETS - 100.0%		$447,622,099

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

As of February 28, 2014, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation(1)
TOPIX Index Futures	17	$2,022,895	3/13/2014	$(84,603)

Cash posted as collateral to broker for futures contracts was $160,977 at February 28, 2014.

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2014.

As of February 28, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
The Bank of New York Mellon	3/5/2014	JPY	44,818,488	USD	444,132	$3,731
The Bank of New York Mellon	3/5/2014	JPY	93,456,893	USD	915,661	(2,678)
The Bank of New York Mellon	3/5/2014	JPY	179,000,000	USD	1,773,561	14,647
JP Morgan & Chase Co.	3/5/2014	JPY	362,089,000	USD	3,541,490	(16,518)
JP Morgan & Chase Co.	3/5/2014	JPY	534,176,000	USD	5,226,362	(22,631)
Barclays Bank PLC	3/5/2014	JPY	534,176,000	USD	5,226,377	(22,616)
JP Morgan & Chase Co.	3/5/2014	JPY	22,558,852,000	USD	220,573,991	(1,096,869)
Barclays Bank PLC	3/5/2014	JPY	22,558,852,000	USD	220,578,951	(1,091,908)
The Bank of New York Mellon	3/5/2014	USD	3,133,354	JPY	320,000,000	11,074
JP Morgan & Chase Co.	3/5/2014	USD	3,590,302	JPY	366,768,000	13,684
JP Morgan & Chase Co.	3/5/2014	USD	225,751,541	JPY	23,041,331,012	660,320
Barclays Bank PLC	3/5/2014	USD	225,805,329	JPY	23,046,662,810	658,922
Barclays Bank PLC	4/3/2014	JPY	22,779,751,000	USD	223,221,689	(654,196)
JP Morgan & Chase Co.	4/3/2014	JPY	22,779,751,000	USD	223,213,814	(662,070)

Total net unrealized depreciation						$(2,207,108)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2014.

Currency Abbreviations

JPY - Japanese Yen

USD - U.S. Dollar

*	Non-income producing security.
(a)	At February 28, 2014, the aggregate cost of investments for Federal income tax purposes was $449,167,109. The net unrealized depreciation was $2,580,172 which consisted of aggregate gross unrealized appreciation of $14,964,109 and aggregate unrealized depreciation of $17,544,281.

REIT - Real Estate Investment Trust

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Municipal Infrastructure Revenue Bond Fund

February 28, 2014 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 97.8%
Arizona - 1.4%
Arizona Department of Transportation State Highway Fund, Fuel Sales Tax Revenue, Sub-Series A,
5.00%, 7/01/26	$100,000	$115,619
Salt River Project Agricultural Improvement & Power District, Electric Power & Light Revenue, Series A, AMT,
5.00%, 1/01/39	100,000	107,856

		223,475

California - 11.1%
City of Los Angeles Department of Airports, Private Airport & Marina Revenue, Series A,
5.00%, 5/15/40	85,000	89,751
City of San Francisco Public Utilities Commission, Water Revenue,
5.00%, 11/01/35	100,000	108,763
County of Sacramento Airport System, Private Airport & Marina Revenue, Series B, AMT,
5.25%, 7/01/39, INS: AGM	100,000	103,861
M-S-R Energy Authority, Natural Gas Revenue,
6.125%, 11/01/29 Series B	100,000	117,767
6.50%, 11/01/39 Series A	125,000	158,119
San Diego County Regional Airport Authority, Private Airport & Marina Revenue, Series B, AMT,
5.00%, 7/01/43	600,000	612,762
San Francisco City & County Airports Commission, Private Airport & Marina Revenue,
San Francisco International Airport, Series E, 5.25%, 5/01/32	220,000	246,565
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A,
5.00%, 11/01/33	300,000	306,795

		1,744,383

Colorado - 1.0%
City & County of Denver Airport System, Private Airport & Marina Revenue, Series B,
5.00%, 11/15/32	100,000	106,722
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A,
5.00%, 11/01/26	50,000	57,462

		164,184

Florida - 7.7%
City of Cape Coral, Water & Sewer Revenue,
5.00%, 10/01/41, INS: AGM	80,000	83,631
County of Miami-Dade Aviation, Private Airport & Marina Revenue,
5.00%, 10/01/24, Series A, AMT	250,000	275,270
5.00%, 10/01/30, Series A, AMT	50,000	52,326
County of Miami-Dade Transit System, Sales Tax Revenue,
5.00%, 7/01/37	50,000	52,878
County of Miami-Dade Water & Sewer System, Water Revenue,
5.00%, 10/01/39, INS: AGM	500,000	525,595
Orlando-Orange County Expressway Authority, Highway Tolls Revenue,
5.00%, 7/01/35	200,000	212,486

		1,202,186

Georgia - 2.8%
County of DeKalb Water & Sewerage, Water Revenue, Series A,
5.25%, 10/01/41	110,000	118,885
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 3rd Series,
5.00%, 7/01/39	300,000	316,350

		435,235

Illinois - 3.7%
City of Chicago Waterworks, Water Revenue,
5.00%, 11/01/42	575,000	584,879

Indiana - 4.6%
Indiana Finance Authority, Sewer Revenue, Series A,
5.00%, 10/01/41	700,000	726,600

Massachusetts - 15.8%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A,
5.00%, 7/01/25	750,000	910,604
Massachusetts School Building Authority, Sales Tax Revenue,
5.00%, 8/15/25, Series A	750,000	882,397
5.00%, 8/15/26, Series A	200,000	233,428
5.00%, 8/15/28, Series B	400,000	460,656

		2,487,085

Nevada - 0.7%
County of Clark, Private Airport & Marina Revenue, Las Vegas-McCarran International Airport, Series A,
5.125%, 7/01/34	100,000	105,777

New Jersey - 6.4%
New Jersey State Turnpike Authority, Highway Tolls Revenue,
5.00%, 1/01/35 Series A	250,000	266,413
5.00%, 1/01/43 Series A	700,000	738,773

		1,005,186

New York - 15.6%
Hudson Yards Infrastructure Corp., Miscellaneous Tax Revenue,
5.25%, 2/15/47 Series A	200,000	209,080
5.75%, 2/15/47 Series A	55,000	60,098
Long Island Power Authority, Electric Power & Light Revenue, Series A,
6.00%, 5/01/33	400,000	457,284
Metropolitan Transportation Authority, Transit Revenue, Series A,
5.00%, 11/15/38	100,000	105,936
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-1,
5.00%, 5/01/39	350,000	376,075
New York City Water & Sewer System, Water Revenue,
5.00%, 6/15/34, Series EE	110,000	119,925
5.00%, 6/15/43, Series GG	100,000	105,588
5.00%, 6/15/45, Series FF	300,000	317,187
5.00%, 6/15/47, Series BB	450,000	476,681
Triborough Bridge & Tunnel Authority, Highway Tolls Revenue, Series B,
5.00%, 11/15/25	200,000	231,942

		2,459,796

Pennsylvania - 3.3%
Pennsylvania Turnpike Commission, Highway Tolls Revenue, Series A,
5.00%, 12/01/42	100,000	104,131
Westmoreland County Municipal Authority, Water Revenue,
5.00%, 8/15/37	400,000	419,512

		523,643

Texas - 16.2%
City Public Service Board of San Antonio, Electric Power & Light Revenue,
5.25%, 2/01/24	435,000	534,219
Dallas/Fort Worth International Airport, Private Airport & Marina Revenue,
5.00%, 11/01/35, Series E, AMT	200,000	203,562
5.00%, 11/01/37, Series H, AMT	300,000	305,046
Texas Private Activity Bond Surface Transportation Corp., Highway Tolls Revenue, LBJ Infrastructure,
7.00%, 6/30/40	700,000	792,560
Texas Transportation Commission, Highway Tolls Revenue, Series A,
5.00%, 8/15/41	700,000	708,414

		2,543,801

Utah - 1.3%
Utah Transit Authority, Sales Tax Revenue,
5.00%, 6/15/42	200,000	208,466

Virginia - 3.4%
Virginia Small Business Financing Authority, Highway Tolls Revenue, Elizabeth River Crossings, AMT,
6.00%, 1/01/37	500,000	533,375

Washington - 2.8%
Port of Seattle, Private Airport & Marina Revenue, Series A,
5.00%, 8/01/31	400,000	435,972

TOTAL MUNICIPAL BONDS		15,384,043

(Cost $15,643,009)
TOTAL INVESTMENTS - 97.8%
(Cost $15,643,009) (a)		$15,384,043
Other assets less liabilities - 2.2%		342,331

NET ASSETS - 100.0%		$15,726,374

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

(a)	At February 28, 2014, the aggregate cost of investments for Federal income tax purposes was $15,643,009. The unrealized depreciation was $258,966 which consisted of aggregate gross unrealized appreciation of $36,469 and aggregate gross unrealized depreciation of $295,435.

AGM - Assured Guaranty Municipal Corp

AMT - Alternative Minimum Tax

INS - Insured

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Regulated Utilities Fund

February 28, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Electric Utilities - 41.8%
ALLETE, Inc.	750	$37,883
American Electric Power Co., Inc.	9,222	462,943
Cleco Corp.	1,114	55,065
Duke Energy Corp.	6,461	457,955
Edison International	6,162	322,704
El Paso Electric Co.	750	26,438
Elia System Operator SA (Belgium)	501	24,100
Emera, Inc. (Canada)	2,481	72,685
Empire District Electric Co. (The)	800	18,992
FirstEnergy Corp.	7,883	242,639
Fortis, Inc. (Canada)	3,965	109,679
Great Plains Energy, Inc.	2,871	75,421
IDACORP, Inc.	928	52,144
ITC Holdings Corp.	978	100,343
Northeast Utilities	5,919	263,100
Pepco Holdings, Inc.	4,704	95,915
Pinnacle West Capital Corp.	2,068	115,084
PNM Resources, Inc.	1,484	38,807
Portland General Electric Co.	1,452	46,174
Red Electrica Corp. SA (Spain)	1,966	153,051
Southern Co. (The)	10,505	444,887
SP AusNet (Australia)	30,740	36,346
Spark Infrastructure Group (Australia)	20,991	32,030
Terna Rete Elettrica Nazionale SpA (Italy)	26,666	136,186
UIL Holdings Corp.	1,024	39,649
UNS Energy Corp.	741	44,838
Westar Energy, Inc.	2,532	86,645
Xcel Energy, Inc.	9,411	285,059

		3,876,762

Gas Utilities - 9.7%
AGL Resources, Inc.	2,239	105,323
APA Group (Australia)	15,611	93,055
Atmos Energy Corp.	1,671	77,033
Enagas SA (Spain)	3,863	112,427
Envestra Ltd. (Australia)	17,821	20,117
Northwest Natural Gas Co.	504	21,606
Piedmont Natural Gas Co., Inc.	1,407	47,585
Questar Corp.	3,246	77,093
Snam SpA (Italy)	39,257	223,465
South Jersey Industries, Inc.	594	33,965
Southwest Gas Corp.	860	46,457
WGL Holdings, Inc.	970	38,984

		897,110

Multi-Utilities - 36.9%
Alliant Energy Corp.	2,088	113,253
Avista Corp.	1,102	32,619
CenterPoint Energy, Inc.	8,046	190,288
CMS Energy Corp.	5,018	142,662
Consolidated Edison, Inc.	5,531	310,013
Dominion Resources, Inc.	6,964	483,301
DTE Energy Co.	3,293	236,306
DUET Group (Australia)	34,119	64,546
Integrys Energy Group, Inc.	1,489	85,275
National Grid PLC (United Kingdom)	36,030	503,483
NiSource, Inc.	5,876	204,602
NorthWestern Corp.	717	32,939
PG&E Corp.	8,424	371,161
SCANA Corp.	2,385	118,058
Sempra Energy	4,325	408,583
TECO Energy, Inc.	4,031	67,640
Vectren Corp.	1,543	59,359

		3,424,088

Oil, Gas & Consumable Fuels - 4.8%
Enbridge, Inc. (Canada)	10,547	446,033

Water Utilities - 6.2%
American States Water Co.	730	21,922
American Water Works Co., Inc.	3,355	150,438
Aqua America, Inc.	3,301	83,152
California Water Service Group	848	19,936
Severn Trent PLC (United Kingdom)	4,218	130,669
United Utilities Group PLC (United Kingdom)	12,526	163,503

		569,620

TOTAL COMMON STOCKS
(Cost $8,652,221)		9,213,613

TOTAL INVESTMENTS - 99.4%
(Cost $8,652,221)(a)		$9,213,613
Other assets less liabilities - 0.6%		57,384

NET ASSETS - 100.0%		$9,270,997

COUNTRY BREAKDOWN AS OF FEBRUARY 28, 2014 (Unaudited)

	Value	% of Net Assets
United States	$6,892,238	74.3%
United Kingdom	797,655	8.6
Canada	628,397	6.8
Italy	359,651	3.9
Spain	265,478	2.9
Australia	246,094	2.6
Belgium	24,100	0.3

TOTAL INVESTMENTS	9,213,613	99.4
Other Assets and Liabilities	57,384	0.6

NET ASSETS	$9,270,997	100.0%

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

(a)	At February 28, 2014, the aggregate cost of investments for Federal income tax purposes was $8,652,221. The net unrealized appreciation was $561,392 which consisted of aggregate gross unrealized appreciation of $705,820 and aggregate unrealized depreciation of $144,428.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund

February 28, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Australia - 25.8%
AGL Energy Ltd.	1,279	$17,862
ALS Ltd.	733	4,965
Alumina Ltd.*	4,711	5,381
Amcor Ltd.	2,060	18,585
AMP Ltd.	5,520	23,791
APA Group	1,539	9,174
Asciano Ltd.	976	4,694
ASX Ltd.	353	11,831
Aurizon Holdings Ltd.	3,042	13,817
Australia & New Zealand Banking Group Ltd.	4,351	124,787
Bank of Queensland Ltd.	326	3,488
Bendigo and Adelaide Bank Ltd.	450	4,469
BHP Billiton Ltd.	5,138	175,967
Boral Ltd.	1,112	5,527
Brambles Ltd.	2,798	23,395
Caltex Australia Ltd.	231	4,325
CFS Retail Property Trust Group REIT	4,823	8,478
Coca-Cola Amatil Ltd.	966	9,741
Cochlear Ltd.	73	3,733
Commonwealth Bank of Australia	2,621	174,617
Computershare Ltd.	551	5,836
Crown Resorts Ltd.	675	10,409
CSL Ltd.	814	52,444
Dexus Property Group REIT	7,431	7,095
Echo Entertainment Group Ltd.	3,362	7,980
Federation Centres Ltd. REIT	2,583	5,509
Flight Centre Travel Group Ltd.	76	3,516
Fortescue Metals Group Ltd.	2,726	13,233
Goodman Group REIT	1,980	8,481
GPT Group REIT	2,504	8,312
Harvey Norman Holdings Ltd.	1,250	3,581
Iluka Resources Ltd.	677	5,673
Incitec Pivot Ltd.	1,556	4,360
Insurance Australia Group Ltd.	4,272	20,700
Leighton Holdings Ltd.	308	4,966
Lend Lease Group	686	6,905
Macquarie Group Ltd.	481	24,152
Metcash Ltd.	1,232	3,408
Mirvac Group REIT	4,868	7,667
National Australia Bank Ltd.	3,768	116,809
Newcrest Mining Ltd.	2,109	21,341
Orica Ltd.	459	9,887
Origin Energy Ltd.	2,031	26,170
Qantas Airways Ltd.*	4,069	4,230
QBE Insurance Group Ltd.	2,205	25,225
Ramsay Health Care Ltd.	276	11,883
REA Group Ltd.	74	3,275
Rio Tinto Ltd.	693	41,333
Santos Ltd.	1,637	19,925
Seek Ltd.	623	9,512
Sonic Healthcare Ltd.	509	7,890
SP AusNet	5,702	6,742
Stockland REIT	3,965	13,657
Suncorp Group Ltd.	2,686	29,098
Sydney Airport	1,090	3,949
Tabcorp Holdings Ltd.	903	2,861
Tatts Group Ltd.	2,469	6,433
Telstra Corp. Ltd.	7,648	34,465
Toll Holdings Ltd.	1,067	5,065
Transurban Group	2,023	12,763
Treasury Wine Estates Ltd.	2,195	7,580
Wesfarmers Ltd.	1,731	66,343
Westfield Group REIT	3,887	35,623
Westfield Retail Trust REIT	6,060	16,818
Westpac Banking Corp.	5,000	149,334

Woodside Petroleum Ltd.	1,062	35,964
Woolworths Ltd.	2,315	74,512
WorleyParsons Ltd.	340	5,100

		1,656,641

China - 16.2%
AAC Technologies Holdings, Inc.	700	3,171
Agricultural Bank of China Ltd., Class H	13,753	5,830
Anhui Conch Cement Co. Ltd., Class H	1,375	5,014
Anta Sports Products Ltd.	3,750	5,799
AviChina Industry & Technology Co. Ltd., Class H	5,500	3,352
Bank of China Ltd., Class H	97,524	40,967
Beijing Capital International Airport Co. Ltd., Class H	12,503	9,473
Belle International Holdings Ltd.	18,754	23,127
Biostime International Holdings Ltd.	1,400	12,493
Byd Co. Ltd., Class H*	1,000	6,597
China BlueChemical Ltd., Class H	12,503	7,298
China Communications Construction Co. Ltd., Class H	7,501	5,239
China Construction Bank Corp., Class H	51,262	35,207
China COSCO Holdings Co. Ltd., Class H*	12,628	5,435
China Gas Holdings Ltd.	10,002	15,698
China International Marine Containers (Group) Co. Ltd., Class H	1,250	3,051
China Life Insurance Co. Ltd., Class H	11,252	32,912
China Longyuan Power Group Corp., Class H	7,501	8,950
China Mengniu Dairy Co. Ltd.	2,500	12,821
China Merchants Bank Co. Ltd., Class H	5,001	8,777
China Minsheng Banking Corp. Ltd., Class H	9,127	9,079
China Oilfield Services Ltd., Class H	2,500	6,781
China Pacific Insurance Group Co. Ltd., Class H	5,626	19,320
China Petroleum & Chemical Corp., Class H	45,011	39,963
China Railway Construction Corp. Ltd., Class H	3,625	3,008
China Railway Group Ltd., Class H	1,250	543
China Resources Power Holdings Co. Ltd.	2,500	6,037
China Shenhua Energy Co. Ltd., Class H	5,751	15,636
China Shipping Container Lines Co. Ltd., Class H*	5,000	1,237
China State Construction International Holdings Ltd.	5,001	8,570
China Telecom Corp. Ltd., Class H	12,503	5,413
CITIC Securities Co. Ltd., Class H	1,250	2,593
CNOOC Ltd.	20,005	32,789
Country Garden Holdings Co. Ltd.	5,001	2,591
CSR Corp. Ltd., Class H	2,500	1,881
Dongfeng Motor Group Co. Ltd., Class H	5,001	6,818
ENN Energy Holdings Ltd.	2,500	17,686
Golden Eagle Retail Group Ltd.	11,252	17,486
GOME Electrical Appliances Holding Ltd.	16,000	2,680
Great Wall Motor Co. Ltd., Class H	3,350	15,281
Greentown China Holdings Ltd.	6,300	8,248
Guangdong Investment Ltd.	10,002	10,466
Guangzhou Automobile Group Co. Ltd., Class H	5,001	4,640
Haitong Securities Co. Ltd., Class H	2,500	3,338
Hengan International Group Co. Ltd.	2,250	24,426
Huaneng Power International, Inc., Class H	5,001	4,466
Industrial and Commercial Bank of China Ltd., Class H	108,777	65,178
Intime Retail Group Co. Ltd.	2,500	2,551
Jiangsu Expressway Co. Ltd., Class H	12,503	15,918
Lenovo Group Ltd.	16,505	17,610
Longfor Properties Co. Ltd.	4,751	6,551
New China Life Insurance Co. Ltd., Class H*	1,125	3,559
People’s Insurance Co. (Group) of China Ltd., Class H	22,505	9,715
PetroChina Co. Ltd., Class H	20,005	21,086
PICC Property & Casualty Co. Ltd., Class H	5,001	6,831
Ping An Insurance Group Co. of China Ltd., Class H	2,000	16,249
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,625	4,624
Shanghai Electric Group Co. Ltd., Class H	10,002	3,415
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,625	4,230
Shenzhou International Group Holdings Ltd.	5,001	17,463
Sihuan Pharmaceutical Holdings Group Ltd.	9,254	11,197
Sino Biopharmaceutical Ltd.	16,254	15,101
Sinopec Engineering Group Co. Ltd., Class H	1,900	2,370
Sinopharm Group Co. Ltd., Class H	1,750	4,859
Soho China Ltd.	18,504	14,020
Sun Art Retail Group Ltd.	7,001	7,957
Tencent Holdings Ltd.	2,000	160,427

Tingyi Cayman Islands Holding Corp.	2,500	7,007
Tsingtao Brewery Co. Ltd., Class H	2,500	18,797
Uni-President China Holdings Ltd.	2,500	2,497
Want Want China Holdings Ltd.	17,504	26,614
Weichai Power Co. Ltd., Class H	1,250	4,719
Wumart Stores, Inc., Class H	4,750	5,625
Zhejiang Expressway Co. Ltd., Class H	15,003	13,165
Zhongsheng Group Holdings Ltd.	5,100	7,321
Zhuzhou CSR Times Electric Co. Ltd., Class H	1,950	6,182
Zijin Mining Group Co. Ltd., Class H	23,003	5,009
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	5,376	4,011
ZTE Corp., Class H*	2,700	5,719

		1,039,764

Hong Kong - 12.2%
AIA Group Ltd.	23,380	114,331
ASM Pacific Technology Ltd.	650	5,889
Bank of East Asia Ltd. (The)	625	2,589
Beijing Enterprises Holdings Ltd.	2,750	26,364
Beijing Enterprises Water Group Ltd.	10,000	7,164
BOC Hong Kong (Holdings) Ltd.	3,625	11,000
Brilliance China Automotive Holdings Ltd.	5,001	7,617
Cheung Kong (Holdings) Ltd.	2,500	39,172
China Everbright International Ltd.	15,504	22,695
China Merchants Holdings International Co. Ltd.	5,001	17,754
China Mobile Ltd.	9,502	90,299
China Overseas Grand Oceans Group Ltd.	1,250	894
China Overseas Land & Investment Ltd.	7,501	20,152
China Resources Gas Group Ltd.	2,500	8,794
China Resources Land Ltd.	2,500	5,657
China Taiping Insurance Holdings Co. Ltd.*	1,500	2,509
China Unicom (Hong Kong) Ltd.	2,500	3,331
CLP Holdings Ltd.	1,625	12,679
Far East Horizon Ltd.	3,750	2,706
First Pacific Co. Ltd.	2,500	2,477
Galaxy Entertainment Group Ltd.*	3,750	37,618
GCL-Poly Energy Holdings Ltd.*	6,501	2,446
Geely Automobile Holdings Ltd.	10,000	3,763
Haier Electronics Group Co. Ltd.	2,500	7,393
Hanergy Solar Group Ltd.*	13,900	1,934
Hang Lung Properties Ltd.	3,750	10,413
Hang Seng Bank Ltd.	250	4,053
Henderson Land Development Co. Ltd.	2,500	14,013
Hong Kong and China Gas Co. Ltd.	7,501	16,161
Hong Kong Exchanges & Clearing Ltd.	1,875	29,090
Hutchison Whampoa Ltd.	3,750	50,544
Hysan Development Co. Ltd.	1,250	5,219
Kerry Properties Ltd.	1,250	4,123
Kunlun Energy Co. Ltd.	10,002	17,863
Li & Fung Ltd.	7,501	9,820
Link REIT (The)	1,000	4,645
MGM China Holdings Ltd.	2,000	8,530
New World Development Co. Ltd.	7,501	9,704
Noble Group Ltd.	8,752	7,111
Power Assets Holdings Ltd.	1,250	10,445
Shangri-La Asia Ltd.	2,500	4,175
Sino Land Co. Ltd.	5,001	7,089
SJM Holdings Ltd.	8,752	28,081
Sun Hung Kai Properties Ltd.	2,500	31,989
Swire Pacific Ltd., Class A	750	8,422
Wharf Holdings Ltd. (The)	3,750	26,166
Wheelock & Co. Ltd.	2,500	10,196
Yingde Gases Group Co. Ltd.	8,002	7,166

		782,245

India - 4.6%
Dr. Reddy’s Laboratories Ltd., ADR	625	28,688
HDFC Bank Ltd., ADR	1,125	37,788
ICICI Bank Ltd., ADR	975	34,788
Infosys Ltd., ADR	500	30,835
Larsen & Toubro Ltd., GDR	2,175	38,802
Reliance Industries Ltd., GDR, 144A	1,875	48,413
Tata Motors Ltd., ADR	1,100	38,368
Wipro Ltd., ADR	2,925	40,365

		298,047

Indonesia - 3.4%
PT Adaro Energy Tbk	40,635	3,483
PT Astra Agro Lestari Tbk	1,875	4,119
PT Astra International Tbk	34,008	20,359
PT Bank Central Asia Tbk	28,307	24,931
PT Bank Danamon Indonesia Tbk	3,875	1,362
PT Bank Mandiri Persero Tbk	12,128	9,507
PT Bank Negara Indonesia Persero Tbk	3,625	1,421
PT Bank Rakyat Indonesia Persero Tbk	19,379	15,483
PT Bumi Serpong Damai Tbk	6,501	860
PT Charoen Pokphand Indonesia Tbk	10,002	3,649
PT Global Mediacom Tbk	17,504	3,295
PT Gudang Garam Tbk	750	3,082
PT Indo Tambangraya Megah Tbk	500	1,120
PT Indocement Tunggal Prakarsa Tbk	3,375	6,527
PT Indofood CBP Sukses Makmur Tbk	7,552	7,269
PT Indofood Sukses Makmur Tbk	4,376	2,705
PT Jasa Marga Persero Tbk	21,906	10,143
PT Kalbe Farma Tbk	40,568	5,067
PT Lippo Karawaci Tbk	72,643	5,882
PT Matahari Department Store Tbk*	4,525	5,457
PT Media Nusantara Citra Tbk	19,254	4,204
PT Perusahaan Gas Negara Persero Tbk	23,130	9,763
PT Semen Indonesia Persero Tbk	8,752	11,308
PT Tambang Batubara Bukit Asam Persero Tbk	4,251	3,506
PT Telekomunikasi Indonesia Persero Tbk	97,274	19,481
PT Tower Bersama Infrastructure Tbk	7,251	3,904
PT Unilever Indonesia Tbk	7,751	19,079
PT United Tractors Tbk	2,375	3,882
PT XL Axiata Tbk	15,878	6,360

		217,208

Ireland - 0.1%
James Hardie Industries PLC CDI†	612	7,919

Macau - 0.8%
Sands China Ltd.	4,501	37,642
Wynn Macau Ltd.	2,500	12,048

		49,690

Malaysia - 6.1%
AirAsia Bhd	8,377	6,520
Alliance Financial Group Bhd	5,876	8,214
AMMB Holdings Bhd	3,000	6,629
Astro Malaysia Holdings Bhd	23,431	22,598
Berjaya Sports Toto Bhd	15,878	18,512
British American Tobacco Malaysia Bhd	750	13,734
Bumi Armada Bhd	2,125	2,529
CIMB Group Holdings Bhd	1,250	2,732
DiGi.Com Bhd	9,502	14,935
Felda Global Ventures Holdings Bhd	11,127	15,621
Gamuda Bhd	500	690
Genting Malaysia Bhd	13,753	18,259
Hong Leong Bank Bhd	4,251	18,397
Hong Leong Financial Group Bhd	3,625	17,481
IHH Healthcare Bhd*	6,376	7,473
Kuala Lumpur Kepong Bhd	1,000	7,319
Lafarge Malaysia Bhd	1,500	4,001
Malayan Banking Bhd	8,127	24,258
Malaysia Airports Holdings Bhd	3,125	7,993
Maxis Bhd	7,501	15,957
MISC Bhd*	2,125	4,118
MMC Corp. Bhd	7,751	6,600
Parkson Holdings Bhd	2,250	1,895
Petronas Dagangan Bhd	2,500	23,394
Petronas Gas Bhd	2,375	17,107
Public Bank Bhd	5,626	32,726
SapuraKencana Petroleum Bhd*	5,051	6,830
Sime Darby Bhd	12,128	33,720
Telekom Malaysia Bhd	5,251	9,087

UMW Holdings Bhd	5,376	19,361
YTL Power International Bhd*	2,125	1,103

		389,793

New Zealand - 1.2%
Auckland International Airport Ltd.	5,883	18,446
Contact Energy Ltd.	4,976	22,319
Fletcher Building Ltd.	2,289	18,078
Ryman Healthcare Ltd.	1,711	11,333
Telecom Corp. of New Zealand Ltd.	3,184	6,674

		76,850

Philippines - 1.4%
Aboitiz Equity Ventures, Inc.	10,727	14,179
Aboitiz Power Corp.	1,750	1,523
Ayala Corp.	325	4,190
Ayala Land, Inc.	6,626	4,528
Bank of the Philippine Islands	3,588	7,259
Globe Telecom, Inc.	250	9,522
International Container Terminal Services, Inc.	2,913	6,327
Jollibee Foods Corp.	3,788	14,512
Philippine Long Distance Telephone Co.	125	7,550
SM Investments Corp.	75	1,166
SM Prime Holdings, Inc.	30,257	9,897
Universal Robina Corp.	2,700	8,469

		89,122

Singapore - 5.0%
Ascendas Real Estate Investment Trust REIT	3,750	6,390
CapitaCommercial Trust REIT	3,750	4,334
CapitaLand Ltd.	6,251	14,054
CapitaMall Trust REIT	5,001	7,495
CapitaMalls Asia Ltd.	3,750	5,295
City Developments Ltd.	1,250	9,259
DBS Group Holdings Ltd.	2,500	32,580
Genting Singapore PLC	12,503	13,266
Global Logistic Properties Ltd.	7,501	16,746
Golden Agri-Resources Ltd.	15,003	6,569
Hutchison Port Holdings Trust, Class U	8,752	5,470
Keppel Corp. Ltd.	2,500	20,648
Keppel Land Ltd.	3,250	8,230
Olam International Ltd.	2,500	3,501
Oversea-Chinese Banking Corp. Ltd.	3,750	28,281
Sembcorp Industries Ltd.	1,250	5,335
Sembcorp Marine Ltd.	1,250	4,053
Singapore Exchange Ltd.	1,250	6,784
Singapore Press Holdings Ltd.	1,250	4,092
Singapore Technologies Engineering Ltd.	3,750	11,241
Singapore Telecommunications Ltd.	12,503	35,507
United Overseas Bank Ltd.	2,500	40,686
UOL Group Ltd.	1,250	6,035
Wilmar International Ltd.	4,750	12,927
Yangzijiang Shipbuilding Holdings Ltd.	10,002	8,956

		317,734

South Korea - 12.2%
BS Financial Group, Inc.	70	1,043
Celltrion, Inc.*	99	4,447
Daelim Industrial Co. Ltd.	1	83
Daewoo Securities Co. Ltd.	520	4,160
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	20	615
E-Mart Co. Ltd.	1	238
GS Engineering & Construction Corp.*	50	1,689
Hana Financial Group, Inc.	610	23,829
Hanwha Chemical Corp.	150	2,951
Hanwha Corp.	40	1,349
Hyundai Heavy Industries Co. Ltd.	59	12,132
Hyundai Mobis	51	14,978
Hyundai Motor Co.	131	30,066
Hyundai Securities Co. Ltd.	540	3,384
Hyundai Steel Co.	472	30,067
Industrial Bank of Korea	1,620	20,639
KB Financial Group, Inc.	1,360	50,832

Korea Electric Power Corp.	190	6,585
Korea Zinc Co. Ltd.	14	4,472
KT Corp.	100	2,843
KT&G Corp.	29	2,124
Kumho Petro Chemical Co. Ltd.	20	1,664
LG Chem Ltd.	139	33,138
LG Uplus Corp.	270	2,643
Lotte Chemical Corp.	67	12,741
Mirae Asset Securities Co. Ltd.	30	1,067
NAVER Corp.	28	21,430
OCI Co. Ltd.*	21	4,072
POSCO	401	106,683
Samsung C&T Corp.	9	530
Samsung Card Co. Ltd.	80	2,518
Samsung Electronics Co. Ltd.	147	185,764
Samsung Engineering Co. Ltd.*	34	2,391
Samsung Fire & Marine Insurance Co. Ltd.	24	5,294
Samsung Heavy Industries Co. Ltd.	10	299
Samsung Life Insurance Co. Ltd.	34	3,217
Samsung Securities Co. Ltd.	10	371
Shinhan Financial Group Co. Ltd.	1,030	42,889
SK Holdings Co. Ltd.	17	3,066
SK Hynix, Inc.*	340	12,342
SK Innovation Co. Ltd.	34	4,252
SK Telecom Co. Ltd.	10	2,028
Woori Finance Holdings Co. Ltd. *	2,610	29,462
Woori Finance Holdings Co. Ltd., ADR *	2,500	87,500
Woori Investment & Securities Co. Ltd.	330	2,850

		786,737

Taiwan - 8.9%
Advanced Semiconductor Engineering, Inc., ADR	19,754	98,177
AU Optronics Corp., ADR*	6,951	23,147
Chunghwa Telecom Co. Ltd., ADR	750	22,688
Hon Hai Precision Industry Co. Ltd., GDR	25,381	142,133
Siliconware Precision Industries Co., ADR	8,377	53,110
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,127	182,995
United Microelectronics Corp., ADR	25,954	52,168

		574,418

Thailand - 1.6%
Bangkok Bank PCL, NVDR	2,125	11,203
Indorama Ventures PCL, NVDR	8,326	5,308
IRPC PCL, NVDR	37,384	3,896
Kasikornbank PCL, NVDR	3,000	15,678
Krung Thai Bank PCL, NVDR	20,304	11,140
PTT Exploration & Production PCL, NVDR	3,500	16,521
PTT PCL, NVDR	2,125	19,085
Siam Commercial Bank PCL, NVDR	3,000	13,931
Thai Oil PCL, NVDR	5,251	8,369

		105,131

TOTAL COMMON STOCKS
(Cost $6,274,925)		6,391,299

PREFERRED STOCKS - 0.3%
South Korea - 0.3%
Samsung Electronics Co. Ltd.
(Cost $15,936)	16	15,932

TOTAL INVESTMENTS - 99.7%
(Cost $6,290,861) (a)	$6,407,231
Other assets less liabilities - 0.3%	21,817

NET ASSETS - 100.0%	$6,429,048

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SECTOR BREAKDOWN AS OF FEBRUARY 28, 2014 (Unaudited)

	Value	% of Net Assets
Financial	$2,222,689	34.6%
Technology	702,958	10.9
Consumer, Cyclical	602,804	9.4
Consumer, Non-cyclical	568,615	8.8
Communications	523,964	8.2
Basic Materials	499,976	7.8
Industrial	493,917	7.7
Energy	357,840	5.6
Utilities	245,134	3.8
Diversified	189,334	2.9

TOTAL INVESTMENTS	6,407,231	99.7
Other assets less liabilities	21,817	0.3

NET ASSETS	$6,429,048	100.0%

As of February 28, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
The Bank of New York Mellon	3/5/2014	AUD	170	USD	152	$—
The Bank of New York Mellon	3/5/2014	AUD	16,500	USD	14,402	(317)
JP Morgan & Chase Co.	3/5/2014	AUD	891,000	USD	777,432	(17,372)
Barclays Bank PLC	3/5/2014	AUD	891,000	USD	777,435	(17,373)
The Bank of New York Mellon	3/5/2014	HKD	74,100	USD	9,551	3
The Bank of New York Mellon	3/5/2014	HKD	99,600	USD	12,833	(1)
JP Morgan & Chase Co.	3/5/2014	HKD	6,945,000	USD	894,505	(417)
Barclays Bank PLC	3/5/2014	HKD	6,945,000	USD	894,510	(412)
The Bank of New York Mellon	3/5/2014	IDR	170,058,000	USD	14,000	(636)
JP Morgan & Chase Co.	3/5/2014	IDR	1,159,848,000	USD	94,182	(5,638)
Barclays Bank PLC	3/5/2014	IDR	1,159,848,000	USD	94,778	(5,042)
The Bank of New York Mellon	3/5/2014	INR	1,129,680	USD	18,226	23
JP Morgan & Chase Co.	3/5/2014	INR	9,335,000	USD	147,823	(2,598)
Barclays Bank PLC	3/5/2014	INR	9,335,000	USD	147,823	(2,598)
The Bank of New York Mellon	3/5/2014	KRW	16,132,500	USD	15,111	3
JP Morgan & Chase Co.	3/5/2014	KRW	459,859,000	USD	428,825	(1,825)
Barclays Bank PLC	3/5/2014	KRW	459,859,000	USD	423,377	(7,274)
The Bank of New York Mellon	3/5/2014	MYR	106,272	USD	32,000	(423)
JP Morgan & Chase Co.	3/5/2014	MYR	579,000	USD	172,655	(3,996)
Barclays Bank PLC	3/5/2014	MYR	579,000	USD	172,619	(4,032)
The Bank of New York Mellon	3/5/2014	NZD	2,400	USD	1,936	(76)
The Bank of New York Mellon	3/5/2014	NZD	12,000	USD	9,835	(222)
JP Morgan & Chase Co.	3/5/2014	NZD	38,000	USD	30,693	(1,155)
Barclays Bank PLC	3/5/2014	NZD	38,000	USD	30,693	(1,155)
The Bank of New York Mellon	3/5/2014	PHP	270,241	USD	6,000	(54)
JP Morgan & Chase Co.	3/5/2014	PHP	1,739,000	USD	38,296	(663)
Barclays Bank PLC	3/5/2014	PHP	1,739,000	USD	41,098	2,139
JP Morgan & Chase Co.	3/5/2014	SGD	195,000	USD	152,663	(1,165)
Barclays Bank PLC	3/5/2014	SGD	195,000	USD	152,663	(1,165)
JP Morgan & Chase Co.	3/5/2014	THB	1,765,000	USD	53,107	(978)
Barclays Bank PLC	3/5/2014	THB	1,765,000	USD	53,091	(993)
The Bank of New York Mellon	3/5/2014	TWD	546,120	USD	18,000	(28)
The Bank of New York Mellon	3/5/2014	TWD	665,680	USD	21,972	(3)
JP Morgan & Chase Co.	3/5/2014	TWD	8,741,000	USD	288,763	216
Barclays Bank PLC	3/5/2014	TWD	8,741,000	USD	288,387	(160)
The Bank of New York Mellon	3/5/2014	USD	14,561	AUD	16,670	309
Barclays Bank PLC	3/5/2014	USD	797,259	AUD	891,000	(2,451)
JP Morgan & Chase Co.	3/5/2014	USD	797,259	AUD	891,000	(2,451)
The Bank of New York Mellon	3/5/2014	USD	6,816	HKD	52,900	1
The Bank of New York Mellon	3/5/2014	USD	15,560	HKD	120,800	6
Barclays Bank PLC	3/5/2014	USD	894,855	HKD	6,945,000	66
JP Morgan & Chase Co.	3/5/2014	USD	894,857	HKD	6,945,000	65
The Bank of New York Mellon	3/5/2014	USD	14,663	IDR	170,058,000	(27)
JP Morgan & Chase Co.	3/5/2014	USD	100,125	IDR	1,159,848,000	(305)

Barclays Bank PLC	3/5/2014	USD	100,507	IDR	1,159,848,000	(687)
The Bank of New York Mellon	3/5/2014	USD	18,000	INR	1,129,680	203
JP Morgan & Chase Co.	3/5/2014	USD	150,645	INR	9,335,000	(225)
Barclays Bank PLC	3/5/2014	USD	150,991	INR	9,335,000	(571)
The Bank of New York Mellon	3/5/2014	USD	15,000	KRW	16,132,500	108
Barclays Bank PLC	3/5/2014	USD	429,871	KRW	459,859,000	779
JP Morgan & Chase Co.	3/5/2014	USD	430,761	KRW	459,859,000	(111)
The Bank of New York Mellon	3/5/2014	USD	32,439	MYR	106,272	(15)
JP Morgan & Chase Co.	3/5/2014	USD	176,718	MYR	579,000	(67)
Barclays Bank PLC	3/5/2014	USD	176,842	MYR	579,000	(191)
The Bank of New York Mellon	3/5/2014	USD	2,013	NZD	2,493	76
The Bank of New York Mellon	3/5/2014	USD	10,004	NZD	11,907	(25)
Barclays Bank PLC	3/5/2014	USD	31,927	NZD	38,000	(80)
JP Morgan & Chase Co.	3/5/2014	USD	31,928	NZD	38,000	(80)
The Bank of New York Mellon	3/5/2014	USD	6,054	PHP	270,241	—
Barclays Bank PLC	3/5/2014	USD	38,934	PHP	1,739,000	24
JP Morgan & Chase Co.	3/5/2014	USD	38,962	PHP	1,739,000	(3)
Barclays Bank PLC	3/5/2014	USD	153,945	SGD	195,000	(116)
JP Morgan & Chase Co.	3/5/2014	USD	153,945	SGD	195,000	(117)
Barclays Bank PLC	3/5/2014	USD	54,060	THB	1,765,000	25
JP Morgan & Chase Co.	3/5/2014	USD	54,139	THB	1,765,000	(54)
The Bank of New York Mellon	3/5/2014	USD	40,000	TWD	1,211,800	2
Barclays Bank PLC	3/5/2014	USD	288,396	TWD	8,741,000	151
JP Morgan & Chase Co.	3/5/2014	USD	288,520	TWD	8,741,000	27
Barclays Bank PLC	4/3/2014	AUD	939,000	USD	838,565	2,613
JP Morgan & Chase Co.	4/3/2014	AUD	939,000	USD	838,557	2,606
JP Morgan & Chase Co.	4/3/2014	HKD	131,928	USD	17,000	(1)
Barclays Bank PLC	4/3/2014	HKD	7,239,000	USD	932,790	(79)
JP Morgan & Chase Co.	4/3/2014	HKD	7,239,000	USD	932,785	(84)
Barclays Bank PLC	4/3/2014	IDR	1,238,649,000	USD	106,477	423
JP Morgan & Chase Co.	4/3/2014	IDR	1,238,649,000	USD	106,176	122
Barclays Bank PLC	4/3/2014	KRW	431,519,000	USD	402,702	(699)
JP Morgan & Chase Co.	4/3/2014	KRW	431,519,000	USD	403,240	(161)
Barclays Bank PLC	4/3/2014	MYR	638,000	USD	194,465	209
JP Morgan & Chase Co.	4/3/2014	MYR	638,000	USD	194,323	67
Barclays Bank PLC	4/3/2014	NZD	45,000	USD	37,729	97
JP Morgan & Chase Co.	4/3/2014	NZD	45,000	USD	37,728	97
Barclays Bank PLC	4/3/2014	PHP	1,947,000	USD	43,590	(16)
JP Morgan & Chase Co.	4/3/2014	PHP	1,947,000	USD	43,582	(24)
Barclays Bank PLC	4/3/2014	SGD	203,000	USD	160,255	115
JP Morgan & Chase Co.	4/3/2014	SGD	203,000	USD	160,257	116
Barclays Bank PLC	4/3/2014	THB	1,649,000	USD	50,385	(63)
JP Morgan & Chase Co.	4/3/2014	THB	1,649,000	USD	50,456	7
Barclays Bank PLC	4/3/2014	TWD	8,672,000	USD	286,375	(164)
JP Morgan & Chase Co.	4/3/2014	TWD	8,672,000	USD	286,337	(202)
Barclays Bank PLC	4/4/2014	INR	9,224,000	USD	148,201	721
JP Morgan & Chase Co.	4/4/2014	INR	9,224,000	USD	147,861	382

Total net unrealized depreciation						$(75,039)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2014.

Currency Abbreviations
AUD - Australian Dollar
HKD - Hong Kong Dollar
IDR - Indonesian Rupiah
INR - Indian Rupee
KRW - South Korean Won
MYR - Malaysian Ringgit
NZD - New Zealand Dollar
PHP - Phillippine Peso
SGD - Singapore Dollar
THB - Thai Baht
TWD - New Taiwan Dollar
USD - U.S. Dollar
*	Non-income producing security.

144A - Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014 the aggregate market value of this security amounted to $48,413 or 0.8% of net assets.

†	Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.
(a)	At February 28, 2014, the aggregate cost of investments for Federal income tax purposes was $6,290,861. The net unrealized appreciation was $116,370 which consisted of aggregate gross unrealized appreciation of $295,502 and aggregate unrealized depreciation of $179,132.

ADR - American Depositary Receipt

CDI - Chess Depositary Interest

GDR - Global Depositary Receipt

NVDR - Non Voting Depositary Receipt

REIT - Real Estate Investment Trust

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Europe Hedged Equity Fund

February 28, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Austria - 0.4%
Andritz AG	254	$15,964
Erste Group Bank AG	888	31,514
Immofinanz AG*	3,355	16,995
OMV AG	508	23,118
Raiffeisen Bank International AG	402	14,011
Telekom Austria AG	762	7,420
Vienna Insurance Group AG Wiener Versicherung Gruppe	96	4,916
Voestalpine AG	392	17,669

		131,607

Belgium - 1.8%
Ageas	764	35,059
Anheuser-Busch InBev NV	2,766	289,971
Belgacom SA	530	15,988
Colruyt SA	256	14,214
Delhaize Group SA	347	24,959
Groupe Bruxelles Lambert SA	278	27,348
KBC Groep NV	863	54,771
Solvay SA	205	31,805
Telenet Group Holding NV	181	11,552
UCB SA	371	29,778
Umicore SA	393	19,322

		554,767

Bermuda - 0.2%
Seadrill Ltd.	1,292	47,659

Channel Islands - 0.2%
Randgold Resources Ltd.	301	23,927
Resolution Ltd.	4,880	30,873

		54,800

Denmark - 2.0%
A.P. Moeller - Maersk A/S, Class A	2	23,435
A.P. Moeller - Maersk A/S, Class B	4	48,903
Carlsberg A/S, Class B	370	39,043
Coloplast A/S, Class B	383	32,261
Danske Bank A/S*	2,256	59,754
DSV A/S	623	19,958
Novo Nordisk A/S, Class B	6,852	326,599
Novozymes A/S, Class B	784	36,470
TDC A/S	2,554	25,368
Tryg A/S	72	6,952
William Demant Holding A/S*	89	8,012

		626,755

Finland - 1.4%
Elisa OYJ	486	13,604
Fortum OYJ	1,529	36,216
Kone OYJ, Class B	1,078	43,910
Metso OYJ	439	14,216
Neste Oil OYJ	439	9,398
Nokia OYJ*	12,886	99,338
Nokian Renkaat OYJ	392	17,585
Orion OYJ, Class B	346	11,395
Pohjola Bank PLC, Class A	484	11,224
Sampo OYJ, Class A	1,443	73,118
Stora ENSO OYJ, Class R	1,912	21,786
UPM-Kymmene OYJ	1,822	33,096
Wartsila OYJ Abp	611	36,121

		421,007

France - 14.8%
Accor SA	553	28,261
Aeroports de Paris	95	11,531
Air Liquide SA	1,074	147,889
Airbus Group NV	2,020	148,862
Alcatel-Lucent*	9,572	41,751

Alstom SA	744	20,082
Arkema SA	210	22,841
AtoS	240	23,338
AXA SA	6,176	161,458
BNP Paribas SA	3,426	281,181
Bouygues SA	659	26,570
Bureau Veritas SA	762	21,025
Cap Gemini SA	493	38,604
Carrefour SA	2,096	77,304
Casino Guichard-Perrachon SA	187	21,253
CGG*	553	8,473
Christian Dior SA	186	36,790
Cie de St-Gobain	1,432	85,982
Cie Generale des Etablissements Michelin	645	78,853
CNP Assurances	599	12,915
Credit Agricole SA*	3,443	54,747
Danone SA	1,956	138,179
Dassault Systemes SA	210	24,140
Edenred	700	22,513
Electricite de France	831	33,052
Essilor International SA	705	73,626
Eurazeo SA	95	7,449
Eutelsat Communications SA	486	15,855
Fonciere des Regions REIT	93	8,716
GDF Suez	4,567	117,188
Gecina SA REIT	71	9,767
Groupe Eurotunnel SA	1,912	22,977
ICADE REIT	117	11,534
Iliad SA	86	20,975
Imerys SA	116	10,808
JCDecaux SA	231	10,200
Kering	255	52,304
Klepierre REIT	346	15,779
Lafarge SA	646	48,569
Lagardere SCA	388	15,582
Legrand SA	912	56,559
L’Oreal SA	831	140,798
LVMH Moet Hennessy Louis Vuitton SA	874	162,681
Natixis	3,190	23,015
Orange SA	6,380	79,864
Pernod Ricard SA	731	86,058
Publicis Groupe SA	622	59,068
Remy Cointreau SA	89	7,555
Renault SA	662	65,983
Rexel SA	738	18,636
Safran SA	935	65,833
Sanofi	4,112	427,558
Schneider Electric SA	1,892	169,097
SCOR SE	531	18,602
Societe BIC SA	94	12,051
Societe Generale SA	2,474	165,194
Sodexo	324	34,570
Suez Environnement Co.	969	19,367
Technip SA	347	34,097
Thales SA	314	20,847
Total SA	7,361	477,842
Unibail-Rodamco SE REIT	336	88,536
Valeo SA	256	35,848
Vallourec SA	369	19,833
Veolia Environnement	1,176	22,255
Vinci SA	1,656	123,729
Vivendi SA	4,147	118,576
Wendel	112	16,836
Zodiac Aerospace	119	4,202

		4,584,013

Germany - 13.1%
Adidas AG	720	83,878
Allianz SE	1,571	281,248
Axel Springer SE	139	9,825
BASF SE	3,161	363,973
Bayer AG	2,846	404,226
Bayerische Motoren Werke AG	1,140	132,492
Beiersdorf AG	347	35,458
Brenntag AG	178	33,107
Celesio AG	157	5,543

Commerzbank AG*	3,330	60,397
Continental AG	379	92,255
Daimler AG	3,313	308,766
Deutsche Bank AG (a)	3,508	170,635
Deutsche Boerse AG	665	54,560
Deutsche Lufthansa AG*	802	20,801
Deutsche Post AG	3,120	117,181
Deutsche Telekom AG	9,956	168,961
Deutsche Wohnen AG	985	20,870
E.ON SE	6,197	118,212
Fraport AG Frankfurt Airport Services Worldwide	118	9,409
Fresenius Medical Care AG & Co. KGaA	739	51,114
Fresenius SE & Co. KGaA	434	67,454
GEA Group AG	630	30,557
Hannover Rueck SE	208	17,714
HeidelbergCement AG	485	39,979
Henkel AG & Co. KGaA	440	44,511
Hochtief AG	95	8,832
Hugo Boss AG	110	14,650
Infineon Technologies AG	3,720	42,207
K+S AG	599	20,252
Kabel Deutschland Holding AG	71	10,089
LANXESS AG	279	20,711
Linde AG	639	132,435
MAN SE	117	15,100
Merck KGaA	223	39,091
Metro AG	440	18,247
Muenchener Rueckversicherungs-Gesellschaft AG	618	135,333
OSRAM Licht AG*	279	18,968
ProSiebenSat.1 Media AG	648	30,903
RWE AG	1,684	67,443
SAP AG	3,171	256,138
Siemens AG	2,729	364,479
Sky Deutschland AG*	1,515	15,872
Suedzucker AG	278	7,732
Telefonica Deutschland Holding AG	968	7,750
ThyssenKrupp AG*	1,523	41,539
United Internet AG	369	17,172
Volkswagen AG	94	24,016

		4,052,085

Ireland - 1.1%
Bank of Ireland*	73,710	39,578
CRH PLC	2,523	74,700
Experian PLC	3,443	62,324
Kerry Group PLC, Class A	509	38,452
Ryanair Holdings PLC*	566	5,782
Shire PLC	1,933	107,464

		328,300

Italy - 3.4%
Assicurazioni Generali SpA	4,018	90,345
Atlantia SpA	1,291	32,717
Banca Monte dei Paschi di Siena SpA*	22,107	5,612
Enel Green Power SpA	6,115	17,168
Enel SpA	22,649	116,296
Eni SpA	8,759	211,334
EXOR SpA	342	13,912
Fiat SpA*	3,013	31,545
Finmeccanica SpA*	1,405	13,818
Intesa Sanpaolo SpA	40,004	124,018
Luxottica Group SpA	577	32,009
Mediobanca SpA*	1,796	17,911
Pirelli & C SpA	829	14,418
Prysmian SpA	710	18,365
Saipem SpA	921	21,662
Snam SpA	6,982	39,744
Telecom Italia SpA	34,624	39,356
Telecom Italia SpA-RSP	21,047	18,448
Terna Rete Elettrica Nazionale SpA	5,187	26,491
UniCredit SpA	14,940	118,883
Unione di Banche Italiane SCPA	2,948	25,595
UnipolSai SpA*	3,061	10,470

		1,040,117

Luxembourg - 0.5%
ArcelorMittal	3,439	54,422
Millicom International Cellular SA SDR	231	24,085
RTL Group SA	120	15,477
SES SA FDR	1,046	36,456
Tenaris SA	1,636	34,302

		164,742

Mexico - 0.0% (b)
Fresnillo PLC	641	10,213

Netherlands - 6.7%
Aegon NV	6,209	55,955
Akzo Nobel NV	826	68,420
ASML Holding NV	1,230	107,044
Corio NV REIT	231	10,844
Delta Lloyd NV	647	18,473
Fugro NV	233	13,543
Gemalto NV	273	30,711
Heineken Holding NV	347	22,447
Heineken NV	793	53,623
ING Groep NV*	13,216	192,818
Koninklijke Ahold NV	3,469	64,713
Koninklijke Boskalis Westminster NV	256	12,814
Koninklijke DSM NV	531	33,931
Koninklijke KPN NV*	11,020	39,321
Koninklijke Philips NV	3,227	112,959
Koninklijke Vopak NV	233	13,649
OCI NV*	319	15,605
QIAGEN NV*	807	18,196
Randstad Holding NV	428	26,966
Reed Elsevier NV	2,390	52,387
Royal Dutch Shell PLC, Class A	13,284	484,487
Royal Dutch Shell PLC, Class B	8,531	332,423
TNT Express NV	1,239	12,065
Unilever NV	5,608	222,391
Wolters Kluwer NV	1,039	30,016
Ziggo NV	517	23,656

		2,069,457

Norway - 1.0%
Aker Solutions ASA	572	9,616
DNB ASA	3,363	61,018
Gjensidige Forsikring ASA	692	14,516
Norsk Hydro ASA	4,630	22,911
Orkla ASA	2,669	21,078
Statoil ASA	3,841	101,368
Telenor ASA	2,349	51,896
Yara International ASA	623	25,265

		307,668

Portugal - 0.3%
Banco Espirito Santo SA*	6,305	12,323
EDP - Energias de Portugal SA	6,906	29,931
Galp Energia SGPS SA	1,199	20,158
Jeronimo Martins SGPS SA	875	14,874
Portugal Telecom SGPS SA	2,187	9,814

		87,100

Spain - 5.0%
Abertis Infraestructuras SA	1,336	31,386
ACS Actividades de Construccion y Servicios SA	509	18,299
Amadeus IT Holding SA, Class A	1,310	57,618
Banco Bilbao Vizcaya Argentaria SA	19,909	247,186
Banco de Sabadell SA	11,694	38,642
Banco Popular Espanol SA	4,935	35,585
Banco Santander SA	39,903	361,644
Bankia SA*	13,871	29,121
CaixaBank SA	5,975	37,690
Distribuidora Internacional de Alimentacion SA	2,017	17,317
Enagas SA	668	19,441
Ferrovial SA	1,389	29,333
Gas Natural SDG SA	1,206	30,954
Grifols SA	509	29,016
Iberdrola SA	16,562	110,120
Inditex SA	751	108,118
Mapfre SA	3,729	15,441

Red Electrica Corp. SA	370	28,804
Repsol SA	2,987	75,058
Telefonica SA	14,105	216,303
Zardoya Otis SA	554	9,589

		1,546,665

Sweden - 4.8%
Alfa Laval AB	1,083	29,391
Assa Abloy AB, Class B	1,150	58,561
Atlas Copco AB, Class A	2,311	64,915
Atlas Copco AB, Class B	1,343	35,671
Boliden AB	946	15,005
Electrolux AB	831	19,688
Elekta AB, Class B	1,285	17,086
Getinge AB, Class B	692	24,909
Hennes & Mauritz AB, Class B	3,270	147,495
Hexagon AB, Class B	825	29,273
Husqvarna AB, Class B	1,405	9,499
Industrivarden AB, Class C	417	8,065
Investment AB Kinnevik, Class B	770	29,891
Investor AB, Class B	1,568	55,881
Lundin Petroleum AB*	779	15,637
Nordea Bank AB	10,457	149,802
Sandvik AB	3,669	51,187
Scania AB, Class B	1,107	34,013
Securitas AB, Class B	1,084	11,945
Skandinaviska Enskilda Banken AB, Class A	5,227	73,493
Skanska AB, Class B	1,314	28,528
SKF AB, Class B	1,360	36,420
Svenska Cellulosa AB SCA, Class B	2,027	61,553
Svenska Handelsbanken AB, Class A	1,718	89,763
Swedbank AB, Class A	3,116	87,964
Swedish Match AB	693	21,941
Tele2 AB, Class B	1,106	13,722
Telefonaktiebolaget LM Ericsson, Class B	10,472	135,725
TeliaSonera AB	8,195	63,153
Volvo AB, Class B	5,252	79,046

		1,499,222

Switzerland - 14.8%
ABB Ltd.*	7,572	193,626
Actelion Ltd.*	352	37,321
Adecco SA*	456	39,378
Aryzta AG*	301	25,120
Baloise Holding AG	162	20,888
Barry Callebaut AG*	6	7,484
Cie Financiere Richemont SA	1,797	178,985
Coca-Cola HBC AG*	669	16,636
Credit Suisse Group AG*	5,224	164,531
EMS-Chemie Holding AG	24	9,251
Geberit AG	131	41,199
Givaudan SA*	28	43,934
Glencore Xstrata PLC*	36,542	201,441
Holcim Ltd.*	788	63,972
Julius Baer Group Ltd.*	771	36,135
Kuehne + Nagel International AG	185	26,420
Lindt & Spruengli AG	1	58,061
Lindt & Spruengli AG Participation Certificates	3	14,783
Lonza Group AG*	185	19,562
Nestle SA	11,096	840,243
Novartis AG	7,915	661,008
Pargesa Holding SA	93	7,994
Partners Group Holding AG	60	15,629
Roche Holding AG	2,418	746,156
Schindler Holding AG	71	10,785
Schindler Holding AG Participation Certificates	159	23,846
SGS SA	18	44,596
Sika AG	6	22,131
Sonova Holding AG*	164	23,197
STMicroelectronics NV*	2,228	20,202
Sulzer AG	72	10,192
Swatch Group AG (The) - Bearer	104	69,412
Swatch Group AG (The) - Registered	141	16,577
Swiss Life Holding AG*	112	27,876
Swiss Prime Site AG*	185	15,545
Swiss Re AG*	1,212	113,276

Swisscom AG	79	46,798
Syngenta AG	321	116,793
Transocean Ltd.*	1,245	52,617
UBS AG*	12,558	269,437
Wolseley PLC	917	53,376
Zurich Insurance Group AG*	509	155,970

		4,562,383

United Kingdom - 28.1%
3i Group PLC	3,384	23,857
Aberdeen Asset Management PLC	3,338	21,833
Admiral Group PLC	668	16,052
Aggreko PLC	926	24,190
AMEC PLC	1,036	19,482
Anglo American PLC	4,797	122,981
Antofagasta PLC	1,377	20,764
ARM Holdings PLC	4,818	81,486
ASOS PLC*	200	23,310
Associated British Foods PLC	1,226	61,548
AstraZeneca PLC	4,320	295,436
Aviva PLC	10,140	80,416
Babcock International Group PLC	1,246	30,692
BAE Systems PLC	11,073	76,190
Barclays PLC	52,626	222,161
BG Group PLC	11,730	213,807
BHP Billiton PLC	7,273	234,870
BP PLC	64,169	541,994
British American Tobacco PLC	6,500	353,746
British Land Co. PLC REIT	3,287	38,364
British Sky Broadcasting Group PLC	3,547	55,832
BT Group PLC	27,233	186,880
Bunzl PLC	1,153	30,371
Burberry Group PLC	1,526	39,378
Capita PLC	2,268	43,295
Carnival PLC	633	26,107
Centrica PLC	17,542	93,705
CNH Industrial NV*	3,249	35,743
Cobham PLC	3,769	18,827
Compass Group PLC	6,184	97,807
Croda International PLC	463	19,701
Diageo PLC	8,637	271,687
Direct Line Insurance Group PLC	3,892	17,238
easyJet PLC	553	15,937
G4S PLC	5,408	21,499
GKN PLC	5,643	38,336
GlaxoSmithKline PLC	16,729	468,242
Hammerson PLC REIT	2,453	23,598
Hargreaves Lansdown PLC	738	17,264
HSBC Holdings PLC	64,510	680,229
ICAP PLC	1,911	14,032
IMI PLC	967	24,694
Imperial Tobacco Group PLC	3,326	135,729
Inmarsat PLC	1,565	18,200
InterContinental Hotels Group PLC	892	29,007
International Consolidated Airlines Group SA*	3,240	23,667
Intertek Group PLC	555	27,333
Intu Properties PLC REIT	2,326	12,647
Investec PLC	2,003	14,916
ITV PLC	13,041	44,090
J Sainsbury PLC	4,304	24,692
Johnson Matthey PLC	706	38,564
Kingfisher PLC	8,165	53,870
Land Securities Group PLC REIT	2,707	49,229
Legal & General Group PLC	20,372	82,009
Lloyds Banking Group PLC*	171,894	237,557
London Stock Exchange Group PLC	607	20,603
Marks & Spencer Group PLC	5,562	46,895
Meggitt PLC	2,757	23,268
Melrose Industries PLC	3,736	20,532
National Grid PLC	12,844	179,483
Next PLC	534	60,224
Old Mutual PLC	16,850	55,614
Pearson PLC	2,816	47,768
Persimmon PLC*	1,059	25,642
Petrofac Ltd.	899	20,594
Prudential PLC	8,814	199,990

Reckitt Benckiser Group PLC	2,224	183,006
Reed Elsevier PLC	4,021	61,643
Rexam PLC	2,725	22,528
Rio Tinto PLC	4,375	251,469
Rolls-Royce Holdings PLC*	6,470	108,234
Royal Bank of Scotland Group PLC*	7,474	41,038
Royal Mail PLC*	2,300	23,109
RSA Insurance Group PLC	12,764	20,786
SABMiller PLC	3,310	162,235
Sage Group PLC (The)	3,774	27,282
Schroders PLC	347	15,764
Segro PLC REIT	2,596	15,515
Serco Group PLC	1,745	13,456
Severn Trent PLC	830	25,713
Smith & Nephew PLC	3,076	49,011
Smiths Group PLC	1,357	31,086
SSE PLC	3,325	78,117
Standard Chartered PLC	8,345	176,771
Standard Life PLC	8,178	53,408
Subsea 7 SA	921	17,570
Tate & Lyle PLC	1,630	17,523
Tesco PLC	27,830	153,415
Travis Perkins PLC	852	27,892
TUI Travel PLC	1,561	11,692
Tullow Oil PLC	3,131	41,891
Unilever PLC	4,420	180,670
United Utilities Group PLC	2,347	30,635
Vodafone Group PLC	91,482	381,443

Weir Group PLC (The)	738	31,723
Whitbread PLC	622	46,735
William Hill PLC	3,016	20,080
WM Morrison Supermarkets PLC	7,704	30,355
WPP PLC	4,594	100,623

		8,688,122

TOTAL COMMON STOCKS
(Cost $29,439,673)		30,776,682

PREFERRED STOCKS - 0.9%
Germany - 0.9%
Bayerische Motoren Werke AG	185	16,243
Fuchs Petrolub SE	117	11,676
Henkel AG & Co. KGaA	614	68,521
Porsche Automobil Holding SE	527	55,422
Volkswagen AG	498	129,917
TOTAL PREFERRED STOCKS
(Cost $273,799)		281,779

TOTAL INVESTMENTS - 100.5%
(Cost $29,713,472) (c)		$31,058,461
Liabilities in excess of other assets - (0.5%)		(160,803)

NET ASSETS - 100.0%		$30,897,658

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SECTOR BREAKDOWN AS OF FEBRUARY 28, 2014 (Unaudited)

	Value	% of Net Assets
Consumer, Non-cyclical	$8,532,010	27.6%
Financial	6,981,382	22.6
Industrial	3,153,211	10.2
Energy	2,813,059	9.1
Consumer, Cyclical	2,678,468	8.7
Communications	2,532,113	8.2
Basic Materials	2,353,476	7.6
Utilities	1,223,166	3.9
Technology	708,771	2.3
Diversified	82,805	0.3

TOTAL INVESTMENTS	31,058,461	100.5
Liabilities in excess of other assets	(160,803)	(0.5)

NET ASSETS	$30,897,658	100.0%

As of February 28, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation Depreciation(1)
The Bank of New York Mellon	3/3/2014	USD	86,712	CHF	77,000	$838
The Bank of New York Mellon	3/3/2014	USD	5,880	DKK	32,000	39
The Bank of New York Mellon	3/3/2014	USD	54,220	GBP	32,500	203
The Bank of New York Mellon	3/4/2014	CHF	10,000	USD	11,274	(96)
The Bank of New York Mellon	3/4/2014	GBP	46,000	USD	76,702	(327)
The Bank of New York Mellon	3/5/2014	CHF	651	USD	739	(1)
The Bank of New York Mellon	3/5/2014	CHF	17,200	USD	19,020	(537)
The Bank of New York Mellon	3/5/2014	CHF	77,000	USD	86,713	(840)
The Bank of New York Mellon	3/5/2014	CHF	78,600	USD	87,303	(2,069)
JP Morgan & Chase Co.	3/5/2014	CHF	305,000	USD	338,738	(8,063)
Barclays Bank PLC	3/5/2014	CHF	475,000	USD	533,241	(6,859)
JP Morgan & Chase Co.	3/5/2014	CHF	1,409,000	USD	1,556,990	(45,114)
Barclays Bank PLC	3/5/2014	CHF	1,409,000	USD	1,556,920	(45,184)
The Bank of New York Mellon	3/5/2014	DKK	3,933	USD	728	—
The Bank of New York Mellon	3/5/2014	DKK	32,000	USD	5,880	(39)
The Bank of New York Mellon	3/5/2014	DKK	215,100	USD	39,019	(768)
JP Morgan & Chase Co.	3/5/2014	DKK	238,000	USD	43,359	(664)
Barclays Bank PLC	3/5/2014	DKK	393,000	USD	72,077	(616)
JP Morgan & Chase Co.	3/5/2014	DKK	1,207,000	USD	218,457	(4,802)
Barclays Bank PLC	3/5/2014	DKK	1,207,000	USD	218,456	(4,803)
The Bank of New York Mellon	3/5/2014	EUR	5,326	USD	7,357	5
The Bank of New York Mellon	3/5/2014	EUR	35,800	USD	49,085	(329)
The Bank of New York Mellon	3/5/2014	EUR	45,400	USD	61,366	(1,299)
The Bank of New York Mellon	3/5/2014	EUR	82,000	USD	110,949	(2,235)
JP Morgan & Chase Co.	3/5/2014	EUR	868,000	USD	1,179,802	(18,296)
Barclays Bank PLC	3/5/2014	EUR	1,357,000	USD	1,857,027	(16,036)
JP Morgan & Chase Co.	3/5/2014	EUR	3,909,000	USD	5,277,357	(118,225)
Barclays Bank PLC	3/5/2014	EUR	3,909,000	USD	5,277,206	(118,376)
The Bank of New York Mellon	3/5/2014	GBP	16,600	USD	27,094	(702)
The Bank of New York Mellon	3/5/2014	GBP	32,500	USD	54,219	(202)
The Bank of New York Mellon	3/5/2014	GBP	56,137	USD	94,077	76
The Bank of New York Mellon	3/5/2014	GBP	91,700	USD	149,512	(4,037)
JP Morgan & Chase Co.	3/5/2014	GBP	512,000	USD	835,740	(21,592)
Barclays Bank PLC	3/5/2014	GBP	776,000	USD	1,293,538	(5,856)
JP Morgan & Chase Co.	3/5/2014	GBP	2,291,000	USD	3,767,655	(68,570)
Barclays Bank PLC	3/5/2014	GBP	2,291,000	USD	3,767,668	(68,557)
The Bank of New York Mellon	3/5/2014	NOK	31,000	USD	4,931	(233)
JP Morgan & Chase Co.	3/5/2014	NOK	193,000	USD	31,022	(1,128)
Barclays Bank PLC	3/5/2014	NOK	293,000	USD	48,372	(436)
JP Morgan & Chase Co.	3/5/2014	NOK	876,000	USD	139,359	(6,564)
Barclays Bank PLC	3/5/2014	NOK	876,000	USD	139,358	(6,566)
The Bank of New York Mellon	3/5/2014	SEK	16,130	USD	2,518	3
The Bank of New York Mellon	3/5/2014	SEK	59,300	USD	9,061	(187)
JP Morgan & Chase Co.	3/5/2014	SEK	820,000	USD	126,053	(1,829)
Barclays Bank PLC	3/5/2014	SEK	1,281,000	USD	196,490	(3,286)
JP Morgan & Chase Co.	3/5/2014	SEK	3,673,000	USD	561,022	(11,792)
Barclays Bank PLC	3/5/2014	SEK	3,673,000	USD	561,020	(11,795)
The Bank of New York Mellon	3/5/2014	USD	11,274	CHF	10,000	96
The Bank of New York Mellon	3/5/2014	USD	87,494	CHF	79,180	2,538
The Bank of New York Mellon	3/5/2014	USD	95,000	CHF	84,271	820
JP Morgan & Chase Co.	3/5/2014	USD	1,945,974	CHF	1,714,000	2,931
Barclays Bank PLC	3/5/2014	USD	2,138,984	CHF	1,884,000	3,219
The Bank of New York Mellon	3/5/2014	USD	6,000	DKK	32,581	27
The Bank of New York Mellon	3/5/2014	USD	39,538	DKK	218,452	869
JP Morgan & Chase Co.	3/5/2014	USD	267,442	DKK	1,445,000	(159)
Barclays Bank PLC	3/5/2014	USD	296,129	DKK	1,600,000	(176)
The Bank of New York Mellon	3/5/2014	USD	55,000	EUR	40,026	248
The Bank of New York Mellon	3/5/2014	USD	60,893	EUR	45,000	1,221
The Bank of New York Mellon	3/5/2014	USD	112,729	EUR	83,500	2,526
JP Morgan & Chase Co.	3/5/2014	USD	6,597,801	EUR	4,777,000	(4,122)
Barclays Bank PLC	3/5/2014	USD	7,273,141	EUR	5,266,000	(4,496)
The Bank of New York Mellon	3/5/2014	USD	32,613	GBP	20,000	876
The Bank of New York Mellon	3/5/2014	USD	61,000	GBP	36,588	265
The Bank of New York Mellon	3/5/2014	USD	76,702	GBP	46,000	324
The Bank of New York Mellon	3/5/2014	USD	155,182	GBP	94,350	2,804
JP Morgan & Chase Co.	3/5/2014	USD	4,697,374	GBP	2,803,000	(3,817)
Barclays Bank PLC	3/5/2014	USD	5,139,795	GBP	3,067,000	(4,177)
The Bank of New York Mellon	3/5/2014	USD	11	NOK	64	—
The Bank of New York Mellon	3/5/2014	USD	4,924	NOK	30,936	229
JP Morgan & Chase Co.	3/5/2014	USD	178,428	NOK	1,069,000	(355)
Barclays Bank PLC	3/5/2014	USD	195,119	NOK	1,169,000	(388)
The Bank of New York Mellon	3/5/2014	USD	11,523	SEK	75,430	241
JP Morgan & Chase Co.	3/5/2014	USD	701,401	SEK	4,493,000	(705)
Barclays Bank PLC	3/5/2014	USD	773,366	SEK	4,954,000	(777)
JP Morgan & Chase Co.	4/3/2014	CHF	39,651	USD	45,000	(95)
Barclays Bank PLC	4/3/2014	CHF	1,880,000	USD	2,134,910	(3,201)

JP Morgan & Chase Co.	4/3/2014	CHF	1,880,000	USD	2,134,843	(3,269)
JP Morgan & Chase Co.	4/3/2014	DKK	43,247	USD	8,000	(2)
Barclays Bank PLC	4/3/2014	DKK	1,685,000	USD	311,930	177
JP Morgan & Chase Co.	4/3/2014	DKK	1,685,000	USD	311,932	178
JP Morgan & Chase Co.	4/3/2014	EUR	110,138	USD	152,000	(21)
Barclays Bank PLC	4/3/2014	EUR	5,177,000	USD	7,150,069	4,352
JP Morgan & Chase Co.	4/3/2014	EUR	5,177,000	USD	7,150,017	4,301
JP Morgan & Chase Co.	4/3/2014	GBP	39,443	USD	66,000	(33)
Barclays Bank PLC	4/3/2014	GBP	2,980,000	USD	4,992,921	4,043
JP Morgan & Chase Co.	4/3/2014	GBP	2,980,000	USD	4,992,874	3,996
JP Morgan & Chase Co.	4/3/2014	NOK	36,039	USD	6,000	3
Barclays Bank PLC	4/3/2014	NOK	1,113,000	USD	185,569	372
JP Morgan & Chase Co.	4/3/2014	NOK	1,113,000	USD	185,570	373
JP Morgan & Chase Co.	4/3/2014	SEK	77,041	USD	12,000	(9)
Barclays Bank PLC	4/3/2014	SEK	4,883,000	USD	761,904	765
JP Morgan & Chase Co.	4/3/2014	SEK	4,883,000	USD	761,902	764

Total net unrealized depreciation						$(594,990)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2014.

Currency Abbreviations

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - Pound Sterling

NOK - Norwegian Krone

SEK - Swedish Krona

USD - U.S. Dollar

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

	5/31/2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Dividend Income	Fair Value 2/28/2014
Deutsche Bank AG (Common Stock)	$—	$174,780	$(2,538)	$(1,454)	$(153)	$—	$170,635

(b)	Less than 0.1%.
(c)	At February 28, 2014, the aggregate cost of investments for Federal income tax purposes was $29,713,472. The net unrealized appreciation was $1,344,989 which consisted of aggregate gross unrealized appreciation of $1,715,886 and aggregate unrealized depreciation of $370,897.

FDR - Fixed Depositary Receipt

REIT - Real Estate Investment Trust

RSP - Risparmio (Convertible Savings Shares)

SDR - Swedish Depositary Receipt

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI United Kingdom Hedged Equity Fund

February 28, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 100.0%
Basic Materials - 9.3%
Anglo American PLC	2,459	$63,042
Antofagasta PLC	720	10,857
BHP Billiton PLC	3,878	125,234
Croda International PLC	248	10,552
Fresnillo PLC (Mexico)	336	5,354
Glencore Xstrata PLC (Switzerland)*	19,026	104,882
Johnson Matthey PLC	374	20,430
Randgold Resources Ltd.	160	12,718
Rio Tinto PLC	2,335	134,212

		487,281

Communications - 9.3%
ASOS PLC*	100	11,655
British Sky Broadcasting Group PLC	1,892	29,781
BT Group PLC	14,156	97,142
Inmarsat PLC	819	9,525
ITV PLC	7,568	25,587
Pearson PLC	1,378	23,375
Reed Elsevier PLC	1,996	30,599
Vodafone Group PLC	48,536	202,376
WPP PLC	2,527	55,349

		485,389

Consumer, Cyclical - 5.9%
Burberry Group PLC	808	20,850
Carnival PLC	335	13,817
Compass Group PLC	3,161	49,995
easyJet PLC	290	8,357
GKN PLC	2,989	20,306
InterContinental Hotels Group PLC	409	13,300
Kingfisher PLC	4,334	28,594
Marks & Spencer Group PLC	2,950	24,872
Next PLC	265	29,887
Persimmon PLC*	555	13,439
Travis Perkins PLC	448	14,666
TUI Travel PLC	817	6,119
Whitbread PLC	327	24,570
William Hill PLC	1,581	10,526
Wolseley PLC (Switzerland)	484	28,172

		307,470

Consumer, Non-cyclical - 27.9%
Aggreko PLC	491	12,826
Associated British Foods PLC	651	32,682
AstraZeneca PLC	2,300	157,293
Babcock International Group PLC	661	16,282
British American Tobacco PLC	3,411	185,635
Bunzl PLC	607	15,989
Capita PLC	1,201	22,927
Coca-Cola HBC AG (Switzerland)*	452	11,240
Diageo PLC	4,611	145,045
Experian PLC (Ireland)	1,935	35,027
G4S PLC	2,834	11,266
GlaxoSmithKline PLC	8,781	245,779

Imperial Tobacco Group PLC	1,718	70,109
Intertek Group PLC	295	14,528
J Sainsbury PLC	2,255	12,937
Reckitt Benckiser Group PLC	1,157	95,206
SABMiller PLC	1,715	84,058
Serco Group PLC	912	7,033
Shire PLC (Ireland)	1,062	59,041
Smith & Nephew PLC	1,492	23,772
Tate & Lyle PLC	852	9,159
Tesco PLC	14,378	79,260
Unilever PLC	2,295	93,810
WM Morrison Supermarkets PLC	4,032	15,887

		1,456,791

Energy - 16.6%
AMEC PLC	543	10,211
BG Group PLC	6,115	111,460
BP PLC	33,683	284,498
Petrofac Ltd.	474	10,858
Royal Dutch Shell PLC, Class A (Netherlands)	6,948	253,403
Royal Dutch Shell PLC, Class B (Netherlands)	4,477	174,453
Tullow Oil PLC	1,659	22,197

		867,080

Financial - 22.0%
3i Group PLC	1,774	12,507
Aberdeen Asset Management PLC	1,752	11,459
Admiral Group PLC	350	8,410
Aviva PLC	5,337	42,326
Barclays PLC	27,464	115,939
British Land Co. PLC REIT	1,722	20,098
Direct Line Insurance Group PLC	2,125	9,412
Hammerson PLC REIT	1,302	12,526
Hargreaves Lansdown PLC	390	9,123
HSBC Holdings PLC	33,862	357,059
ICAP PLC	1,003	7,365
Intu Properties PLC REIT	1,684	9,156
Investec PLC	1,050	7,819
Land Securities Group PLC REIT	1,431	26,024
Legal & General Group PLC	10,236	41,206
Lloyds Banking Group PLC*	91,725	126,764
London Stock Exchange Group PLC	322	10,930
Old Mutual PLC	9,020	29,771
Prudential PLC	4,589	104,124
Resolution Ltd.	2,590	16,385
Royal Bank of Scotland Group PLC*	3,912	21,480
RSA Insurance Group PLC	6,676	10,872
Schroders PLC	186	8,450
Segro PLC REIT	1,356	8,104
Standard Chartered PLC	4,333	91,785
Standard Life PLC	4,307	28,128

		1,147,222

Industrial - 3.8%
BAE Systems PLC	5,564	38,284
Cobham PLC	1,970	9,840
IMI PLC	508	12,973
Meggitt PLC	1,441	12,162
Melrose Industries PLC	1,957	10,755
Rexam PLC	1,446	11,954
Rolls-Royce Holdings PLC*	3,303	55,255
Royal Mail PLC*	1,200	12,057
Smiths Group PLC	719	16,471
Weir Group PLC (The)	389	16,721

		196,472

Technology - 1.1%
ARM Holdings PLC	2,418	40,895
Sage Group PLC (The)	2,027	14,653

		55,548

Utilities - 4.1%
Centrica PLC	8,978	47,958
National Grid PLC	6,879	96,128
Severn Trent PLC	436	13,507
SSE PLC	1,665	39,117
United Utilities Group PLC	1,245	16,251

		212,961

TOTAL COMMON STOCKS
(Cost $4,969,590)		5,216,214

TOTAL INVESTMENTS - 100.0%
(Cost $4,969,590) (a)		$5,216,214
Liabilities in Excess of Other Assets - (0.0%) (b)		(1,603)

NET ASSETS - 100.0%		$5,214,611

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

As of February 28, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)[1]
The Bank of New York Mellon	3/3/2014	USD	140,137	GBP	84,000	$524.00
The Bank of New York Mellon	3/4/2014	GBP	25,000	USD	41,707	(156)
Barclays Bank PLC	3/5/2014	GBP	10,398	USD	17,100	(311)
Barclays Bank PLC	3/5/2014	GBP	48,417	USD	81,140	66
JP Morgan & Chase Co.	3/5/2014	GBP	84,000	USD	140,135	(521)
The Bank of New York Mellon	3/5/2014	GBP	1,548,513	USD	2,546,611	(46,339)
The Bank of New York Mellon	3/5/2014	GBP	1,568,392	USD	2,579,292	(46,943)
JP Morgan & Chase Co.	3/5/2014	USD	19,568	GBP	12,000	526
The Bank of New York Mellon	3/5/2014	USD	41,707	GBP	25,000	155
Barclays Bank PLC	3/5/2014	USD	157,136	GBP	95,550	2,860
The Bank of New York Mellon	3/5/2014	USD	160,000	GBP	95,968	696
Barclays Bank PLC	3/5/2014	USD	2,422,156	GBP	1,445,340	(1,968)
JP Morgan & Chase Co.	3/5/2014	USD	2,563,710	GBP	1,529,808	(2,083)
Barclays Bank PLC	4/3/2014	GBP	1,561,000	USD	2,615,420	2,118
JP Morgan & Chase Co.	4/3/2014	GBP	1,561,000	USD	2,615,395	2,093

Total net unrealized depreciation						$(89,283)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2014.

Currency Abbreviations

GBP - British Pounds

USD - United States Dollar

*	Non-income producing security.
(a)	At February 28, 2014, the aggregate cost of investments for Federal income tax purposes was $4,969,590. The net unrealized appreciation was $246,624 which consisted of aggregate gross unrealized appreciation of $437,576 and aggregate gross unrealized depreciation of $190,952.
(b)	Less than 0.1%.

REIT - Real Estate Investment Trust

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Harvest CSI 300 China A-Shares Fund

February 28, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 100.1%
Basic Materials - 6.7%
Aluminum Corp. of China Ltd., Class A*	607,360	$317,270
Baoshan Iron & Steel Co. Ltd., Class A	1,049,069	628,246
Chenzhou Mining Group Co. Ltd., Class A	146,600	212,564
China Hainan Rubber Industry Group Co. Ltd., Class A	249,200	301,717
China Minmetals Rare Earth Co. Ltd., Class A*	103,789	339,658
China Molybdenum Co. Ltd., Class A	44,415	41,488
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	125,857	207,475
Gansu Yasheng Industrial Group Co., Class A	309,300	378,509
Hebei Iron & Steel Co. Ltd., Class A*	899,000	257,484
Hengyi Petrochemical Co. Ltd., Class A	74,000	96,098
Inner Mongolia Baotou Steel Rare-Earth Hi-Tech Co. Ltd., Class A	306,419	1,047,159
Inner Mongolian Baotou Steel Union Co. Ltd., Class A	682,600	485,429
Jiangxi Copper Co. Ltd., Class A	174,936	368,946
Jinduicheng Molybdenum Co. Ltd., Class A	204,000	210,142
Kingfa Sci & Tech Co. Ltd., Class A	336,157	289,385
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	908,300	286,754
Qinghai Salt Lake Industry Co. Ltd., Class A	134,835	328,475
Rising Nonferrous Metals Share Co. Ltd., Class A*	25,791	153,277
Shandong Gold Mining Co. Ltd., Class A	150,700	462,277
Shandong Nanshan Aluminum Co. Ltd., Class A	244,700	194,725
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	305,689	295,989
Sinopec Shanghai Petrochemical Co. Ltd., Class A	464,303	282,586
Tongling Nonferrous Metals Group Co. Ltd., Class A	150,543	217,791
Wanhua Chemical Group Co. Ltd., Class A	229,808	655,205
Wasu Media Holding Co. Ltd., Class A*	14,800	61,512
Western Mining Co. Ltd., Class A	404,200	341,383
Xiamen Tungsten Co. Ltd., Class A	57,382	195,818
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	175,963	258,003
Yunnan Copper Industry Co. Ltd., Class A*	149,849	178,258
Yunnan Tin Co. Ltd., Class A	97,100	192,778
Yunnan Yuntianhua Co. Ltd., Class A*	96,603	152,175
Zhejiang Juhua Co. Ltd., Class A	191,761	158,527
Zhejiang Longsheng Group Co. Ltd., Class A	235,907	471,430
Zhongjin Gold Co. Ltd., Class A	311,333	438,754
Zijin Mining Group Co. Ltd., Class A	1,680,700	650,946

		11,158,233

Communications - 2.7%
China South Publishing & Media Group Co. Ltd., Class A	112,348	255,960
China Spacesat Co. Ltd., Class A	126,246	378,430
China United Network Communications Ltd., Class A	1,793,601	893,152
CITIC Guoan Information Industry Co. Ltd., Class A	199,185	238,568
Dr Peng Telcom & Media Group Co. Ltd., Class A	233,081	562,125
Fiberhome Telecommunication Technologies Co. Ltd., Class A	103,672	244,123
Huawen Media Investment Group Corp., Class A	226,544	477,419
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	161,160	255,968
People.cn Co. Ltd., Class A	18,220	223,918
ZTE Corp., Class A*	415,412	888,961

		4,418,624

Consumer, Cyclical - 13.1%
Air China Ltd., Class A	360,973	216,760
Beijing Wangfujing Department Store Group Co. Ltd., Class A	47,524	151,427
Beiqi Foton Motor Co. Ltd., Class A	307,800	296,530
BesTV New Media Co. Ltd., Class A	143,222	824,838
Byd Co. Ltd., Class A*	98,324	910,597
China Avic Electronics Co. Ltd., Class A	74,068	274,214
China Eastern Airlines Corp. Ltd., Class A*	538,700	222,669
China International Travel Service Corp. Ltd., Class A	59,387	366,663

China Southern Airlines Co. Ltd., Class A	742,000	312,739
Chongqing Changan Automobile Co. Ltd., Class A	397,279	627,113
Dashang Group Co. Ltd., Class A	59,263	256,051
FAW CAR Co. Ltd., Class A*	170,900	285,343
Fuyao Glass Industry Group Co. Ltd., Class A	296,280	378,968
Great Wall Motor Co. Ltd., Class A	84,322	423,874
Gree Electric Appliances, Inc., Class A	509,260	2,299,749
Guangzhou Automobile Group Co. Ltd., Class A	178,521	224,277
Hainan Airlines Co. Ltd., Class A	1,249,500	378,204
Haining China Leather Market Co. Ltd., Class A	96,322	227,285
Hisense Electric Co. Ltd., Class A	166,400	294,348
Huayu Automotive Systems Co. Ltd., Class A	217,600	321,885
Liaoning Cheng Da Co. Ltd., Class A*	290,091	713,779
Midea Group Co. Ltd., Class A*	141,488	896,590
Minmetals Development Co. Ltd., Class A*	89,600	166,806
Pang Da Automobile Trade Co. Ltd., Class A*	166,901	133,901
Qingdao Haier Co. Ltd., Class A	345,781	1,026,933
SAIC Motor Corp. Ltd., Class A	696,507	1,439,485
Shanghai Friendship Group, Inc. Co., Class A	162,936	230,948
Shanghai Jahwa United Co. Ltd., Class A	98,829	515,455
Shanghai Metersbonwe Fashion & Accessories Co. Ltd., Class A	44,460	78,284
Shanghai Oriental Pearl Group Co. Ltd., Class A	336,300	630,459
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	202,574	456,575
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd., Class A	53,352	269,234
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A	213,551	260,292
Shenzhen Overseas Chinese Town Co. Ltd., Class A	767,900	564,835
Sichuan Changhong Electric Co. Ltd., Class A	784,600	455,821
Suning Commerce Group Co. Ltd., Class A	936,506	1,424,953
TCL Corp., Class A	1,793,300	811,290
Weichai Power Co. Ltd., Class A	224,156	636,537
Weifu High-Technology Group Co. Ltd., Class A	127,120	502,068
Xiamen C & D, Inc., Class A	282,700	305,933
Youngor Group Co. Ltd., Class A	369,909	398,503
Zhengzhou Yutong Bus Co. Ltd., Class A	186,601	549,630

		21,761,845

Consumer, Non-cyclical - 13.3%
Anhui Gujing Distillery Co. Ltd., Class A	23,400	73,265
Beijing Dabeinong Technology Group Co. Ltd., Class A	170,587	381,426
Beijing SL Pharmaceutical Co. Ltd., Class A	57,234	384,758
Beijing Tongrentang Co. Ltd., Class A	138,840	416,407
Beijing Yanjing Brewery Co. Ltd., Class A	296,817	324,591
Beingmate Baby & Child Food Co. Ltd., Class A	82,200	357,560
Bright Dairy & Food Co. Ltd., Class A	129,741	372,227
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	74,032	233,842
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	83,300	326,558
Fujian Sunner Development Co. Ltd., Class A*	97,530	125,861
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	186,629	395,125
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	111,439	489,824
Harbin Pharmaceutical Group Co. Ltd., Class A*	207,200	198,939
Heilongjiang Agriculture Co. Ltd., Class A*	150,299	227,222
Henan Shuanghui Investment & Development Co. Ltd., Class A	140,562	964,605
Huadong Medicine Co. Ltd., Class A*	44,454	324,959
Hualan Biological Engineering, Inc., Class A	59,200	262,041
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	302,127	1,726,720
Jiangsu Hengrui Medicine Co. Ltd., Class A	143,050	840,608
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	67,660	561,209
Jilin Aodong Medicine Industry Groups Co. Ltd., Class A	151,573	406,497
Kangmei Pharmaceutical Co. Ltd., Class A	324,887	899,321
Kweichow Moutai Co. Ltd., Class A	86,973	2,123,302
Luzhou Laojiao Co. Ltd., Class A	147,686	404,004
MeiHua Holdings Group Co., Class A	197,748	181,175
New Hope Liuhe Co. Ltd., Class A	148,000	271,675
Shandong Dong-E E-Jiao, Class A	111,679	665,349
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	242,195	857,240
Shanghai International Port Group Co. Ltd., Class A	963,700	741,790
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	53,650	142,048
Shenzhen Agricultural Products Co. Ltd., Class A	216,113	270,097

Shenzhen Hepalink Pharmaceutical Co. Ltd., Class A	51,300	189,171
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	40,991	202,854
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	22,800	124,704
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	51,745	359,478
Tasly Pharmaceutical Group Co. Ltd., Class A	130,514	953,208
Tsingtao Brewery Co. Ltd., Class A	74,017	491,680
Wuliangye Yibin Co. Ltd., Class A	401,177	996,904
Xizang Haisco Pharmaceutical Group Co. Ltd., Class A	46,055	151,468
Yantai Changyu Pioneer Wine Co. Ltd., Class A	29,688	129,284
Yonghui Superstores Co. Ltd., Class A	137,935	292,031
Yunnan Baiyao Group Co. Ltd., Class A	72,800	1,017,659
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	17,516	246,393
Zhangzidao Group Co. Ltd., Class A	59,200	122,446
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	106,961	262,311
Zhejiang Medicine Co. Ltd., Class A	139,097	245,372
Zhejiang NHU Co. Ltd., Class A	74,026	216,597
Zhejiang Yasha Decoration Co. Ltd., Class A	69,197	273,748

		22,225,553

Diversified - 1.1%
AVIC Capital Co. Ltd., Class A	160,800	433,336
China Baoan Group Co. Ltd., Class A	264,800	481,768
Humanwell Healthcare Group Co. Ltd., Class A	89,527	339,460
Orient Group, Inc., Class A*	281,788	266,885
Zhejiang China Commodities City Group Co. Ltd., Class A	288,509	264,330

		1,785,779

Energy - 4.7%
Anhui Hengyuan Coal-Electricity Group Co. Ltd., Class A	105,498	96,141
Beijing Haohua Energy Resource Co. Ltd., Class A	103,600	99,638
China Coal Energy Co. Ltd., Class A	387,100	268,986
China Oilfield Services Ltd., Class A	125,906	400,154
China Petroleum & Chemical Corp., Class A	1,168,115	1,020,795
China Shenhua Energy Co. Ltd., Class A	696,969	1,565,204
Datong Coal Industry Co. Ltd., Class A	149,610	108,099
Guizhou Panjiang Refined Coal Co. Ltd., Class A	105,170	91,735
Henan Dayou Energy Co. Ltd., Class A	103,692	101,751
Henan Shenhuo Coal & Power Co. Ltd., Class A	205,200	132,236
Jizhong Energy Resources Co. Ltd., Class A	148,000	144,267
Kailuan Energy Chemical Co. Ltd., Class A	133,200	97,326
Offshore Oil Engineering Co. Ltd., Class A	374,200	478,026
PetroChina Co. Ltd., Class A	739,306	925,185
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	247,596	161,975
SDIC Xinji Energy Co. Ltd., Class A	240,959	134,890
Shanxi Coal International Energy Group Co. Ltd., Class A	208,700	125,322
Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	148,000	199,902
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	195,061	247,278
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	335,000	297,111
Wintime Energy Co. Ltd., Class A	223,320	162,084
Yang Quan Coal Industry Group Co. Ltd., Class A	254,509	243,948
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	50,000	575,101
Yanzhou Coal Mining Co. Ltd., Class A	125,830	134,123

		7,811,277

Financial - 38.0%
Agricultural Bank of China Ltd., Class A	5,462,852	2,071,350
Bank of Beijing Co. Ltd., Class A	1,116,999	1,394,204
Bank of China Ltd., Class A	1,343,500	548,769
Bank of Communications Co. Ltd., Class A	3,321,232	2,048,408
Bank of Nanjing Co. Ltd., Class A	439,815	565,425
Bank of Ningbo Co. Ltd., Class A	307,149	441,855
Beijing Capital Development Co. Ltd., Class A	236,155	159,102
Beijing Urban Construction Investment & Development Co. Ltd., Class A	94,756	129,066
Changjiang Securities Co. Ltd., Class A	350,246	506,703
China CITIC Bank Corp. Ltd., Class A	615,100	527,515
China Construction Bank Corp., Class A	2,030,000	1,275,151
China Everbright Bank Co. Ltd., Class A	3,420,300	1,363,667
China Fortune Land Development Co. Ltd., Class A	112,412	334,766

China Life Insurance Co. Ltd., Class A	317,945	716,605
China Merchants Bank Co. Ltd., Class A	3,474,404	5,614,456
China Merchants Property Development Co. Ltd., Class A	144,175	371,641
China Merchants Securities Co. Ltd., Class A	493,057	864,956
China Minsheng Banking Corp. Ltd., Class A	4,758,043	5,830,441
China Pacific Insurance Group Co. Ltd., Class A	660,105	1,728,412
China Vanke Co. Ltd., Class A	2,036,582	2,227,148
CITIC Securities Co. Ltd., Class A	1,447,895	2,551,782
Financial Street Holdings Co. Ltd., Class A	514,000	384,768
Founder Securities Co. Ltd., Class A	766,200	711,961
Gemdale Corp., Class A	945,828	923,510
GF Securities Co. Ltd., Class A	624,670	1,092,791
Guanghui Energy Co. Ltd., Class A	664,489	842,371
Guoyuan Securities Co. Ltd., Class A	207,600	306,079
Haitong Securities Co. Ltd., Class A	1,703,700	2,658,826
Huatai Securities Co. Ltd., Class A	592,237	772,944
Huaxia Bank Co. Ltd., Class A	937,500	1,246,440
Industrial & Commercial Bank of China Ltd., Class A	3,430,503	1,864,586
Industrial Bank Co. Ltd., Class A	2,405,240	3,569,697
Industrial Securities Co. Ltd., Class A	330,306	467,105
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	74,053	81,223
Jinke Properties Group Co. Ltd., Class A	58,203	72,363
Luxin Venture Capital Group Co. Ltd., Class A	44,407	112,589
New China Life Insurance Co. Ltd., Class A*	175,953	616,480
Northeast Securities Co. Ltd., Class A	103,386	250,179
Oceanwide Real Estate Group Co. Ltd., Class A	291,028	203,649
Pacific Securities Co. Ltd., Class A	223,452	256,724
Ping An Bank Co. Ltd., Class A	1,000,293	1,811,759
Ping An Insurance Group Co. of China Ltd., Class A	1,007,906	6,314,789
Poly Real Estate Group Co. Ltd., Class A	905,150	994,265
RiseSun Real Estate Development Co. Ltd., Class A	156,500	220,806
Sealand Securities Co. Ltd., Class A	146,380	253,217
Shanghai Chengtou Holding Co. Ltd., Class A	316,384	364,009
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	85,600	221,627
Shanghai Pudong Development Bank, Class A	2,353,900	3,413,059
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	163,730	176,653
Shanxi Securities Co. Ltd., Class A	210,300	236,138
Sinolink Securities Co. Ltd., Class A	109,867	366,700
SooChow Securities Co. Ltd., Class A	253,902	310,302
Southwest Securities Co. Ltd., Class A	246,900	359,602
Suning Universal Co. Ltd., Class A	177,600	133,814
Western Securities Co. Ltd., Class A	76,104	145,644
Xinhu Zhongbao Co. Ltd., Class A	529,300	260,128

		63,288,219

Industrial - 14.5%
Anhui Conch Cement Co. Ltd., Class A	424,598	1,041,284
AVIC Aircraft Co. Ltd., Class A	280,200	391,687
BBMG Corp., Class A	262,700	218,454
Beijing Capital Co. Ltd., Class A	231,200	253,210
Beijing Kangde Xin Composite Material Co. Ltd., Class A	157,216	531,132
Beijing Orient Landscape Co. Ltd., Class A	49,900	219,333
Beijing Zhongke Sanhuan High-Tech Co. Ltd., Class A	180,363	426,473
China CAMC Engineering Co. Ltd., Class A	39,379	119,579
China CNR Corp. Ltd., Class A	872,007	617,287
China Communications Construction Co. Ltd., Class A	495,500	299,961
China CSSC Holdings Ltd., Class A	115,413	401,739
China First Heavy Industries Co. Ltd., Class A	551,000	174,849
China Gezhouba Group Co. Ltd., Class A	441,753	278,926
China International Marine Containers Group Co. Ltd., Class A	182,962	438,275
China National Chemical Engineering Co. Ltd., Class A	417,280	390,457
China Railway Construction Corp. Ltd., Class A	651,700	426,337
China Railway Erju Co. Ltd., Class A	163,800	122,883
China Railway Group Ltd., Class A	1,083,800	419,763
China Shipbuilding Industry Co. Ltd., Class A	1,324,300	1,120,645
China Shipping Container Lines Co. Ltd., Class A*	499,700	178,087
China State Construction Engineering Corp. Ltd., Class A	3,156,000	1,448,320
CPT Technology Group Co. Ltd., Class A	29,579	110,037

CSG Holding Co. Ltd., Class A	276,700	359,327
CSR Corp. Ltd., Class A	996,001	675,887
Daqin Railway Co. Ltd., Class A	1,258,359	1,392,489
Dongfang Electric Corp. Ltd., Class A	142,761	271,815
Fangda Carbon New Material Co. Ltd., Class A	181,600	206,276
GoerTek, Inc., Class A	161,042	720,955
Guangshen Railway Co. Ltd., Class A	631,200	275,283
Guangxi Liugong Machinery Co. Ltd., Class A	166,700	157,612
Hangzhou Hikvision Digital Technology Co.Ltd., Class A	255,203	913,248
Jiangxi Hongdu Aviation Industry Corp. Ltd., Class A	91,318	258,128
Metallurgical Corp. of China Ltd., Class A*	1,031,500	275,290
NARI Technology Development Co. Ltd., Class A	305,481	931,605
Ningbo Port Co. Ltd., Class A	812,600	296,212
Palm Landscape Architecture Co. Ltd., Class A	38,118	112,462
Power Construction Corp. of China Ltd., Class A	812,100	356,822
Sany Heavy Industry Co. Ltd., Class A	646,823	605,245
Shanghai Construction Co. Ltd., Class A	175,686	174,399
Shanghai International Airport Co. Ltd., Class A	202,910	423,651
Shenzhen Laibao Hi-tech Co. Ltd., Class A	88,800	196,242
Shenzhen O-film Tech Co. Ltd., Class A	38,384	300,513
Sinoma International Engineering Co., Class A	92,900	114,745
Sound Environmental Resources Co. Ltd., Class A	83,971	433,042
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	124,912	378,903
Tangshan Jidong Cement Co. Ltd., Class A	118,400	142,196
TBEA Co. Ltd., Class A	689,354	1,110,595
Tian Di Science & Technology Co. Ltd., Class A	103,640	151,286
Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd., Class A*	74,400	196,987
XCMG Construction Machinery Co. Ltd., Class A	260,600	294,739
Xi’ An Aero-Engine PLC, Class A	113,827	426,967
Xi’an Shaangu Power Co. Ltd., Class A	101,600	112,430
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	324,348	505,128
Xinxing Ductile Iron Pipes, Class A	307,500	270,720
XJ Electric Co. Ltd., Class A	82,235	524,591
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	177,602	164,163
Zoomlion Heavy Industry Science And Technology Co. Ltd., Class A	930,600	757,201

		24,115,872

Technology - 3.0%
Aisino Co. Ltd., Class A	118,424	437,080
Anhui USTC iFlytek Co. Ltd., Class A	68,566	563,368
BOE Technology Group Co. Ltd., Class A*	1,814,200	711,509
DHC Software Co. Ltd., Class A	73,185	544,273
Neusoft Corp., Class A	182,480	490,573
Sanan Optoelectronics Co. Ltd., Class A	150,053	552,108
Tsinghua Tongfang Co. Ltd., Class A	324,900	568,377
Universal Scientific Industrial Shanghai Co. Ltd., Class A	42,500	145,240
Yonyou Software Co. Ltd., Class A	100,295	371,801
Zhejiang Dahua Technology Co. Ltd., Class A	121,512	597,179

		4,981,508

Utilities - 3.0%
Chengdu Xingrong Investment Co. Ltd., Class A	381,600	321,674
China Yangtze Power Co. Ltd., Class A	1,048,332	1,018,476
Chongqing Water Group Co. Ltd., Class A	201,600	180,767
Datang International Power Generation Co. Ltd., Class A	633,027	403,819
GD Power Development Co. Ltd., Class A	1,822,200	684,993
Huadian Power International Corp. Ltd., Class A	499,176	243,699
Huaneng Power International, Inc., Class A	887,169	694,432
Inner Mongolia MengDian Huaneng Thermal Power Co. Ltd., Class A	409,500	225,908
SDIC Power Holdings Co. Ltd., Class A	718,629	472,459
Shenergy Co. Ltd., Class A	483,122	353,792
Shenzhen Gas Corp. Ltd., Class A	88,879	106,886
Sichuan Chuantou Energy Co. Ltd., Class A	209,675	361,003

		5,067,908

TOTAL COMMON STOCKS
(Cost $182,763,832)		166,614,818

TOTAL INVESTMENTS - 100.1%
(Cost $182,763,832) (a)	$166,614,818
Liabilities in excess of Other Assets - (0.1%)	(182,453)

NET ASSETS - 100.0%	$166,432,365

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	At February 28, 2014, the aggregate cost of investments for Federal income tax purposes was $182,763,832. The net unrealized depreciation was $16,149,014 which consisted of aggregate gross unrealized appreciation of $3,731,349 and aggregate gross unrealized depreciation of $19,880,363.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI All World ex US Hedged Equity Fund

February 28, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Australia - 5.5%
AGL Energy Ltd.	179	$2,500
ALS Ltd.	103	698
Alumina Ltd.*	672	767
Amcor Ltd.	361	3,257
AMP Ltd.	665	2,866
APA Group	264	1,574
Asciano Ltd.	174	837
ASX Ltd.	54	1,810
Aurizon Holdings Ltd.	581	2,639
Australia & New Zealand Banking Group Ltd.	730	20,936
Bank of Queensland Ltd.	69	738
Bendigo and Adelaide Bank Ltd.	85	844
BHP Billiton Ltd.	888	30,412
Boral Ltd.	178	885
Brambles Ltd.	425	3,554
Caltex Australia Ltd.	44	824
CFS Retail Property Trust Group REIT	904	1,589
Coca-Cola Amatil Ltd.	182	1,835
Cochlear Ltd.	18	920
Commonwealth Bank of Australia	440	29,314
Computershare Ltd.	117	1,239
Crown Resorts Ltd.	111	1,712
CSL Ltd.	135	8,698
Dexus Property Group REIT	1,685	1,609
Echo Entertainment Group Ltd.	229	544
Federation Centres Ltd. REIT	455	970
Flight Centre Travel Group Ltd.	11	509
Fortescue Metals Group Ltd.	448	2,175
Goodman Group REIT	359	1,538
GPT Group REIT	469	1,557
Harvey Norman Holdings Ltd.	99	284
Iluka Resources Ltd.	122	1,022
Incitec Pivot Ltd.	526	1,474
Insurance Australia Group Ltd.	584	2,830
Leighton Holdings Ltd.	40	645
Lend Lease Group	123	1,238
Macquarie Group Ltd.	67	3,364
Metcash Ltd.	323	894
Mirvac Group REIT	821	1,293
National Australia Bank Ltd.	627	19,437
Newcrest Mining Ltd.	224	2,267
Orica Ltd.	112	2,413
Origin Energy Ltd.	314	4,046
Qantas Airways Ltd.*	40	42
QBE Insurance Group Ltd.	317	3,626
Ramsay Health Care Ltd.	48	2,067
REA Group Ltd.	10	443
Rio Tinto Ltd.	119	7,098
Santos Ltd.	271	3,299
Seek Ltd.	86	1,313
Sonic Healthcare Ltd.	123	1,906
SP AusNet	725	857
Stockland REIT	589	2,029
Suncorp Group Ltd.	293	3,174
Sydney Airport	281	1,018
Tabcorp Holdings Ltd.	207	656
Tatts Group Ltd.	478	1,246
Telstra Corp. Ltd.	1,231	5,547
Toll Holdings Ltd.	168	798
Transurban Group	437	2,757
Treasury Wine Estates Ltd.	281	970
Wesfarmers Ltd.	271	10,386
Westfield Group REIT	700	6,415
Westfield Retail Trust REIT	984	2,731
Westpac Banking Corp.	833	24,879
Woodside Petroleum Ltd.	181	6,129
Woolworths Ltd.	366	11,780
WorleyParsons Ltd.	58	870

		272,593

Austria - 0.2%
Andritz AG	21	1,320
Erste Group Bank AG	80	2,839
Immofinanz AG*	397	2,011

OMV AG	47	2,139
Raiffeisen Bank International AG	19	662
Telekom Austria AG	69	672
Vienna Insurance Group AG Wiener Versicherung Gruppe	19	973
Voestalpine AG	36	1,623

		12,239

Belgium - 0.9%
Ageas	75	3,442
Anheuser-Busch InBev NV	218	22,854
Belgacom SA	47	1,418
Colruyt SA	13	722
Delhaize Group SA	25	1,798
Groupe Bruxelles Lambert SA	25	2,459
KBC Groep NV	70	4,443
Solvay SA	18	2,793
Telenet Group Holding NV	18	1,149
UCB SA	29	2,328
Umicore SA	34	1,672

		45,078

Bermuda - 0.1%
Seadrill Ltd.	107	3,947

Brazil - 1.4%
All America Latina Logistica SA	100	288
AMBEV SA	1,300	9,359
Anhanguera Educacional Participacoes SA	100	560
Banco Bradesco SA	200	2,486
Banco do Brasil SA	200	1,766
Banco Santander Brasil SA	400	1,953
BB Seguridade Participacoes SA	300	2,981
BM&F Bovespa SA	600	2,577
BR Malls Participacoes SA	200	1,532
BR Properties SA	100	725
BRF SA	200	3,661
CCR SA	200	1,372
Centrais Eletricas Brasileiras SA	100	213
CETIP SA - Mercados Organizados	100	1,066
Cia de Saneamento Basico do Estado de Sao Paulo	100	917
Cia Siderurgica Nacional SA	200	873
Cielo SA	100	2,708
Cosan SA Industria e Comercio	100	1,479
Cyrela Brazil Realty SA Empreendimentos e Participacoes	100	557
Duratex SA	100	464
Embraer SA	200	1,787
Estacio Participacoes SA	100	943
Fibria Celulose SA*	100	1,058
Hypermarcas SA	100	620
JBS SA	200	640
Kroton Educacional SA	100	1,864
Lojas Americanas SA	100	529
Lojas Renner SA	100	2,461
MRV Engenharia e Participacoes SA	100	346
Odontoprev SA	200	731
Petroleo Brasileiro SA	900	4,986
Qualicorp SA*	100	906
Raia Drogasil SA	100	705
Souza Cruz SA	100	867
Sul America SA	100	638
Tim Participacoes SA	300	1,466
Totvs SA	100	1,380
Ultrapar Participacoes SA	100	2,224

Vale SA	400	5,630
WEG SA	100	1,305

		68,623

Canada - 7.3%
Agnico Eagle Mines Ltd.	100	3,209
Alimentation Couche Tard, Inc., Class B	100	7,880
ARC Resources Ltd.	100	2,698
Athabasca Oil Corp.*	100	772
Bank of Montreal	200	13,174
Bank of Nova Scotia	400	22,874
Barrick Gold Corp.	300	6,112
BCE, Inc.	100	4,362
BlackBerry Ltd.*	100	998
Bombardier, Inc., Class B	400	1,304
Brookfield Asset Management, Inc., Class A	200	8,104
Brookfield Office Properties, Inc.	100	1,909
CAE, Inc.	100	1,344
Cameco Corp.	100	2,421
Canadian Imperial Bank of Commerce	100	8,370
Canadian National Railway Co.	200	11,300
Canadian Natural Resources Ltd.	300	10,978
Canadian Oil Sands Ltd.	100	1,906
Canadian Pacific Railway Ltd.	100	15,691
Catamaran Corp.*	100	4,503
Cenovus Energy, Inc.	200	5,294
CGI Group, Inc., Class A*	100	3,267
CI Financial Corp.	100	3,097
Crescent Point Energy Corp.	100	3,509
Eldorado Gold Corp.	200	1,327
Enbridge, Inc.	200	8,453
Encana Corp.	200	3,793
Enerplus Corp.	100	1,980
Finning International, Inc.	100	2,724
First Quantum Minerals Ltd.	200	3,880
Fortis, Inc.	100	2,766
Franco-Nevada Corp.	100	5,111
Goldcorp, Inc.	200	5,377
Great-West Lifeco, Inc.	100	2,782
Husky Energy, Inc.	100	3,041
Imperial Oil Ltd.	100	4,499
Kinross Gold Corp.	300	1,566
Magna International, Inc.	100	8,902
Manulife Financial Corp.	500	9,487
MEG Energy Corp.*	100	3,081
New Gold, Inc.*	100	611
Pacific Rubiales Energy Corp.	100	1,377
Pembina Pipeline Corp.	100	3,604
Pengrowth Energy Corp.	200	1,347
Penn West Petroleum Ltd.	200	1,640
Peyto Exploration & Development Corp.	100	3,260
Potash Corp. of Saskatchewan, Inc.	200	6,611
Power Corp. of Canada	100	2,735
Power Financial Corp.	100	3,147
Rogers Communications, Inc., Class B	100	3,865
Royal Bank of Canada	500	32,489
Shaw Communications, Inc., Class B	100	2,313
Shoppers Drug Mart Corp.	100	5,446
Silver Wheaton Corp.	100	2,551
SNC-Lavalin Group, Inc.	100	4,459
Sun Life Financial, Inc.	200	6,925
Suncor Energy, Inc.	400	13,196
Talisman Energy, Inc.	300	3,089
Teck Resources Ltd., Class B	200	4,449
TELUS Corp.	100	3,543
Tim Hortons, Inc.	100	5,419
Toronto-Dominion Bank (The)	480	21,744
Tourmaline Oil Corp.*	100	4,580
TransAlta Corp.	100	1,152
TransCanada Corp.	200	8,803
Turquoise Hill Resources Ltd.*	500	1,910
Yamana Gold, Inc.	200	2,001

		366,111

Channel Islands - 0.1%
Randgold Resources Ltd.	25	1,987
Resolution Ltd.	386	2,442

		4,429

Chile - 0.4%
AES Gener SA	161	84
Aguas Andinas SA, Class A	391	239
Banco de Chile	25,641	3,267
Banco de Credito e Inversiones	16	874
Banco Santander Chile	40,759	2,203
CAP SA	21	328
Cencosud SA	288	876
Cia Cervecerias Unidas SA	54	610
Colbun SA	1,881	439
Corpbanca SA	72,281	859
E.CL SA	28	37
Empresa Nacional de Electricidad SA	662	898
Empresas CMPC SA	475	1,143
Empresas Copec SA	164	2,188
Enersis SA	4,418	1,264
ENTEL Chile SA	84	968
LATAM Airlines Group SA	100	1,547
SACI Falabella	321	2,670
Vina Concha y Toro SA	37	73

		20,567

China - 3.4%
AAC Technologies Holdings, Inc.	200	906
Agricultural Bank of China Ltd., Class H	3,000	1,272
Anhui Conch Cement Co. Ltd., Class H	400	1,459
Anta Sports Products Ltd.	1,000	1,546
AviChina Industry & Technology Co. Ltd., Class H	800	488
Bank of China Ltd., Class H	23,000	9,662
Bank of Communications Co. Ltd., Class H	3,000	1,925
BBMG Corp., Class H	400	298
Beijing Capital International Airport Co. Ltd., Class H	2,000	1,515
Belle International Holdings Ltd.	1,000	1,233
Biostime International Holdings Ltd.	100	892
Byd Co. Ltd., Class H*	200	1,319
China BlueChemical Ltd., Class H	2,000	1,167
China CITIC Bank Corp. Ltd., Class H	2,000	1,075
China Communications Construction Co. Ltd., Class H	1,000	698
China Communications Services Corp. Ltd., Class H	2,000	941
China Construction Bank Corp., Class H	24,000	16,483
China International Marine Containers (Group) Co. Ltd., Class H	200	488
China Life Insurance Co. Ltd., Class H	2,000	5,850
China Longyuan Power Group Corp., Class H	1,000	1,193
China Mengniu Dairy Co. Ltd.	1,000	5,128
China Merchants Bank Co. Ltd., Class H	1,100	1,931
China Minsheng Banking Corp. Ltd., Class H	1,600	1,592
China Pacific Insurance Group Co. Ltd., Class H	900	3,091
China Petroleum & Chemical Corp., Class H	8,000	7,103
China Railway Construction Corp. Ltd., Class H	600	498
China Resources Cement Holdings Ltd.	2,000	1,479
China Shenhua Energy Co. Ltd., Class H	800	2,175
China Shipping Container Lines Co. Ltd., Class H*	1,000	247
China Telecom Corp. Ltd., Class H	4,000	1,732
Chongqing Rural Commercial Bank, Class H	1,000	418
CITIC Securities Co. Ltd., Class H	400	830
CNOOC Ltd.	4,000	6,556
Country Garden Holdings Co. Ltd.	1,000	518
Datang International Power Generation Co. Ltd., Class H	2,000	804
Fosun International Ltd.	1,200	1,492
GOME Electrical Appliances Holding Ltd.	4,000	670
Great Wall Motor Co. Ltd., Class H	300	1,368
Greentown China Holdings Ltd.	200	262
Guangzhou Automobile Group Co. Ltd., Class H	2,000	1,856
Guangzhou R&F Properties Co. Ltd., Class H	200	271
Haitong Securities Co. Ltd., Class H	500	667
Hengan International Group Co. Ltd.	300	3,257

Huaneng Power International, Inc., Class H	2,000	1,786
Industrial and Commercial Bank of China, Class H	18,000	10,785
Intime Retail Group Co. Ltd.	200	204
Lee & Man Paper Manufacturing Ltd.	1,000	598
Lenovo Group Ltd.	2,000	2,134
Longfor Properties Co. Ltd.	600	827
New China Life Insurance Co. Ltd., Class H*	200	633
People’s Insurance Co. (Group) of China Ltd., Class H	2,000	863
PetroChina Co. Ltd., Class H	6,000	6,324
PICC Property & Casualty Co. Ltd., Class H	2,000	2,732
Ping An Insurance Group Co. of China Ltd., Class H	500	4,062
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	600	765
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	300	781
Shimao Property Holdings Ltd.	200	402
Sihuan Pharmaceutical Holdings Group Ltd.	1,000	1,210
Sino Biopharmaceutical Ltd.	1,200	1,115
Sino-Ocean Land Holdings Ltd.	500	265
Sinopec Engineering Group Co. Ltd., Class H	400	499
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,000	598
Sinopharm Group Co. Ltd., Class H	300	833
Soho China Ltd.	1,700	1,288
Sun Art Retail Group Ltd.	1,100	1,250
Tencent Holdings Ltd.	300	24,064
Uni-President China Holdings Ltd.	1,000	999
Want Want China Holdings Ltd.	3,000	4,562
Zhejiang Expressway Co. Ltd., Class H	2,000	1,755
Zhongsheng Group Holdings Ltd.	300	431
Zhuzhou CSR Times Electric Co. Ltd., Class H	200	634
Zijin Mining Group Co. Ltd., Class H	2,000	435
ZTE Corp., Class H*	300	636

		167,825

Czech Republic - 0.1%
CEZ AS	21	567
Komercni Banka AS	9	2,182
Telefonica Czech Republic AS	26	395

		3,144

Denmark - 0.9%
Carlsberg A/S, Class B	27	2,849
Coloplast A/S, Class B	30	2,527
Danske Bank A/S*	230	6,092
DSV A/S	50	1,602
Novo Nordisk A/S, Class B	532	25,358
Novozymes A/S, Class B	56	2,605
TDC A/S	219	2,175
Tryg A/S	7	676
William Demant Holding A/S*	7	630

		44,514

Egypt - 0.1%
Commercial International Bank Egypt SAE	547	2,877
Global Telecom Holding*	475	339
Talaat Moustafa Group*	886	1,026

		4,242

Finland - 0.7%
Elisa OYJ	41	1,148
Fortum OYJ	133	3,150
Kone OYJ, Class B	86	3,503
Metso OYJ	37	1,198
Neste Oil OYJ	39	835
Nokia OYJ*	1,050	8,094
Nokian Renkaat OYJ	33	1,480
Orion OYJ, Class B	25	823
Pohjola Bank PLC, Class A	44	1,020
Sampo OYJ, Class A	124	6,283
Stora ENSO OYJ, Class R	164	1,869
UPM-Kymmene OYJ	150	2,725
Wartsila OYJ Abp	51	3,015

		35,143

France - 7.4%
Accor SA	43	2,198
Aeroports de Paris	11	1,335
Airbus Group NV	160	11,791
Air Liquide SA	85	11,704
Alcatel-Lucent*	812	3,542
Alstom SA	61	1,647
Arkema SA	18	1,958
AtoS	19	1,848
AXA SA	531	13,882
BNP Paribas SA	275	22,570
Bouygues SA	53	2,137
Bureau Veritas SA	66	1,821
Cap Gemini SA	39	3,054
Carrefour SA	156	5,754
Casino Guichard-Perrachon SA	12	1,364
CGG*	47	720
Christian Dior SA	15	2,967
Cie de St-Gobain	115	6,905
Cie Generale des Etablissements Michelin	53	6,479
CNP Assurances	58	1,251
Credit Agricole SA*	271	4,309
Danone SA	148	10,455
Dassault Systemes SA	16	1,839
Edenred	60	1,930
Electricite de France	76	3,023
Essilor International SA	57	5,953
Eurazeo SA	10	784
Eutelsat Communications SA	44	1,435
Fonciere des Regions REIT	6	562
GDF Suez	367	9,417
Gecina SA REIT	6	825
Groupe Eurotunnel SA	163	1,959
ICADE REIT	7	690
Iliad SA	7	1,707
Imerys SA	11	1,025
JCDecaux SA	24	1,060
Kering	21	4,307
Klepierre REIT	25	1,140
Lafarge SA	53	3,985
Lagardere SCA	36	1,446
Legrand SA	72	4,465
L’Oreal SA	66	11,182
LVMH Moet Hennessy Louis Vuitton SA	70	13,029
Natixis	262	1,890
Orange SA	505	6,322
Pernod Ricard SA	56	6,593
Publicis Groupe SA	53	5,033
Remy Cointreau SA	7	594
Renault SA	54	5,382
Rexel SA	63	1,591
Safran SA	74	5,210
Sanofi	320	33,273
Schneider Electric SA	150	13,406
SCOR SE	46	1,611
Societe BIC SA	9	1,154
Societe Generale SA	197	13,154
Sodexo	23	2,454
Suez Environnement Co.	85	1,699
Technip SA	29	2,850
Thales SA	24	1,593
Total SA	587	38,105
Unibail-Rodamco SE REIT	25	6,587
Valeo SA	22	3,081
Vallourec SA	30	1,612
Veolia Environnement	105	1,987
Vinci SA	133	9,937
Vivendi SA	332	9,493
Wendel	11	1,653
Zodiac Aerospace	45	1,589

		369,307

Germany - 6.4%
Adidas AG	56	6,524
Allianz SE	125	22,378
Axel Springer SE	13	919
BASF SE	250	28,786
Bayer AG	220	31,247
Bayerische Motoren Werke AG	90	10,460
Beiersdorf AG	27	2,759
Brenntag AG	13	2,418
Celesio AG	23	812
Commerzbank AG*	262	4,752
Continental AG	30	7,302
Daimler AG	261	24,325
Deutsche Bank AG (a)	276	13,425
Deutsche Boerse AG	53	4,348
Deutsche Lufthansa AG*	68	1,764
Deutsche Post AG	256	9,615
Deutsche Telekom AG	783	13,288
Deutsche Wohnen AG	70	1,483
E.ON SE	492	9,385
Fraport AG Frankfurt Airport Services Worldwide	12	957
Fresenius Medical Care AG & Co. KGaA	59	4,081
Fresenius SE & Co. KGaA	34	5,284
GEA Group AG	49	2,377
Hannover Rueck SE	17	1,448
HeidelbergCement AG	38	3,132
Henkel AG & Co. KGaA	35	3,541
Hochtief AG	8	744
Hugo Boss AG	9	1,199
Infineon Technologies AG	280	3,177
K+S AG	48	1,623
Kabel Deutschland Holding AG	7	995
LANXESS AG	24	1,781
Linde AG	50	10,363
MAN SE	9	1,162
Merck KGaA	16	2,805
Metro AG	25	1,037
Muenchener Rueckversicherungs-Gesellschaft AG	49	10,730
OSRAM Licht AG*	22	1,496
ProSiebenSat.1 Media AG	55	2,623
RWE AG	136	5,447
SAP AG	247	19,951
Siemens AG	212	28,314
Sky Deutschland AG*	130	1,362
Suedzucker AG	20	556
Telefonica Deutschland Holding AG	74	592
ThyssenKrupp AG*	123	3,355
United Internet AG	24	1,117
Volkswagen AG	9	2,299

		319,538

Greece - 0.1%
Alpha Bank AE*	210	212
Folli Follie SA*	7	246
Hellenic Petroleum SA	15	145
Hellenic Telecommunications Organization SA*	62	1,087
JUMBO SA*	24	455
National Bank of Greece SA*	66	324
OPAP SA	53	834
Piraeus Bank SA*	211	582
Public Power Corp. SA	26	415
Titan Cement Co. SA*	12	388

		4,688

Hong Kong - 3.3%
AIA Group Ltd.	3,000	14,670
ASM Pacific Technology Ltd.	100	906
Bank of East Asia Ltd. (The)	300	1,243
Beijing Enterprises Holdings Ltd.	300	2,876
Beijing Enterprises Water Group Ltd.	2,000	1,433
BOC Hong Kong (Holdings) Ltd.	900	2,731

Brilliance China Automotive Holdings Ltd.	2,000	3,046
Cheung Kong (Holdings) Ltd.	1,000	15,669
China Everbright International Ltd.	1,000	1,464
China Mobile Ltd.	1,800	17,106
China Overseas Land & Investment Ltd.	2,000	5,373
China Taiping Insurance Holdings Co. Ltd.*	300	502
China Unicom (Hong Kong) Ltd.	2,000	2,665
CLP Holdings Ltd.	500	3,901
Far East Horizon Ltd.	1,000	722
Franshion Properties China Ltd.	2,000	621
Galaxy Entertainment Group Ltd.*	1,000	10,032
GCL-Poly Energy Holdings Ltd.*	2,000	753
Guangdong Investment Ltd.	2,000	2,093
Hanergy Solar Group Ltd.*	2,000	278
Hang Lung Properties Ltd.	1,000	2,777
Hang Seng Bank Ltd.	200	3,242
Hong Kong and China Gas Co. Ltd.	2,000	4,309
Hong Kong Exchanges & Clearing Ltd.	300	4,654
Hopewell Holdings Ltd.	100	338
Hutchison Whampoa Ltd.	1,000	13,478
Kerry Properties Ltd.	200	660
Kingboard Chemical Holdings Ltd.	100	219
Kunlun Energy Co. Ltd.	2,000	3,572
Li & Fung Ltd.	2,000	2,618
Link REIT (The)	600	2,787
MGM China Holdings Ltd.	300	1,280
MTR Corp. Ltd.	200	725
New World Development Co. Ltd.	1,000	1,294
Noble Group Ltd.	1,000	813
PCCW Ltd.	1,000	475
Power Assets Holdings Ltd.	400	3,343
Shougang Fushan Resources Group Ltd.	2,000	531
Sino Land Co. Ltd.	2,000	2,835
SJM Holdings Ltd.	1,000	3,209
Sun Hung Kai Properties Ltd.	1,000	12,795
Swire Pacific Ltd., Class A	200	2,246
Swire Properties Ltd.	200	532
Wharf Holdings Ltd. (The)	1,000	6,978
Yingde Gases Group Co. Ltd.	1,000	895
Yue Yuen Industrial (Holdings) Ltd.	100	306

		164,995

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC	21	1,234
OTP Bank PLC	62	1,101
Richter Gedeon Nyrt	135	2,405

		4,740

India - 0.8%
Dr. Reddy’s Laboratories Ltd., ADR	100	4,590
ICICI Bank Ltd., ADR	200	7,136
Infosys Ltd., ADR	100	6,167
Larsen & Toubro Ltd., GDR	300	5,352
Reliance Industries Ltd., GDR, 144A	300	7,746
Tata Motors Ltd., ADR	200	6,976
Wipro Ltd., ADR	300	4,140

		42,107

Indonesia - 0.6%
PT Adaro Energy Tbk	6,400	549
PT Astra Agro Lestari Tbk	400	879
PT Astra International Tbk	5,000	2,993
PT Bank Central Asia Tbk	3,600	3,171
PT Bank Danamon Indonesia Tbk	1,200	422
PT Bank Mandiri Persero Tbk	2,200	1,725
PT Bank Negara Indonesia Persero Tbk	1,800	705
PT Bank Rakyat Indonesia Persero Tbk	2,900	2,317
PT Bumi Serpong Damai Tbk	1,500	198
PT Charoen Pokphand Indonesia Tbk	1,700	620
PT Global Mediacom Tbk	2,500	471
PT Gudang Garam Tbk	200	822
PT Indo Tambangraya Megah Tbk	100	224
PT Indocement Tunggal Prakarsa Tbk	500	967
PT Indofood CBP Sukses Makmur Tbk	500	481

PT Indofood Sukses Makmur Tbk	1,000	618
PT Jasa Marga Persero Tbk	1,000	463
PT Kalbe Farma Tbk	6,400	799
PT Lippo Karawaci Tbk	9,000	729
PT Matahari Department Store Tbk*	600	724
PT Media Nusantara Citra Tbk	1,700	371
PT Perusahaan Gas Negara Persero Tbk	3,000	1,266
PT Semen Indonesia Persero Tbk	1,000	1,292
PT Surya Citra Media Tbk	2,100	507
PT Tambang Batubara Bukit Asam Persero Tbk	300	247
PT Telekomunikasi Indonesia Persero Tbk	13,600	2,724
PT Tower Bersama Infrastructure Tbk	1,100	592
PT Unilever Indonesia Tbk	800	1,969
PT United Tractors Tbk	400	654
PT XL Axiata Tbk	1,700	681

		30,180

Ireland - 0.5%
Bank of Ireland*	5,667	3,043
CRH PLC	182	5,389
Experian PLC	282	5,105
James Hardie Industries PLC CDI	121	1,566
Kerry Group PLC, Class A	36	2,720
Shire PLC	147	8,172

		25,995

Israel - 0.4%
Bank Hapoalim BM	326	1,771
Bank Leumi Le-Israel BM*	335	1,278
Bezeq The Israeli Telecommunication Corp. Ltd.	620	1,005
Delek Group Ltd.	1	375
Israel Chemicals Ltd.	141	1,192
Israel Corp. Ltd. (The)*	1	531
Mizrahi Tefahot Bank Ltd.	63	777
NICE Systems Ltd.	19	777
Teva Pharmaceutical Industries Ltd.	221	10,725

		18,431

Italy - 1.7%
Assicurazioni Generali SpA	320	7,195
Atlantia SpA	109	2,762
Banca Monte dei Paschi di Siena SpA*	1,729	439
Enel Green Power SpA	511	1,435
Enel SpA	1,805	9,268
Eni SpA	692	16,696
Exor SpA	27	1,098
Fiat SpA*	239	2,502
Finmeccanica SpA*	107	1,052
Intesa Sanpaolo SpA	3,145	9,750
Luxottica Group SpA	43	2,385
Mediobanca SpA*	143	1,426
Pirelli & C SpA	66	1,148
Prysmian SpA	54	1,397
Saipem SpA	73	1,717
Snam SpA	577	3,285
Telecom Italia SpA	1,653	1,449
Telecom Italia SpA	2,737	3,111
Terna Rete Elettrica Nazionale SpA	434	2,217
UniCredit SpA	1,176	9,358
Unione di Banche Italiane SCpA	231	2,006
UnipolSai SpA*	257	879

		82,575

Japan - 14.4%
Acom Co. Ltd.*	200	574
Aeon Co. Ltd.	300	3,667
AISIN SEIKI Co. Ltd.	100	3,469
Asahi Group Holdings Ltd.	200	5,605
Astellas Pharma, Inc.	100	6,479
Bridgestone Corp.	200	7,206
Brother Industries Ltd.	100	1,427

Canon, Inc.	300	9,321
Casio Computer Co. Ltd.	100	1,129
Central Japan Railway Co.	100	11,629
Chubu Electric Power Co., Inc.	200	2,468
Chugai Pharmaceutical Co. Ltd.	100	2,553
Chugoku Electric Power Co., (The), Inc.	100	1,418
Citizen Holdings Co. Ltd.	200	1,637
Coca-Cola West Co. Ltd.	200	3,704
Credit Saison Co. Ltd.	100	2,192
Daihatsu Motor Co. Ltd.	100	1,607
Dai-ichi Life Insurance Co. Ltd. (The)	300	4,375
Daiichi Sankyo Co. Ltd.	200	3,443
Daikin Industries Ltd.	100	5,735
Dainippon Sumitomo Pharma Co. Ltd.	100	1,849
Daiwa Securities Group, Inc.	1,000	9,001
DENSO Corp.	100	5,345
Dentsu, Inc.	100	3,758
East Japan Railway Co.	100	7,804
Eisai Co. Ltd.	100	3,901
FANUC Corp.	100	17,348
Fuji Heavy Industries Ltd.	200	5,410
FUJIFILM Holdings Corp.	100	2,873
Fujitsu Ltd.*	1,000	6,230
GungHo Online Entertainment, Inc.	100	616
Hino Motors Ltd.	100	1,475
Hitachi Ltd.	1,100	8,679
Hokkaido Electric Power Co., Inc.*	100	1,019
Hokuhoku Financial Group, Inc.	1,400	2,628
Hokuriku Electric Power Co.	100	1,284
Honda Motor Co. Ltd.	500	17,918
Hoya Corp.	100	2,964
Hulic Co. Ltd.	100	1,151
INPEX Corp.	300	3,803
Isetan Mitsukoshi Holdings Ltd.	100	1,128
ITOCHU Corp.	400	4,968
Iyo Bank Ltd. (The)	500	4,525
Japan Exchange Group, Inc.	100	2,372
Japan Retail Fund Investment Corp. REIT	1	1,973
Japan Tobacco, Inc.	300	9,527
JFE Holdings, Inc.	200	4,068
JSR Corp.	100	1,713
JTEKT Corp.	100	1,662
JX Holdings, Inc.	700	3,625
Kakaku.com, Inc.	100	1,664
Kansai Electric Power Co., (The), Inc.*	200	2,229
Kao Corp.	200	6,868
Kawasaki Heavy Industries Ltd.	1,000	4,088
KDDI Corp.	200	12,186
Kintetsu Corp.	1,000	3,626
Kobe Steel Ltd.*	1,000	1,366
Komatsu Ltd.	300	6,282
Konica Minolta, Inc.	200	2,030
Kuraray Co. Ltd.	100	1,118
Kyocera Corp.	100	4,511
Kyushu Electric Power Co., Inc.*	100	1,283
LIXIL Group Corp.	100	2,919
Marubeni Corp.	1,000	7,006
Marui Group Co. Ltd.	200	1,645
Mazda Motor Corp.*	1,000	4,805
Medipal Holdings Corp.	100	1,543
MEIJI Holdings Co. Ltd.	100	6,583
Mitsubishi Chemical Holdings Corp.	400	1,804
Mitsubishi Corp.	400	7,653
Mitsubishi Electric Corp.	1,000	11,840
Mitsubishi Heavy Industries Ltd.	1,000	6,141
Mitsubishi Motors Corp.*	100	1,106
Mitsubishi Tanabe Pharma Corp.	100	1,472
Mitsubishi UFJ Financial Group, Inc.	3,500	20,188
Mitsubishi UFJ Lease & Finance Co. Ltd.	500	2,550
Mitsui & Co. Ltd.	500	7,684
Mizuho Financial Group, Inc.	6,400	13,143

MS&AD Insurance Group Holdings, Inc.	100	2,366
Murata Manufacturing Co. Ltd.	100	9,522
Namco Bandai Holdings, Inc.	100	2,237
NEC Corp.	1,000	3,370
Nikon Corp.	100	1,831
Nippon Building Fund, Inc. REIT	1	5,719
Nippon Steel & Sumitomo Metal Corp.	2,000	5,837
Nippon Telegraph & Telephone Corp.	100	5,602
Nippon Yusen KK	1,000	3,193
Nissan Motor Co. Ltd.	700	6,266
Nisshin Seifun Group, Inc.	500	5,385
Nitto Denko Corp.	100	4,672
NKSJ Holdings, Inc.	100	2,524
Nomura Holdings, Inc.	1,000	6,751
Nomura Research Institute Ltd.	100	3,272
NTT DOCOMO, Inc.	400	6,686
NTT Urban Development Corp.	100	862
Olympus Corp.*	100	3,469
Omron Corp.	100	4,201
Ono Pharmaceutical Co. Ltd.	100	9,895
ORIX Corp.	400	5,896
Osaka Gas Co. Ltd.	1,000	4,157
Otsuka Holdings Co. Ltd.	100	3,069
Panasonic Corp.	600	7,523
Rakuten, Inc.	200	2,867
Resona Holdings, Inc.	500	2,604
Ricoh Co. Ltd.	200	2,510
SBI Holdings, Inc.	100	1,189
Secom Co. Ltd.	100	5,637
Sega Sammy Holdings, Inc.	100	2,337
Sekisui House Ltd.	100	1,252
Seven & I Holdings Co. Ltd.	200	7,493
Seven Bank Ltd.	500	1,828
Shikoku Electric Power Co., Inc.*	100	1,549
Shin-Etsu Chemical Co. Ltd.	100	5,658
Shinsei Bank Ltd.	1,000	2,073
Shionogi & Co. Ltd.	100	2,162
Shiseido Co. Ltd.	200	3,541
Showa Denko KK	1,300	1,878
Showa Shell Sekiyu KK	100	982
SoftBank Corp.	300	22,604
Sojitz Corp.	600	1,061
Sony Corp.	300	5,247
Sumitomo Chemical Co. Ltd.	1,000	4,088
Sumitomo Corp.	300	3,956
Sumitomo Electric Industries Ltd.	200	3,058
Sumitomo Mitsui Financial Group, Inc.	400	17,844
Sumitomo Mitsui Trust Holdings, Inc.	1,000	4,687
Sumitomo Rubber Industries Ltd.	100	1,345
Suzuki Motor Corp.	100	2,684
T&D Holdings, Inc.	200	2,449
Takeda Pharmaceutical Co. Ltd.	200	9,575
TDK Corp.	100	4,314
Terumo Corp.	100	4,260
Tohoku Electric Power Co., Inc.*	100	1,173
Tokio Marine Holdings, Inc.	200	5,919
Tokyo Electric Power Co., (The), Inc.*	400	1,863
Tokyo Gas Co. Ltd.	1,000	5,011
Tokyu Fudosan Holdings Corp.*	200	1,574
Toray Industries, Inc.	1,000	6,888
Toshiba Corp.	1,000	4,323
Toyo Seikan Group Holdings Ltd.	100	1,747
Toyota Industries Corp.	100	4,618
Toyota Motor Corp.	800	45,900
Toyota Tsusho Corp.	100	2,460
Trend Micro, Inc.	100	3,351
United Urban Investment Corp. REIT	1	1,528
USS Co. Ltd.	100	1,347
West Japan Railway Co.	100	4,097
Yahoo Japan Corp.	400	2,535
Yamada Denki Co. Ltd.	400	1,325
Yamaha Corp.	100	1,367

Yamaha Motor Co. Ltd.	100	1,446
Yamato Holdings Co. Ltd.	100	2,070
Yokogawa Electric Corp.	100	1,557

		714,724

Luxembourg - 0.3%
ArcelorMittal	271	4,289
Millicom International Cellular SA SDR	16	1,668
Tenaris SA	130	2,726
RTL Group SA	12	1,548
SES SA FDR	87	3,032

		13,263

Macau - 0.2%
Sands China Ltd.	700	5,854
Wynn Macau Ltd.	400	1,928

		7,782

Malaysia - 1.1%
Alliance Financial Group Bhd	800	1,118
AMMB Holdings Bhd	700	1,547
Astro Malaysia Holdings Bhd	1,000	964
Axiata Group Bhd	100	200
Berjaya Sports Toto Bhd	800	933
British American Tobacco Malaysia Bhd	100	1,831
Bumi Armada Bhd	100	119
CIMB Group Holdings Bhd	700	1,530
Dialog Group Bhd	700	724
DiGi.Com Bhd	1,400	2,201
Felda Global Ventures Holdings Bhd	1,100	1,544
Genting Malaysia Bhd	1,300	1,726
Genting Plantations Bhd	200	641
Hong Leong Bank Bhd	500	2,164
Hong Leong Financial Group Bhd	400	1,929
IHH Healthcare Bhd*	1,000	1,172
IJM Corp. Bhd	300	528
IOI Corp. Bhd	900	1,266
Kuala Lumpur Kepong Bhd	200	1,464
Lafarge Malaysia Bhd	400	1,067
Malayan Banking Bhd	1,800	5,373
Malaysia Airports Holdings Bhd	300	767
Maxis Bhd	1,000	2,127
MISC Bhd*	500	969
MMC Corp. Bhd	200	170
Parkson Holdings Bhd	400	337
Petronas Chemicals Group Bhd	700	1,442
Petronas Dagangan Bhd	200	1,872
Petronas Gas Bhd	300	2,161
PPB Group Bhd	100	486
Public Bank Bhd	600	3,490
RHB Capital Bhd	100	250
SapuraKencana Petroleum Bhd*	900	1,217
Sime Darby Bhd	600	1,668
Telekom Malaysia Bhd	600	1,038
Tenaga Nasional Bhd	500	1,831
UMW Holdings Bhd	400	1,441
YTL Corp. Bhd	1,300	627
YTL Power International Bhd*	1,300	675

		52,609

Mexico - 1.1%
Alfa SAB de CV, Class A	800	1,924
America Movil SAB de CV, Series L	10,100	9,780
Arca Continental SAB de CV	100	524
Cemex SAB de CV*	3,200	4,184
Coca-Cola Femsa SAB de CV, Series L	100	968
Compartamos SAB de CV	300	510
Controladora Comercial Mexicana SAB de CV	100	399
El Puerto de Liverpool SAB de CV	100	1,035
Fibra Uno Administracion SA de CV REIT	600	1,899
Fomento Economico Mexicano SAB de CV	600	5,135
Genomma Lab Internacional SAB de CV, Class B*	200	472
Grupo Aeroportuario del Pacifico SAB de CV, Class B	200	1,072
Grupo Aeroportuario del Sureste SAB de CV, Class B	100	1,115

Grupo Bimbo SAB de CV	400	1,048
Grupo Carso SAB de CV, Series A1	200	1,042
Grupo Comercial Chedraui SA de CV	100	291
Grupo Financiero Banorte SAB de CV, Class O	700	4,541
Grupo Financiero Inbursa SAB de CV, Class O	900	2,154
Grupo Financiero Santander Mexico SAB de CV, Class B	600	1,323
Grupo Mexico SAB de CV, Series B	1,100	3,379
Grupo Televisa SAB, Series CPO	800	4,700
Industrias CH SAB de CV, Series B*	100	612
Industrias Penoles SAB de CV	100	2,427
Kimberly-Clark de Mexico SAB de CV, Class A	400	966
Mexichem SAB de CV	300	977
Minera Frisco SAB de CV*	200	340
OHL Mexico SAB de CV*	300	754
Wal-Mart de Mexico SAB de CV, Series V	1,500	3,177

		56,748

Netherlands - 3.4%
Aegon NV	1,415	12,752
Akzo Nobel NV	63	5,218
ASML Holding NV	94	8,181
Corio NV REIT	8	376
Delta Lloyd NV	48	1,370
Fugro NV	19	1,104
Gemalto NV	22	2,475
Heineken Holding NV	21	1,358
Heineken NV	57	3,854
ING Groep NV*	1,033	15,071
Koninklijke Ahold NV	231	4,309
Koninklijke Boskalis Westminster NV	18	901
Koninklijke DSM NV	40	2,556
Koninklijke KPN NV*	873	3,115
Koninklijke Philips NV	254	8,891
Koninklijke Vopak NV	19	1,113
OCI NV*	24	1,174
QIAGEN NV*	58	1,308
Randstad Holding NV	33	2,079
Reed Elsevier NV	197	4,318
Royal Dutch Shell PLC, Class A	1,041	37,967
Royal Dutch Shell PLC, Class B	686	26,731
TNT Express NV	100	974
Unilever NV	424	16,814
Wolters Kluwer NV	87	2,513
Ziggo NV	40	1,830

		168,352

New Zealand - 0.1%
Auckland International Airport Ltd.	572	1,794
Contact Energy Ltd.	363	1,628
Fletcher Building Ltd.	202	1,595
Ryman Healthcare Ltd.	214	1,417
Telecom Corp. of New Zealand Ltd.	401	841

		7,275

Norway - 0.5%
Aker Solutions ASA	49	824
DNB ASA	271	4,917
Gjensidige Forsikring ASA	53	1,112
Norsk Hydro ASA	380	1,880
Orkla ASA	186	1,469
Statoil ASA	302	7,970
Telenor ASA	190	4,198
Yara International ASA	52	2,109

		24,479

Peru - 0.0% (b)
Cia de Minas Buenaventura SA, Class B, ADR	100	1,260

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	1,010	1,335
Aboitiz Power Corp.	1,000	870
Alliance Global Group, Inc.	500	336

Ayala Corp.	80	1,032
Ayala Land, Inc.	2,000	1,367
Bank of the Philippine Islands	490	991
BDO Unibank, Inc.	520	979
DMCI Holdings Inc.	100	155
Energy Development Corp.	900	118
International Container Terminal Services, Inc.	390	847
JG Summit Holdings, Inc.	200	210
Jollibee Foods Corp.	290	1,111
Metro Pacific Investments Corp.	2,000	208
Metropolitan Bank & Trust Company	320	588
SM Investments Corp.	20	311
SM Prime Holdings, Inc.	3,000	981
Universal Robina Corp.	380	1,192

		12,631

Poland - 0.5%
Alior Bank SA*	80	2,579
Bank Handlowy w Warszawie SA	16	610
Bank Millennium SA*	78	235
Bank Pekao SA	34	2,177
Bank Zachodni WBK SA	15	2,090
Cyfrowy Polsat SA*	283	1,901
Enea SA	79	380
Grupa Azoty SA	47	897
Grupa Lotos SA*	5	68
KGHM Polska Miedz SA	31	1,202
mBank	5	904
Orange Polska SA	190	637
PGE SA	209	1,277
Polski Koncern Naftowy Orlen SA	74	1,073
Polskie Gornictwo Naftowe i Gazownictwo SA	730	1,235
Powszechna Kasa Oszczednosci Bank Polski SA	237	3,472
Powszechny Zaklad Ubezpieczen SA	22	3,219
Synthos SA	290	515
Tauron Polska Energia SA	129	206

		24,677

Portugal - 0.1%
Banco Espirito Santo SA*	534	1,044
EDP - Energias de Portugal SA	616	2,670
Galp Energia SGPS SA	104	1,748
Jeronimo Martins SGPS SA	64	1,088
Portugal Telecom SGPS SA	190	853

		7,403

Russia - 1.1%
Gazprom OAO, ADR	400	3,080
Lukoil OAO, ADR	100	5,500
Magnit OJSC, GDR	137	7,672
MegaFon OAO, GDR	128	3,712
MMC Norilsk Nickel OJSC, ADR	200	3,344
Mobile TeleSystems OJSC, ADR	300	5,166
NovaTek OAO, GDR	57	7,216
Rosneft Oil Co., OJSC, GDR	700	4,725
Severstal OAO, GDR	200	1,658
Sistema JSFC, GDR	119	2,945
Surgutneftegas OJSC, ADR	400	3,044
Tatneft, ADR	100	3,610
VTB Bank OJSC, GDR	1,200	2,759

		54,431

Singapore - 1.1%
Ascendas Real Estate Investment Trust REIT	1,000	1,704
CapitaCommercial Trust REIT	1,000	1,156
CapitaLand Ltd.	1,000	2,248
CapitaMall Trust REIT	1,000	1,499
CapitaMalls Asia Ltd.	1,000	1,412
ComfortDelGro Corp. Ltd.	1,000	1,523
DBS Group Holdings Ltd.	1,000	13,032
Genting Singapore PLC	2,000	2,122
Global Logistic Properties Ltd.	1,000	2,232

Golden Agri-Resources Ltd.	2,000	876
Hutchison Port Holdings Trust, Class U	1,000	625
Keppel Corp. Ltd.	1,000	8,259
Oversea-Chinese Banking Corp. Ltd.	1,000	7,542
Singapore Technologies Engineering Ltd.	1,000	2,998
Singapore Telecommunications Ltd.	2,000	5,680
Wilmar International Ltd.	1,000	2,722

		55,630

South Africa - 0.6%
AngloGold Ashanti Ltd., ADR	200	3,516
Gold Fields Ltd., ADR	900	3,321
Harmony Gold Mining Co. Ltd., ADR	700	2,268
Impala Platinum Holdings Ltd., ADR	300	3,150
MTN Group Ltd., ADR	400	7,280
Sasol Ltd., ADR	200	10,210

		29,745

South Korea - 3.3%
Amorepacific Corp.	1	1,100
AMOREPACIFIC Group	1	468
BS Financial Group, Inc.	70	1,043
Celltrion, Inc.*	18	809
Cheil Industries, Inc.	28	1,807
Cheil Worldwide, Inc.*	40	916
CJ CheilJedang Corp.	2	514
CJ Corp.	4	478
Coway Co. Ltd.	24	1,536
Daelim Industrial Co. Ltd.	7	578
Daewoo International Corp.	10	393
Daewoo Securities Co. Ltd.	10	80
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	30	923
DGB Financial Group, Inc.	60	922
Dongbu Insurance Co. Ltd.	30	1,442
Doosan Corp.	1	129
Doosan Infracore Co. Ltd.*	10	126
E-Mart Co. Ltd.	8	1,904
GS Holdings	8	371
Halla Visteon Climate Control Corp.	30	1,117
Hana Financial Group, Inc.	80	3,125
Hankook Tire Co. Ltd.	28	1,631
Hanwha Chemical Corp.	30	590
Hanwha Corp.	10	337
Hanwha Life Insurance Co. Ltd.	160	1,025
Hite Jinro Co. Ltd.	10	220
Hyosung Corp.	16	1,091
Hyundai Department Store Co. Ltd.	6	795
Hyundai Development Co.-Engineering & Construction	10	274
Hyundai Engineering & Construction Co. Ltd.	14	766
Hyundai Glovis Co. Ltd.	6	1,318
Hyundai Heavy Industries Co. Ltd.	8	1,645
Hyundai Marine & Fire Insurance Co. Ltd.	50	1,363
Hyundai Merchant Marine Co. Ltd.*	20	251
Hyundai Mipo Dockyard Co. Ltd.	2	296
Hyundai Mobis	20	5,874
Hyundai Motor Co.	40	9,180
Hyundai Steel Co.	20	1,274
Hyundai Wia Corp.	7	1,108
Industrial Bank of Korea	20	255
Kangwon Land, Inc.	40	1,195
KB Financial Group, Inc.	90	3,364
KCC Corp.	3	1,450
Kia Motors Corp.	68	3,529
Korea Aerospace Industries Ltd.	30	882
Korea Electric Power Corp.	40	1,386
Korea Gas Corp.*	5	325
Korea Investment Holdings Co. Ltd.	20	720
Korea Zinc Co. Ltd.	4	1,278
KT Corp.	10	284
KT&G Corp.	42	3,077
Kumho Petro Chemical Co. Ltd.	5	416
LG Chem Ltd.	14	3,338

LG Corp.	15	787
LG Display Co. Ltd.*	50	1,141
LG Electronics, Inc.	25	1,426
LG Household & Health Care Ltd.	3	1,284
LG Innotek Co. Ltd.*	3	257
LG Uplus Corp.	80	783
Lotte Chemical Corp.	5	951
Lotte Shopping Co. Ltd.	4	1,265
LS Corp.	3	206
LS Industrial Systems Co. Ltd.	7	415
Mirae Asset Securities Co. Ltd.	10	356
NAVER Corp.	9	6,888
NCSoft Corp.	6	1,074
NHN Entertainment Corp.*	4	372
OCI Co. Ltd.*	7	1,357
Orion Corp.*	1	837
POSCO	27	7,183
S-1 Corp.	10	763
Samsung C&T Corp.	23	1,355
Samsung Card Co. Ltd.	30	944
Samsung Electro-Mechanics Co. Ltd.	16	1,016
Samsung Electronics Co. Ltd.	28	35,384
Samsung Engineering Co. Ltd.*	6	422
Samsung Fire & Marine Insurance Co. Ltd.	16	3,530
Samsung Heavy Industries Co. Ltd.	30	897
Samsung Life Insurance Co. Ltd.	31	2,933
Samsung SDI Co. Ltd.	10	1,400
Samsung Securities Co. Ltd.	20	742
Samsung Techwin Co. Ltd.	11	543
Shinhan Financial Group Co. Ltd.	130	5,413
Shinsegae Co. Ltd.	4	845
SK C&C Co. Ltd.	8	1,087
SK Holdings Co. Ltd.	4	721
SK Hynix, Inc.*	140	5,082
SK Innovation Co. Ltd.	4	500
SK Telecom Co. Ltd.	6	1,217
S-Oil Corp.	7	429
Woori Finance Holdings Co. Ltd.*	40	452
Yuhan Corp.	3	555

		163,130

Spain - 2.6%
Abertis Infraestructuras SA	113	2,655
ACS Actividades de Construccion y Servicios SA	40	1,438
Amadeus IT Holding SA, Class A	99	4,354
Banco Bilbao Vizcaya Argentaria SA	1,673	20,772
Banco de Sabadell SA	920	3,040
Banco Popular Espanol SA	386	2,783
Banco Santander SA	3,661	33,180
Bankia SA*	1,105	2,320
CaixaBank SA	466	2,940
Distribuidora Internacional de Alimentacion SA	130	1,116
Enagas SA	57	1,659
Ferrovial SA	109	2,302
Gas Natural SDG SA	100	2,567
Grifols SA	39	2,223
Iberdrola SA	1,423	9,461
Inditex SA	60	8,638
Mapfre SA	305	1,263
Red Electrica Corp. SA	31	2,413
Repsol SA	237	5,955
Telefonica SA	1,116	17,114
Zardoya Otis SA	42	727

		128,920

Sweden - 2.2%
Alfa Laval AB	68	1,845
Assa Abloy AB, Class B	76	3,870
Atlas Copco AB, Class A	168	4,719
Atlas Copco AB, Class B	94	2,497
Boliden AB	74	1,174
Electrolux AB	66	1,564

Elekta AB, Class B	67	891
Getinge AB, Class B	44	1,584
Hennes & Mauritz AB, Class B	242	10,916
Hexagon AB, Class B	92	3,264
Husqvarna AB, Class B	88	595
Industrivarden AB, Class C	35	677
Investment AB Kinnevik, Class B	49	1,902
Investor AB, Class B	110	3,920
Lundin Petroleum AB*	48	964
Nordea Bank AB	787	11,274
Sandvik AB	280	3,906
Scania AB, Class B	78	2,397
Securitas AB, Class B	56	617
Skandinaviska Enskilda Banken AB, Class A	378	5,315
Skanska AB, Class B	82	1,780
SKF AB, Class B	98	2,624
Svenska Cellulosa AB SCA, Class B	147	4,464
Svenska Handelsbanken AB, Class A	115	6,009
Swedbank AB, Class A	273	7,707
Swedish Match AB	37	1,171
Tele2 AB, Class B	65	806
Telefonaktiebolaget LM Ericsson, Class B	839	10,874
TeliaSonera AB	553	4,262
Volvo AB, Class B	412	6,201

		109,789

Switzerland - 7.3%
ABB Ltd.*	599	15,317
Actelion Ltd.*	27	2,863
Adecco SA*	42	3,627
Aryzta AG*	21	1,753
Baloise Holding AG	16	2,063
Barry Callebaut AG*	1	1,247
Cie Financiere Richemont SA	143	14,243
Coca-Cola HBC AG*	53	1,318
Credit Suisse Group AG*	411	12,945
EMS-Chemie Holding AG	3	1,156
Geberit AG	11	3,459
Givaudan SA*	3	4,707
Glencore Xstrata PLC*	2,881	15,882
Holcim Ltd.*	61	4,952
Julius Baer Group Ltd.*	62	2,906
Kuehne + Nagel International AG	18	2,571
Lonza Group AG*	14	1,480
Nestle SA	878	66,486
Novartis AG	622	51,945
Pargesa Holding SA	9	774
Partners Group Holding AG	6	1,563
Roche Holding AG	190	58,631
Schindler Holding AG	15	2,250
Schindler Holding AG	8	1,215
SGS SA	2	4,955
Sika AG	1	3,688
Sonova Holding AG*	17	2,405
STMicroelectronics NV*	170	1,541
Sulzer AG	7	991
Swatch Group AG (The) - Bearer	12	1,411
Swatch Group AG (The) - Registered	9	6,007
Swiss Life Holding AG*	11	2,738
Swiss Prime Site AG*	19	1,596
Swiss Re AG*	81	7,570
Swisscom AG	7	4,147
Syngenta AG	27	9,824
Transocean Ltd.*	101	4,269
UBS AG*	980	21,026
Wolseley PLC	70	4,074
Zurich Insurance Group AG*	44	13,483

		365,078

Taiwan - 1.7%
Advanced Semiconductor Engineering, Inc., ADR	2,200	10,934
AU Optronics Corp., ADR*	1,600	5,328
Chunghwa Telecom Co. Ltd., ADR	100	3,025

Hon Hai Precision Industry Co. Ltd., GDR	4,300	24,080
Siliconware Precision Industries Co., ADR	1,100	6,974
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,300	23,491
United Microelectronics Corp., ADR	5,200	10,452

		84,284

Thailand - 0.4%
Bangkok Bank PCL, NVDR	500	2,636
Indorama Ventures PCL, NVDR	2,400	1,530
IRPC PCL, NVDR	10,300	1,073
Kasikornbank PCL, NVDR	500	2,613
Krung Thai Bank PCL, NVDR	4,000	2,195
PTT Exploration & Production PCL, NVDR	600	2,832
PTT PCL, NVDR	500	4,490
Siam Commercial Bank PCL, NVDR	600	2,786
Thai Oil PCL, NVDR	800	1,275

		21,430

Turkey - 0.3%
Akbank TAS	521	1,348
Arcelik AS	215	1,153
BIM Birlesik Magazalar AS	2	37
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	815	830
Enka Insaat ve Sanayi AS	207	626
Eregli Demir ve Celik Fabrikalari TAS	839	919
Ford Otomotiv Sanayi AS	124	1,097
Haci Omer Sabanci Holding AS	257	910
KOC Holding AS	101	374
Koza Altin Isletmeleri AS	29	249
TAV Havalimanlari Holding AS	175	1,235
Tofas Turk Otomobil Fabrikasi AS	148	713
Tupras Turkiye Petrol Rafinerileri AS	46	810
Turk Hava Yollari	211	628
Turk Telekomunikasyon AS	119	320
Turkcell Iletisim Hizmetleri AS*	176	917
Turkiye Garanti Bankasi AS	588	1,612
Turkiye Halk Bankasi AS	157	771
Turkiye Is Bankasi, Class C	427	790
Turkiye Sise ve Cam Fabrikalari AS	152	155
Turkiye Vakiflar Bankasi TAO, Class D	131	196
Ulker Biskuvi Sanayi AS	24	133
Yapi ve Kredi Bankasi AS	205	307

		16,130

United Kingdom - 14.1%
3i Group PLC	263	1,854
Aberdeen Asset Management PLC	268	1,753
Admiral Group PLC	57	1,370
Aggreko PLC	78	2,038
AMEC PLC	84	1,580
Anglo American PLC	377	9,665
Antofagasta PLC	106	1,598
ARM Holdings PLC	373	6,308
Associated British Foods PLC	91	4,568
AstraZeneca PLC	336	22,978
Aviva PLC	794	6,297
Babcock International Group PLC	109	2,685
BAE Systems PLC	874	6,014
Barclays PLC	4,106	17,334
BG Group PLC	927	16,897
BHP Billiton PLC	574	18,536
BP PLC	5,108	43,144
British American Tobacco PLC	511	27,810
British Land Co. PLC REIT	227	2,649
British Sky Broadcasting Group PLC	301	4,738
BT Group PLC	2,150	14,754
Bunzl PLC	90	2,371
Burberry Group PLC	121	3,122
Capita PLC	188	3,589
Carnival PLC	47	1,938
Centrica PLC	1,462	7,810

CNH Industrial NV*	253	2,783
Cobham PLC	290	1,449
Compass Group PLC	472	7,465
Croda International PLC	39	1,659
Diageo PLC	671	21,107
Direct Line Insurance Group PLC	339	1,501
easyJet PLC	49	1,412
Fresnillo PLC	60	956
G4S PLC	453	1,801
GKN PLC	440	2,989
GlaxoSmithKline PLC	1,317	36,863
Hammerson PLC REIT	158	1,520
Hargreaves Lansdown PLC	59	1,380
HSBC Holdings PLC	4,992	52,638
ICAP PLC	153	1,123
IMI PLC	73	1,864
Imperial Tobacco Group PLC	258	10,529
Inmarsat PLC	125	1,454
InterContinental Hotels Group PLC	67	2,179
International Consolidated Airlines Group SA*	264	1,928
Intertek Group PLC	48	2,364
Intu Properties PLC REIT	146	794
Investec PLC	159	1,184
ITV PLC	1,056	3,570
J Sainsbury PLC	279	1,601
Johnson Matthey PLC	56	3,059
Kingfisher PLC	662	4,368
Land Securities Group PLC REIT	185	3,364
Legal & General Group PLC	1,606	6,465
Lloyds Banking Group PLC*	13,351	18,451
London Stock Exchange Group PLC	49	1,663
Marks & Spencer Group PLC	455	3,836
Meggitt PLC	209	1,764
Melrose Industries PLC	280	1,539
National Grid PLC	1,047	14,631
Next PLC	45	5,075
Old Mutual PLC	1,369	4,518
Pearson PLC	232	3,935
Persimmon PLC*	82	1,986
Petrofac Ltd.	75	1,718
Prudential PLC	697	15,815
Reckitt Benckiser Group PLC	176	14,482
Reed Elsevier PLC	336	5,151
Rexam PLC	219	1,811
Rio Tinto PLC	353	20,290
Rolls-Royce Holdings PLC*	508	8,498
Royal Bank of Scotland Group PLC*	569	3,124
RSA Insurance Group PLC	1,056	1,720
SABMiller PLC	736	36,074
Sage Group PLC (The)	290	2,096
Schroders PLC	28	1,272
Segro PLC REIT	108	645
Serco Group PLC	155	1,195
Severn Trent PLC	71	2,200
Smith & Nephew PLC	260	4,143
Smiths Group PLC	106	2,428
SSE PLC	274	6,437
Standard Chartered PLC	647	13,705
Standard Life PLC	661	4,317
Subsea 7 SA	77	1,469
Tate & Lyle PLC	116	1,247
Tesco PLC	2,121	11,692
Travis Perkins PLC	64	2,095
TUI Travel PLC	103	771
Tullow Oil PLC	252	3,372
Unilever PLC	341	13,939
United Utilities Group PLC	203	2,650
Vodafone Group PLC	7,166	29,879
Weir Group PLC (The)	58	2,493
Whitbread PLC	45	3,381
William Hill PLC	225	1,498
WM Morrison Supermarkets PLC	536	2,112
WPP PLC	374	8,192

		704,078

United States - 0.4%
Southern Copper Corp.	100	3,051
Thomson Reuters Corp.	100	3,432
Valeant Pharmaceuticals International, Inc.*	100	14,274

		20,757

TOTAL COMMON STOCKS
(Cost $4,952,212)		4,955,616

PREFERRED STOCKS - 1.6%
Brazil - 0.9%
Banco Bradesco SA	600	6,989
Banco do Estado do Rio Grande do Sul, Class B	100	486
Bradespar SA	100	909
Centrais Eletricas Brasileiras SA, Class B	100	388
Cia Energetica de Minas Gerais	200	1,145
Gerdau SA	300	1,847
Itau Unibanco Holding SA	700	9,323
Itausa - Investimentos Itau SA	800	2,897
Klabin SA	100	495
Lojas Americanas SA	100	617
Marcopolo SA	100	197
Metalurgica Gerdau SA	100	764
Oi SA	300	459
Petroleo Brasileiro SA	1,200	6,955
Suzano Papel e Celulose SA, Class A	100	379
Telefonica Brasil SA	100	1,833
Usinas Siderurgicas de Minas Gerais SA, Class A*	100	416
Vale SA	600	7,444

		43,543

Chile - 0.0% (b)
Embotelladora Andina SA, Class B	80	310
Sociedad Quimica y Minera de Chile SA, Class B	30	915

		1,225

Germany - 0.5%
Bayerische Motoren Werke AG	14	1,229
Fuchs Petrolub SE	10	998
Henkel AG & Co. KGaA	48	5,357
Porsche Automobil Holding SE	42	4,417
Volkswagen AG	40	10,435

		22,436

South Korea - 0.2%
Hyundai Motor Co.	14	1,810
Hyundai Motor Co.	19	2,581
LG Chem Ltd.	7	1,000
Samsung Electronics Co. Ltd.	6	5,975

		11,366

TOTAL PREFERRED STOCKS
(Cost $75,528)		78,570

RIGHTS - 0.0% (b)
Brazil - 0.0% (b)
Itausa - Investimentos Itau SA*, expires 3/26/14
(Cost $0)	12	11

TOTAL INVESTMENTS - 101.1%
(Cost $5,027,740) (c)		$5,034,197
Liabilities in excess of other assets - (1.1%)		(55,246)

NET ASSETS - 100.0%		$4,978,951

For Information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus.

SECTOR BREAKDOWN AS OF FEBRUARY 28, 2014 (Unaudited)

	Value	% of Net Assets
Financial	$1,305,354	26.2%
Consumer, Non-cyclical	949,067	19.1
Consumer, Cyclical	566,557	11.4

Industrial	524,524	10.5
Energy	431,169	8.7
Communications	416,580	8.4
Basic Materials	409,673	8.2
Technology	200,974	4.0
Utilities	175,633	3.5
Diversified	54,666	1.1

Total Investments	5,034,197	101.1
Other Assets and Liabilities	(55,246)	(1.1)

Net Assets	$4,978,951	100.0%

As of February 28, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)[1]
JP Morgan & Chase Co.	3/5/2014	AUD	145,000	USD	126,518	(2,828)
Barclays Bank PLC	3/5/2014	AUD	145,000	USD	126,519	(2,827)
JP Morgan & Chase Co.	3/5/2014	CAD	206,000	USD	185,145	(870)
Barclays Bank PLC	3/5/2014	CAD	206,000	USD	185,145	(870)
JP Morgan & Chase Co.	3/5/2014	CAD	7,000	USD	6,302	(19)
Barclays Bank PLC	3/5/2014	CAD	1,400	USD	1,265	—
The Bank of New York Mellon	3/5/2014	CHF	141,000	USD	155,802	(4,522)
JP Morgan & Chase Co.	3/5/2014	CHF	141,000	USD	155,810	(4,515)
Barclays Bank PLC	3/5/2014	CHF	8,000	USD	8,881	(215)
The Bank of New York Mellon	3/5/2014	CLP	5,602,000	USD	10,047	31
JP Morgan & Chase Co.	3/5/2014	CLP	5,602,000	USD	10,044	28
Barclays Bank PLC	3/5/2014	CZK	28,000	USD	1,372	(42)
The Bank of New York Mellon	3/5/2014	CZK	28,000	USD	1,373	(42)
Barclays Bank PLC	3/5/2014	DKK	97,000	USD	17,556	(386)
JP Morgan & Chase Co.	3/5/2014	DKK	97,000	USD	17,556	(386)
The Bank of New York Mellon	3/5/2014	DKK	9,231	USD	1,709	1
Barclays Bank PLC	3/5/2014	EGP	14,000	USD	2,005	(4)
JP Morgan & Chase Co.	3/5/2014	EGP	14,000	USD	1,969	(39)
JP Morgan & Chase Co.	3/5/2014	EUR	394,000	USD	531,906	(11,931)
Barclays Bank PLC	3/5/2014	EUR	394,000	USD	531,921	(11,916)
Barclays Bank PLC	3/5/2014	EUR	7,000	USD	9,472	(190)
JP Morgan & Chase Co.	3/5/2014	EUR	4,644	USD	6,414	4
The Bank of New York Mellon	3/5/2014	GBP	230,000	USD	378,246	(6,884)
JP Morgan & Chase Co.	3/5/2014	GBP	230,000	USD	378,247	(6,883)
Barclays Bank PLC	3/5/2014	GBP	12,000	USD	19,568	(526)
Barclays Bank PLC	3/5/2014	HKD	1,257,000	USD	161,900	(74)
JP Morgan & Chase Co.	3/5/2014	HKD	1,257,000	USD	161,900	(75)
Barclays Bank PLC	3/5/2014	HKD	33,000	USD	4,252	—
JP Morgan & Chase Co.	3/5/2014	HUF	659,000	USD	2,844	(90)
Barclays Bank PLC	3/5/2014	HUF	659,000	USD	2,846	(88)
JP Morgan & Chase Co.	3/5/2014	IDR	165,670,000	USD	13,453	(805)
JP Morgan & Chase Co.	3/5/2014	IDR	165,670,000	USD	13,538	(720)
Barclays Bank PLC	3/5/2014	ILS	30,000	USD	8,528	(72)
Barclays Bank PLC	3/5/2014	ILS	30,000	USD	8,528	(71)
JP Morgan & Chase Co.	3/5/2014	INR	2,543,000	USD	41,028	51
Barclays Bank PLC	3/5/2014	INR	2,456,000	USD	38,892	(683)
JP Morgan & Chase Co.	3/5/2014	INR	2,456,000	USD	38,892	(683)
Barclays Bank PLC	3/5/2014	JPY	32,280,000	USD	315,625	(1,569)
JP Morgan & Chase Co.	3/5/2014	JPY	32,280,000	USD	315,632	(1,562)
JP Morgan & Chase Co.	3/5/2014	JPY	6,094,000	USD	59,611	(271)
Barclays Bank PLC	3/5/2014	JPY	1,947,000	USD	19,291	159
JP Morgan & Chase Co.	3/5/2014	KRW	89,069,000	USD	83,058	(353)
Barclays Bank PLC	3/5/2014	KRW	89,069,000	USD	82,003	(1,409)
JP Morgan & Chase Co.	3/5/2014	MXN	391,000	USD	29,200	(274)
Barclays Bank PLC	3/5/2014	MXN	391,000	USD	29,200	(274)
Barclays Bank PLC	3/5/2014	MYR	85,000	USD	25,347	(587)
JP Morgan & Chase Co.	3/5/2014	MYR	85,000	USD	25,341	(592)
Barclays Bank PLC	3/5/2014	NOK	87,000	USD	13,840	(652)
JP Morgan & Chase Co.	3/5/2014	NOK	87,000	USD	13,840	(652)
Barclays Bank PLC	3/5/2014	NZD	4,000	USD	3,231	(122)
JP Morgan & Chase Co.	3/5/2014	NZD	4,000	USD	3,231	(122)
JP Morgan & Chase Co.	3/5/2014	PHP	269,000	USD	5,924	(103)
Barclays Bank PLC	3/5/2014	PHP	269,000	USD	6,357	331
Barclays Bank PLC	3/5/2014	PLN	34,000	USD	10,785	(492)
JP Morgan & Chase Co.	3/5/2014	PLN	34,000	USD	10,784	(493)
Barclays Bank PLC	3/5/2014	RUB	1,019,000	USD	28,830	555

JP Morgan & Chase Co.	3/5/2014	RUB	1,019,000	USD	28,767	493
JP Morgan & Chase Co.	3/5/2014	SEK	331,000	USD	50,557	(1,063)
Barclays Bank PLC	3/5/2014	SEK	331,000	USD	50,558	(1,063)
JP Morgan & Chase Co.	3/5/2014	SGD	34,000	USD	26,618	(203)
Barclays Bank PLC	3/5/2014	SGD	34,000	USD	26,618	(203)
JP Morgan & Chase Co.	3/5/2014	THB	488,000	USD	14,679	(275)
Barclays Bank PLC	3/5/2014	THB	488,000	USD	14,683	(270)
JP Morgan & Chase Co.	3/5/2014	TRY	18,000	USD	7,891	(240)
Barclays Bank PLC	3/5/2014	TRY	18,000	USD	7,881	(250)
The Bank of New York Mellon	3/5/2014	TWD	2,411,000	USD	79,579	(10)
JP Morgan & Chase Co.	3/5/2014	TWD	2,403,000	USD	79,281	(44)
Barclays Bank PLC	3/5/2014	TWD	2,403,000	USD	79,384	59
The Bank of New York Mellon	3/5/2014	USD	544,177	EUR	394,000	(340)
Barclays Bank PLC	3/5/2014	USD	544,173	EUR	394,000	(336)
JP Morgan & Chase Co.	3/5/2014	USD	385,443	GBP	230,000	(313)
The Bank of New York Mellon	3/5/2014	USD	385,443	GBP	230,000	(313)
The Bank of New York Mellon	3/5/2014	USD	316,271	JPY	32,280,000	923
JP Morgan & Chase Co.	3/5/2014	USD	316,269	JPY	32,280,000	925
The Bank of New York Mellon	3/5/2014	USD	186,088	CAD	206,000	(73)
Barclays Bank PLC	3/5/2014	USD	186,088	CAD	206,000	(73)
JP Morgan & Chase Co.	3/5/2014	USD	161,963	HKD	1,257,000	12
JP Morgan & Chase Co.	3/5/2014	USD	161,963	HKD	1,257,000	12
Barclays Bank PLC	3/5/2014	USD	160,083	CHF	141,000	241
JP Morgan & Chase Co.	3/5/2014	USD	160,083	CHF	141,000	241
Barclays Bank PLC	3/5/2014	USD	129,745	AUD	145,000	(399)
The Bank of New York Mellon	3/5/2014	USD	129,745	AUD	145,000	(399)
Barclays Bank PLC	3/5/2014	USD	83,433	KRW	89,069,000	(21)
JP Morgan & Chase Co.	3/5/2014	USD	83,261	KRW	89,069,000	151
Barclays Bank PLC	3/5/2014	USD	79,477	TWD	2,411,000	112
JP Morgan & Chase Co.	3/5/2014	USD	79,317	TWD	2,403,000	7
Barclays Bank PLC	3/5/2014	USD	79,283	TWD	2,403,000	41
JP Morgan & Chase Co.	3/5/2014	USD	78,783	JPY	8,041,000	230
Barclays Bank PLC	3/5/2014	USD	51,672	SEK	331,000	(52)
JP Morgan & Chase Co.	3/5/2014	USD	51,672	SEK	331,000	(52)
Barclays Bank PLC	3/5/2014	USD	49,209	ZAR	557,000	2,477
JP Morgan & Chase Co.	3/5/2014	USD	40,212	ZAR	432,000	(125)
Barclays Bank PLC	3/5/2014	USD	40,212	ZAR	432,000	(125)
JP Morgan & Chase Co.	3/5/2014	USD	40,174	INR	2,543,000	803
The Bank of New York Mellon	3/5/2014	USD	39,725	INR	2,456,000	(150)
JP Morgan & Chase Co.	3/5/2014	USD	39,634	INR	2,456,000	(59)
Barclays Bank PLC	3/5/2014	USD	29,520	MXN	391,000	(46)
Barclays Bank PLC	3/5/2014	USD	29,520	MXN	391,000	(46)
JP Morgan & Chase Co.	3/5/2014	USD	28,409	RUB	1,019,000	(134)
The Bank of New York Mellon	3/5/2014	USD	28,346	RUB	1,019,000	(71)
JP Morgan & Chase Co.	3/5/2014	USD	26,842	SGD	34,000	(20)
Barclays Bank PLC	3/5/2014	USD	26,842	SGD	34,000	(20)
Barclays Bank PLC	3/5/2014	USD	25,961	MYR	85,000	(28)
JP Morgan & Chase Co.	3/5/2014	USD	25,943	MYR	85,000	(10)
Barclays Bank PLC	3/5/2014	USD	20,110	GBP	12,000	(16)
JP Morgan & Chase Co.	3/5/2014	USD	17,953	DKK	97,000	(11)
Barclays Bank PLC	3/5/2014	USD	17,953	DKK	97,000	(11)
JP Morgan & Chase Co.	3/5/2014	USD	16,000	EUR	11,644	72
The Bank of New York Mellon	3/5/2014	USD	14,969	THB	488,000	(15)
Barclays Bank PLC	3/5/2014	USD	14,947	THB	488,000	7
JP Morgan & Chase Co.	3/5/2014	USD	14,521	NOK	87,000	(29)
JP Morgan & Chase Co.	3/5/2014	USD	14,521	NOK	87,000	(29)
Barclays Bank PLC	3/5/2014	USD	14,356	IDR	165,670,000	(98)
The Bank of New York Mellon	3/5/2014	USD	14,302	IDR	165,670,000	(44)
Barclays Bank PLC	3/5/2014	USD	11,256	PLN	34,000	21
JP Morgan & Chase Co.	3/5/2014	USD	11,256	PLN	34,000	21
The Bank of New York Mellon	3/5/2014	USD	10,026	CLP	5,602,000	(10)
Barclays Bank PLC	3/5/2014	USD	10,020	CLP	5,602,000	(4)
JP Morgan & Chase Co.	3/5/2014	USD	8,602	ILS	30,000	(2)
The Bank of New York Mellon	3/5/2014	USD	8,601	ILS	30,000	(2)
The Bank of New York Mellon	3/5/2014	USD	8,579	CHF	7,556	13
The Bank of New York Mellon	3/5/2014	USD	8,158	TRY	18,000	(26)
The Bank of New York Mellon	3/5/2014	USD	8,157	TRY	18,000	(26)
JP Morgan & Chase Co.	3/5/2014	USD	7,650	CAD	8,400	(65)
Barclays Bank PLC	3/5/2014	USD	6,027	PHP	269,000	—
The Bank of New York Mellon	3/5/2014	USD	6,023	PHP	269,000	4
The Bank of New York Mellon	3/5/2014	USD	4,255	HKD	33,000	(3)
JP Morgan & Chase Co.	3/5/2014	USD	3,361	NZD	4,000	(8)

Barclays Bank PLC	3/5/2014	USD	3,361	NZD	4,000	(8)
Barclays Bank PLC	3/5/2014	USD	2,935	HUF	659,000	(2)
JP Morgan & Chase Co.	3/5/2014	USD	2,935	HUF	659,000	(2)
Barclays Bank PLC	3/5/2014	USD	2,011	EGP	14,000	(3)
JP Morgan & Chase Co.	3/5/2014	USD	2,011	EGP	14,000	(3)
Barclays Bank PLC	3/5/2014	USD	1,700	DKK	9,231	8
JP Morgan & Chase Co.	3/5/2014	USD	1,415	CZK	28,000	(1)
The Bank of New York Mellon	3/5/2014	USD	1,415	CZK	28,000	(1)
Barclays Bank PLC	3/5/2014	USD	500	CHF	444	4
JP Morgan & Chase Co.	3/5/2014	ZAR	557,000	USD	51,846	160
The Bank of New York Mellon	3/5/2014	ZAR	432,000	USD	38,561	(1,525)
The Bank of New York Mellon	3/5/2014	ZAR	432,000	USD	38,560	(1,527)
JP Morgan & Chase Co.	3/7/2014	BRL	128,000	USD	52,681	(1,799)
Barclays Bank PLC	3/7/2014	BRL	128,000	USD	52,660	(1,821)
JP Morgan & Chase Co.	3/7/2014	USD	54,912	BRL	128,000	(432)
Barclays Bank PLC	3/7/2014	USD	54,837	BRL	128,000	(356)
Barclays Bank PLC	4/3/2014	AUD	153,000	USD	136,635	426
JP Morgan & Chase Co.	4/3/2014	AUD	153,000	USD	136,634	425
Barclays Bank PLC	4/3/2014	BRL	132,000	USD	56,193	434
JP Morgan & Chase Co.	4/3/2014	BRL	132,000	USD	56,087	327
Barclays Bank PLC	4/3/2014	CAD	213,000	USD	192,278	78
JP Morgan & Chase Co.	4/3/2014	CAD	213,000	USD	192,279	79
JP Morgan & Chase Co.	4/3/2014	CHF	149,000	USD	169,198	(259)
Barclays Bank PLC	4/3/2014	CHF	149,000	USD	169,203	(254)
JP Morgan & Chase Co.	4/3/2014	CLP	6,002,000	USD	10,704	9
Barclays Bank PLC	4/3/2014	CLP	6,002,000	USD	10,735	40
JP Morgan & Chase Co.	4/3/2014	CZK	30,000	USD	1,517	1
Barclays Bank PLC	4/3/2014	CZK	30,000	USD	1,517	1
Barclays Bank PLC	4/3/2014	DKK	119,000	USD	22,029	12
JP Morgan & Chase Co.	4/3/2014	DKK	119,000	USD	22,030	13
Barclays Bank PLC	4/3/2014	EGP	15,000	USD	2,131	(5)
JP Morgan & Chase Co.	4/3/2014	EGP	15,000	USD	2,154	19
JP Morgan & Chase Co.	4/3/2014	EUR	415,000	USD	573,161	345
Barclays Bank PLC	4/3/2014	EUR	415,000	USD	573,166	349
Barclays Bank PLC	4/3/2014	GBP	238,000	USD	398,764	323
JP Morgan & Chase Co.	4/3/2014	GBP	238,000	USD	398,760	319
Barclays Bank PLC	4/3/2014	HKD	1,309,000	USD	168,672	(15)
JP Morgan & Chase Co.	4/3/2014	HKD	1,309,000	USD	168,673	(14)
Barclays Bank PLC	4/3/2014	HUF	517,000	USD	2,299	1
JP Morgan & Chase Co.	4/3/2014	HUF	517,000	USD	2,299	1
Barclays Bank PLC	4/3/2014	IDR	170,725,000	USD	14,676	58
JP Morgan & Chase Co.	4/3/2014	IDR	170,725,000	USD	14,634	17
Barclays Bank PLC	4/3/2014	ILS	32,000	USD	9,171	1
JP Morgan & Chase Co.	4/3/2014	ILS	32,000	USD	9,172	2
JP Morgan & Chase Co.	4/3/2014	JPY	36,268,000	USD	355,395	(1,041)
Barclays Bank PLC	4/3/2014	JPY	36,268,000	USD	355,382	(1,054)
Barclays Bank PLC	4/3/2014	KRW	92,379,000	USD	86,210	(150)
JP Morgan & Chase Co.	4/3/2014	KRW	92,379,000	USD	86,325	(34)
Barclays Bank PLC	4/3/2014	MXN	372,000	USD	28,022	44
JP Morgan & Chase Co.	4/3/2014	MXN	372,000	USD	28,022	44
JP Morgan & Chase Co.	4/3/2014	MYR	85,000	USD	25,908	28
Barclays Bank PLC	4/3/2014	MYR	85,000	USD	25,889	9
JP Morgan & Chase Co.	4/3/2014	NOK	88,000	USD	14,672	29
Barclays Bank PLC	4/3/2014	NOK	88,000	USD	14,672	29
Barclays Bank PLC	4/3/2014	NZD	4,000	USD	3,354	9
JP Morgan & Chase Co.	4/3/2014	NZD	4,000	USD	3,354	9
Barclays Bank PLC	4/3/2014	PHP	274,000	USD	6,134	(2)
JP Morgan & Chase Co.	4/3/2014	PHP	274,000	USD	6,133	(3)
Barclays Bank PLC	4/3/2014	PLN	36,000	USD	11,896	(22)
JP Morgan & Chase Co.	4/3/2014	PLN	36,000	USD	11,896	(22)
Barclays Bank PLC	4/3/2014	RUB	798,000	USD	22,111	88
JP Morgan & Chase Co.	4/3/2014	RUB	798,000	USD	22,082	59
Barclays Bank PLC	4/3/2014	SEK	354,000	USD	55,235	55
JP Morgan & Chase Co.	4/3/2014	SEK	354,000	USD	55,235	55
Barclays Bank PLC	4/3/2014	SGD	35,000	USD	27,630	20
JP Morgan & Chase Co.	4/3/2014	SGD	35,000	USD	27,630	20
Barclays Bank PLC	4/3/2014	THB	335,000	USD	10,236	(13)
JP Morgan & Chase Co.	4/3/2014	THB	335,000	USD	10,250	2
JP Morgan & Chase Co.	4/3/2014	TRY	17,000	USD	7,636	26
Barclays Bank PLC	4/3/2014	TRY	17,000	USD	7,635	25
JP Morgan & Chase Co.	4/3/2014	TWD	1,260,000	USD	41,603	(29)
Barclays Bank PLC	4/3/2014	TWD	1,260,000	USD	41,609	(24)

Barclays Bank PLC	4/3/2014	ZAR	161,000	USD	14,920	48
JP Morgan & Chase Co.	4/3/2014	ZAR	161,000	USD	14,921	49
Barclays Bank PLC	4/4/2014	INR	1,289,000	USD	20,710	101
JP Morgan & Chase Co.	4/4/2014	INR	1,289,000	USD	20,663	53

Total net unrealized depreciation						$(74,150)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2014.

Currency Abbreviations

AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss Franc
CLP - Chilean peso
CZK - Czech kronua
DKK - Danish Krone
EGP - Egyptian pound
EUR - Euro
GBP - Pound Sterling
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
ILS - Israeli new shekel
INR - Indian rupee
JPY - Japanese yen
KRW - South Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
NOK - Norwegian krone
NZD - New Zealand dollar
PHP - Philippine peso
PLN - Polish zloty
RUB - Russian ruble
SEK - Swedish Krona
SGD - Ssingapore Dollar
THB - Thai baht
TRY - Turkish lira
TWD - New Taiwan dollar
USD - U.S. dollar
ZAR - South African rand
*	Non-income producing security.

144A - Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014 the aggregate market value of this security amounted to $7,746 or 0.2% of net assets.

(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.

	5/31/2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Dividend Income	Fair Value 2/28/2014
Deutsche Bank AG (Common Stock)	$—	$13,999	$—	$(574)	$—	$—	$13,425

(b)	Less than 0.1%.
(c)	At February 28, 2014, the aggregate cost of investments for Federal income tax purposes was $5,027,740.

The net unrealized appreciation was $6,457 which consisted of aggregate gross unrealized appreciation of $142,673 and aggregate gross unrealized depreciation of $136,216.

ADR - American Depositary Receipt
CDI - Chess Depositary Interest
CPO - Ordinary Participation Certificates
FDR - France Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non Voting Depositary Receipt
REIT - Real Estate Investment Trust
SDR - Sweden Depositary Receipt

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI South Korea Hedged Equity Fund

February 28, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.2%
Basic Materials - 8.2%
Hanwha Chemical Corp.	850	$16,722
Hyundai Steel Co.	634	40,386
KCC Corp.	41	19,818
Korea Zinc Co. Ltd.	74	23,639
LG Chem Ltd.	413	98,462
Lotte Chemical Corp.	159	30,236
OCI Co. Ltd.*	157	30,444
POSCO	571	151,910

		411,617

Communications - 6.7%
Cheil Worldwide, Inc.*	900	20,614
KT Corp.	360	10,235
LG Uplus Corp.	2,100	20,557
NAVER Corp.	240	183,682
NCSoft Corp.	144	25,765
NHN Entertainment Corp.*	141	13,116
Samsung SDI Co. Ltd.	307	42,994
SK Telecom Co. Ltd.	96	19,470

		336,433

Consumer, Cyclical - 19.5%
Daewoo International Corp.	400	15,738
E-Mart Co. Ltd.	189	44,971
Halla Visteon Climate Control Corp.	330	12,288
Hankook Tire Co. Ltd.	674	39,272
Hanwha Corp.	460	15,513
Hyundai Department Store Co. Ltd.	147	19,485
Hyundai Development Co.-Engineering & Construction	510	13,974
Hyundai Mobis	584	171,507
Hyundai Motor Co.	1,315	301,803
Hyundai Wia Corp.	146	23,114
Kangwon Land, Inc.	910	27,193
Kia Motors Corp.	2,322	120,505
Korean Air Lines Co. Ltd.*	270	8,739
LG Corp.	850	44,590
Lotte Shopping Co. Ltd.	101	31,932
Samsung C&T Corp.	1,102	64,933
Shinsegae Co. Ltd.	71	14,998
SK Networks Co. Ltd.*	1,460	11,393

		981,948

Consumer, Non-cyclical - 5.2%
Amorepacific Corp.	28	30,793
AMOREPACIFIC Group	25	11,710
Celltrion, Inc.*	540	24,256
CJ CheilJedang Corp.	78	20,057
Hite Jinro Co. Ltd.	360	7,925
KT&G Corp.	966	70,765
LG Household & Health Care Ltd.	85	36,389
Lotte Confectionery Co. Ltd.	6	10,128
Orion Corp.*	31	25,932
S-1 Corp.	153	11,667
Yuhan Corp.	69	12,766

		262,388

Diversified - 0.6%
CJ Corp.	129	15,408
LS Corp.	188	12,891

		28,299

Energy - 3.1%
GS Holdings	485	22,512
SK Holdings Co. Ltd.	234	42,197
SK Innovation Co. Ltd.	529	66,156
S-Oil Corp.	421	25,792

		156,657

Financial - 14.6%
BS Financial Group, Inc.	1,580	23,533
Daewoo Securities Co. Ltd.	1,720	13,760
DGB Financial Group, Inc.	1,310	20,125
Dongbu Insurance Co. Ltd.	415	19,943
Hana Financial Group, Inc.	2,340	91,408
Hanwha Life Insurance Co. Ltd.	2,260	14,481
Hyundai Marine & Fire Insurance Co. Ltd.	630	17,174
Hyundai Securities Co. Ltd.	1,460	9,150
Industrial Bank of Korea	1,650	21,021
KB Financial Group, Inc.	3,350	125,213
Korea Investment Holdings Co. Ltd.	410	14,768
Mirae Asset Securities Co. Ltd.	230	8,176
Samsung Card Co. Ltd.	380	11,961
Samsung Fire & Marine Insurance Co. Ltd.	312	68,830
Samsung Life Insurance Co. Ltd.	536	50,713
Samsung Securities Co. Ltd.	590	21,887
Shinhan Financial Group Co. Ltd.	3,660	152,400
Woori Finance Holdings Co. Ltd.*	3,300	37,251
Woori Investment & Securities Co. Ltd.	1,300	11,228

		733,022

Industrial - 12.2%
Cheil Industries, Inc.	470	30,335
Coway Co. Ltd.	503	32,183
Daelim Industrial Co. Ltd.	267	22,035
Daewoo Engineering & Construction Co. Ltd.*	1,250	9,532
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	890	27,388
Doosan Corp.	93	12,022
Doosan Heavy Industries & Construction Co. Ltd.	480	16,277
Doosan Infracore Co. Ltd.*	1,240	15,623
GS Engineering & Construction Corp.*	330	11,144
Hyosung Corp.	248	16,913
Hyundai Engineering & Construction Co. Ltd.	660	36,107
Hyundai Glovis Co. Ltd.	124	27,239
Hyundai Heavy Industries Co. Ltd.	365	75,052
Hyundai Merchant Marine Co. Ltd.*	650	8,159
Hyundai Mipo Dockyard Co. Ltd.	111	16,429
Korea Aerospace Industries Ltd.	350	10,295
Kumho Petro Chemical Co. Ltd.	144	11,979
LG Display Co. Ltd.*	1,990	45,393
LG Electronics, Inc.	942	53,740
LG Innotek Co. Ltd.*	104	8,905
LS Industrial Systems Co. Ltd.	173	10,258
Samsung Electro-Mechanics Co. Ltd.	543	34,488
Samsung Engineering Co. Ltd.*	266	18,713
Samsung Heavy Industries Co. Ltd.	1,440	43,031
Samsung Techwin Co. Ltd.	369	18,217

		611,457

Technology - 25.2%
Samsung Electronics Co. Ltd.	847	1,070,354
SK C&C Co. Ltd.	213	28,932
SK Hynix, Inc.*	4,560	165,527

		1,264,813

Utilities - 1.9%
Korea Electric Power Corp.	2,180	75,560
Korea Gas Corp.*	278	18,073

		93,633

TOTAL COMMON STOCKS
(Cost $4,866,724)		4,880,267

PREFERRED STOCKS - 2.9%
Basic Materials - 0.2%
LG Chem Ltd.	85	12,143

Consumer, Cyclical - 1.5%
Hyundai Motor Co.	565	75,269

Technology - 1.2%
Samsung Electronics Co. Ltd.	60	59,747

TOTAL PREFERRED STOCKS
(Cost $131,515)		147,159

TOTAL INVESTMENTS - 100.1%
(Cost $4,998,239) (a)		$5,027,426
Liabilities in excess of other assets - (0.1%)		(7,394)

NET ASSETS - 100.0%		$5,020,032

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus.

As of February 28, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
JP Morgan & Chase Co.	3/5/2014	KRW	2,531,775,000	USD	2,360,916	(10,049)
Barclays Bank PLC	3/5/2014	KRW	2,531,775,000	USD	2,330,920	(40,045)
The Bank of New York Mellon	3/5/2014	KRW	213,000,000	USD	195,431	(4,040)
The Bank of New York Mellon	3/5/2014	KRW	32,427,000	USD	30,000	(367)
JP Morgan & Chase Co.	3/5/2014	USD	2,371,575	KRW	2,531,775,000	(611)
Barclays Bank PLC	3/5/2014	USD	2,366,676	KRW	2,531,775,000	4,289
The Bank of New York Mellon	3/5/2014	USD	195,631	KRW	208,855,760	(41)
The Bank of New York Mellon	3/5/2014	USD	33,700	KRW	36,571,240	548
JP Morgan & Chase Co.	4/3/2014	KRW	2,664,897,000	USD	2,490,255	(994)
Barclays Bank PLC	4/3/2014	KRW	2,664,897,000	USD	2,486,932	(4,318)
JP Morgan & Chase Co.	4/3/2014	KRW	18,542,140	USD	17,300	(34)

Total net unrealized depreciation						$(55,662)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2014.

Currency Abbreviations
USD - United States Dollar
KRW - South Korean Won
*	Non-income producing security.
(a)	At February 28, 2014, the aggregate cost of investments for Federal income tax purposes was $4,998,239. The net unrealized appreciation was $29,187 which consisted of aggregate gross unrealized appreciation of $147,729 and aggregate gross unrealized depreciation of $118,542.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Mexico Hedged Equity Fund

February 28, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Basic Materials - 10.1%
Bio Pappel SAB de CV*	7,500	$15,949
Grupo Mexico SAB de CV, Series B	66,437	204,059
Grupo Simec SAB de CV, Series B*	6,100	23,732
Industrias Penoles SAB de CV	3,823	92,787
Mexichem SAB de CV	28,847	93,911
Minera Frisco SAB de CV*	21,189	35,984

		466,422

Communications - 24.3%
America Movil SAB de CV, Series L	794,325	769,122
Axtel SAB de CV*	61,800	21,857
Grupo Televisa SAB de CV, Series C	51,374	301,796
TV Azteca SAB de CV	51,600	29,884

		1,122,659

Consumer, Cyclical - 9.9%
Alsea SAB de CV	14,200	43,990
Consorcio ARA SAB de CV*	48,800	18,437
Controladora Comercial Mexicana SAB de CV	12,774	51,006
El Puerto de Liverpool SAB de CV	5,715	59,134
Grupo Aeromexico SAB de CV*	13,200	19,431
Grupo Comercial Chedraui SA de CV	12,226	35,634
Grupo Famsa SAB de CV, Class A*	11,500	15,861
Hoteles City Express SAB de CV*	2,700	4,374
Wal-Mart de Mexico SAB de CV, Series V	98,911	209,521

		457,388

Consumer, Non-cyclical - 17.0%
Arca Continental SAB de CV	9,891	51,817
Coca-Cola Femsa SAB de CV, Series L	5,074	49,142
Fomento Economico Mexicano SAB de CV	39,953	341,931
Genomma Lab Internacional SAB de CV, Class B*	23,612	55,768
Grupo Bimbo SAB de CV	43,247	113,329
Grupo Herdez SAB de CV	7,000	18,386
Kimberly-Clark de Mexico SAB de CV, Class A	41,220	99,563
OHL Mexico SAB de CV*	21,839	54,907

		784,843

Diversified - 5.6%
Alfa SAB de CV, Class A	71,700	172,427
Grupo Carso SAB de CV, Series A	16,088	83,796

		256,223

Financial - 20.1%
Banregio Grupo Financiero SAB de CV	6,800	35,459
Bolsa Mexicana de Valores SAB de CV	15,000	27,103
Compartamos SAB de CV	32,550	55,327
Concentradora Fibra Hotelera Mexicana SA de CV REIT	18,700	29,825
Corp. Inmobiliaria Vesta SAB de CV	16,300	29,894
Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	3,700	4,470
Fibra Uno Administracion SA de CV REIT	36,292	114,863
Grupo Financiero Banorte SAB de CV, Class O	50,570	328,076
Grupo Financiero Inbursa SAB de CV, Class O	60,602	145,053
Grupo Financiero Santander Mexico SAB de CV, Class B	48,100	106,061
Mexico Real Estate Management SA de CV REIT*	20,500	35,571
TF Administradora Industrial S de RL de CV REIT	6,500	13,019

		924,721

Industrial - 12.8%
Cemex SAB de CV*	220,574	288,427
Empresas ICA SAB de CV*	20,300	33,142
Grupo Aeroportuario del Centro Norte SAB de CV, Class B*	9,000	27,765
Grupo Aeroportuario del Pacifico SAB de CV, Class B	10,059	53,926
Grupo Aeroportuario del Sureste SAB de CV, Class B	6,015	67,041
Industrias CH SAB de CV, Series B*	6,638	40,637
Promotora y Operadora de Infraestructura SAB de CV*	6,015	77,565

		588,503

TOTAL COMMON STOCKS
(Cost $4,955,543)		4,600,759

TOTAL INVESTMENTS - 99.8%
(Cost $4,955,543) (a)		$4,600,759
Other assets less liabilities - 0.2%		10,698

NET ASSETS - 100.0%		$4,611,457

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus.

As of February 28, 2014, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	3/5/2014	MXN	33,141,290	USD	2,475,000	(23,215)
JP Morgan & Chase Co.	3/5/2014	MXN	33,140,993	USD	2,475,000	(23,192)
The Bank of New York Mellon	3/5/2014	MXN	1,110,000	USD	81,864	(1,809)
Barclays Bank PLC	3/5/2014	MXN	994,581	USD	74,276	(697)
Barclays Bank PLC	3/5/2014	USD	2,549,276	MXN	33,765,716	(3,991)
JP Morgan & Chase Co.	3/5/2014	USD	2,245,558	MXN	29,742,981	(3,511)
JP Morgan & Chase Co.	3/5/2014	USD	229,442	MXN	3,072,293	2,150
The Bank of New York Mellon	3/5/2014	USD	49,557	MXN	656,397	(77)
The Bank of New York Mellon	3/5/2014	USD	32,306	MXN	438,000	710
Barclays Bank PLC	4/3/2014	MXN	30,790,000	USD	2,319,312	3,656
JP Morgan & Chase Co.	4/3/2014	MXN	30,790,000	USD	2,319,333	3,677

Total net unrealized depreciation						$(46,299)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2014.

Currency Abbreviations
USD - United States Dollar
MXN - Mexican Peso
*	Non-income producing security.
(a)	At February 28, 2014, the aggregate cost of investments for Federal income tax purposes was $4,955,543. The net unrealized depreciation was $354,784 which consisted of aggregate gross unrealized appreciation of $11,776 and aggregate gross unrealized depreciation of $366,560.

REIT - Real Estate Investment Trust

Additional Valuation Information

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of February 28, 2014 (see the Schedule of Investments for security categories). During the period ended February 28, 2014, there were no transfers between investment levels.

	Level 1	Level 2	Level 3	Fair Value at 2/28/2014
db X-trackers MSCI Brazil Hedged Equity Fund
Investments in Securities*
Common Stocks	$2,364,286	$—	$—	$2,364,286
Preferred Stocks	1,708,543	—	—	1,708,543
Rights	472	—	—	472
Other Financial Instruments
Unrealized Appreciation on Forward Foreign
Currency Contracts	—	31,310	—	31,310
Unrealized Depreciation on Forward Foreign
Currency Contracts	—	(174,596)	—	(174,596)

Total Investments	$4,073,301	$(143,286)	$—	$3,930,015

db X-trackers MSCI EAFE Hedged Equity Fund
Investments in Securities*
Common Stocks	$367,777,307	$—	$—	$367,777,307
Preferred Stocks	2,062,993	—	—	2,062,993
Other Financial Instruments
Unrealized Appreciation on Forward Foreign
Currency Contracts	—	596,461	—	596,461
Unrealized Depreciation on Forward Foreign
Currency Contracts	—	(6,552,091)	—	(6,552,091)
Futures Contracts	58,060	—	—	58,060

Total Investments	$369,898,360	$(5,955,630)	$—	$363,942,730

db X-trackers MSCI Emerging Markets Hedged Equity Fund
Investments in Securities*
Common Stocks	$26,415,899	$0	$—	$26,415,899
Preferred Stocks	1,614,941	—	—	1,614,941
Rights	285	—	—	285
Other Financial Instruments
Unrealized Appreciation on Forward Foreign
Currency Contracts	—	93,912	—	93,912
Unrealized Depreciation on Forward Foreign
Currency Contracts	—	(379,681)	—	(379,681)
Futures Contracts	(5,495)	—	—	(5,495)

Total Investments	$28,025,630	($285,769)	$—	$27,739,861

db X-trackers MSCI Germany Hedged Equity Fund
Investments in Securities*
Common Stocks	$39,021,170	$—	$—	$39,021,170
Preferred Stocks	2,679,779	—	—	2,679,779
Other Financial Instruments
Unrealized Appreciation on Forward Foreign
Currency Contracts	—	47,178	—	47,178
Unrealized Depreciation on Forward Foreign
Currency Contracts	—	(941,844)	—	(941,844)
Futures Contracts	19,152	—		19,152

Total Investments	$41,720,101	$(894,666)	$—	$40,825,435

db X-trackers MSCI Japan Hedged Equity Fund
Investments in Securities*
Common Stocks	$446,586,937	$—	$—	$446,586,937
Other Financial Instruments
Unrealized Appreciation on Forward Foreign
Currency Contracts	—	1,362,378	—	1,362,378
Unrealized Depreciation on Forward Foreign
Currency Contracts	—	(3,569,486)	—	(3,569,486)
Futures Contracts	(84,603)	—	—	(84,603)

Total Investments	$446,502,334	$(2,207,108)	$—	$444,295,226

db X-trackers Municipal Infrastructure Revenue Bond Fund
Investments in Securities*
Municipal Bonds	$—	$15,384,043	$—	$15,384,043

Total Investments	$—	$15,384,043	$—	$15,384,043

db X-trackers Regulated Utilities Fund
Investments in Securities*
Common Stocks	$9,213,613	$—	$—	$9,213,613

Total Investments	$9,213,613	$—	$—	$9,213,613

db X-trackers MSCI AC Asia Pacific ex Japan Hedged Equity Fund
Investments in Securities*
Common Stocks	$6,391,299	$—	$—	$6,391,299
Preferred Stocks	15,932	—	—	15,932
Other Financial Instruments
Unrealized Appreciation on Forward Foreign
Currency Contracts	—	11,801	—	11,801
Unrealized Depreciation on Forward Foreign
Currency Contracts	—	(86,840)	—	(86,840)

Total Investments	$6,407,231	$(75,039)	$—	$6,332,192

db X-trackers MSCI Europe Hedged Equity Fund
Investments in Securities*
Common Stocks	$30,776,682	$—	$—	$30,776,682
Preferred Stocks	281,779	—	—	281,779
Other Financial Instruments
Unrealized Appreciation on Forward Foreign
Currency Contracts	—	39,722	—	39,722
Unrealized Depreciation on Forward Foreign
Currency Contracts	—	(634,712)	—	(634,712)

Total Investments	$31,058,461	$(594,990)	$—	$30,463,471

db X-trackers MSCI United Kingdom Hedged Equity Fund
Investments in Securities*
Common Stocks	$5,216,214	$—	$—	$5,216,214
Other Financial Instruments
Unrealized Appreciation on Forward Foreign
Currency Contracts	—	9,037	—	9,037
Unrealized Depreciation on Forward Foreign
Currency Contracts	—	(98,320)	—	(98,320)

Total Investments	$5,216,214	$(89,283)	$—	$5,126,931

db X-trackers Harvest CSI 300 China A-Shares Fund
Investments in Securities*
Common Stocks	$166,614,818	$—	$—	$166,614,818

Total Investments	$166,614,818	$—	$—	$166,614,818

db X-trackers MSCI All World ex US Hedged Equity Fund
Investments in Securities*
Common Stocks	$4,955,616	$—	$—	$4,955,616
Preferred Stocks	78,570	—	—	78,570
Rights	11	—	—	11
Other Financial Instruments
Unrealized Appreciation on Forward Foreign
Currency Contracts	—	12,279	—	12,279
Unrealized Depreciation on Forward Foreign
Currency Contracts	—	(86,429)	—	(86,429)

Total Investments	$5,034,197	$(74,150)	$—	$4,960,047

db X-trackers MSCI South Korea Hedged Equity Fund
Investments in Securities*
Common Stocks	$4,880,267	$—	$—	$4,880,267
Preferred Stocks	147,159	—	—	147,159
Other Financial Instruments
Unrealized Appreciation on Forward Foreign
Currency Contracts	—	4,837	—	4,837
Unrealized Depreciation on Forward Foreign
Currency Contracts	—	(60,499)	—	(60,499)

Total Investments	$5,027,426	$(55,662)	$—	$4,971,764

db X-trackers MSCI Mexico Hedged Equity Fund
Investments in Securities*
Common Stocks	$4,600,759	$—	$—	$4,600,759
Other Financial Instruments
Unrealized Appreciation on Forward Foreign
Currency Contracts	—	10,193	—	10,193
Unrealized Depreciation on Forward Foreign
Currency Contracts	—	(56,492)	—	(56,492)

Total Investments	$4,600,759	$(46,299)	$—	$4,554,460

*	See Schedule of Investments for Industry or Country Classification.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DBX ETF Trust

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date April 25, 2014

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date April 25, 2014

*	Print the name and title of each signing officer under his or her signature.